Filed with the U.S. Securities and Exchange Commission on February 6, 2025
1933 Act Registration File No. 333-206240
1940 Act File No. 811-23084
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	213	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	216	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 516-1652

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:

Andrew Zutz Kirkland & Ellis LLP 1301 Pennsylvania Avenue, N.W. Washington, DC 20004

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 213 to the Registration Statement of Series Portfolios Trust (the “Trust”) on Form N-1A is being filed for the purpose of responding to SEC comments regarding the registration of the Elm Market Navigator ETF as a new series of the Trust, to add financial statements for the Predecessor Fund (defined within the Registration Statement), to make other non-material revisions, and to file exhibits to the Registration Statement. The Trust has enclosed a request to accelerate the effective date of this Post-Effective Amendment No. 213 to February 7, 2025.

Elm Market Navigator ETF

Listed on NYSE Arca, Inc.: ELM

Prospectus

February 10, 2025

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Elm Market Navigator ETF
A series of Series Portfolios Trust (the “Trust”)

Summary Section
Elm Market Navigator ETF

Investment Objective
The Elm Market Navigator ETF (the “Fund”) seeks long-term, risk-adjusted growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.22%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.04%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver (3)	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver	0.24%
(1)“Other Expenses” are estimated for the Fund’s current fiscal year.
(2)Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies and are estimated for the Fund’s current fiscal year. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights (when available) which only reflect the direct operating expenses incurred by the Fund.
(3)The Fund’s investment adviser, Elm Partners Management LLC (the “Adviser” or “Elm Partners”), has contractually agreed to waive a portion of its management fee so that the effective rate of the management fee is 0.20%, instead of 0.22%, of the Fund’s average daily net assets through February 10, 2026. This waiver may not be terminated without the approval of the Trust’s Board of Trustees (the “Board”). This waiver should not be construed to be a permanent reduction of the management fees of the Adviser. The Adviser has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this management fee waiver agreement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver arrangement discussed in the table above is reflected only through February 10, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$25	$82	$144	$329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus. During the Predecessor Fund’s (defined below) most recent fiscal year ended December 31, 2024, the portfolio turnover rate for the Predecessor Fund was 70% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed “fund of funds” that seeks to achieve its investment objective by investing in a dynamic portfolio of other unaffiliated registered investment companies, including mutual funds, index-based exchange-traded funds (“ETFs”), and actively managed ETFs (collectively, “Underlying Funds”), that provide exposure to equity markets and fixed income markets. The Underlying Funds that will comprise the Fund’s portfolio are selected to provide exposure to a number of different asset classes, including equity securities of domestic and foreign companies (including companies located in emerging markets), real estate investment trusts (“REITs”), public, taxable fixed income securities, municipal bonds, and U.S. Treasury bills, notes and bonds. The Fund’s exposure to fixed income instruments, through its investments in the Underlying Funds, will include investments in securities of varying duration, maturity and credit quality, including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (commonly known as “junk bonds” or “high yield bonds”). The Fund, through its investments in the Underlying Funds, may invest in securities of any market capitalization.

To construct the Fund’s portfolio, Elm Partners Management LLC (the “Adviser”), the Fund’s investment adviser, uses Dynamic Index Investing®, the Adviser’s proprietary, rules-based asset allocation methodology. Dynamic Index Investing® begins with a baseline portfolio of Underlying Funds of approximately 75% equity (U.S. and non-U.S.) exposure, and 25% U.S. Fixed-income and money-market exposure. Using this baseline portfolio, the Adviser then evaluates each asset class based on an estimate of the long-term expected inflation-adjusted return measured relative to long-term U.S. Treasury Inflation Protected Securities (TIPS) and based on the riskiness of each asset class, as determined by the Adviser, and will rebalance the weightings of the Underlying Funds to achieve the desired allocation. The Adviser uses traditional metrics (for example, the Adviser’s internally calculated version of cyclically adjusted earnings yield, and the one-year price momentum adjusted for inflation, dividends and risk premium) to estimate the attractiveness of each asset class. The Adviser estimates long-term returns using publicly available index-level earnings, market price, and inflation data to construct a cyclically-adjusted earnings yield (earnings viewed over a full market cycle and adjusted for inflation) for each major equity market in the baseline portfolio. The Adviser estimates risk using a combination of publicly available historical volatility data and through a medium-term momentum signal constructed using publicly available index-level market price data. The Adviser may use a variety of resources, including SEC filings, and shareholder reports of issuers, though the Adviser will access much of the data through Bloomberg.

To be included in the Fund’s investment universe, an Underlying Fund must be a large, liquid, low-fee, broad-market index fund providing exposure to the markets in the Fund’s baseline portfolio. The Adviser will typically select the lowest-cost fund available subject to meeting size, liquidity, and methodology-quality thresholds. The Adviser may not select the lowest-cost fund available if, in the opinion of the Adviser, it is not sufficiently large or liquid or does not follow a standard index-construction methodology.

The Adviser will typically rebalance the Fund’s portfolio on a semi-monthly basis but may adjust the Fund’s portfolio more frequently as the Adviser determines appropriate. The Adviser will adjust its allocations depending on the attractiveness of each asset class, and may adjust the weights of each asset class to be significantly more than the initial baseline weight. The Adviser may underweight an asset class relative to its baseline weight, and may even set the weight of an asset class to zero.

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The Adviser expects to engage in active trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Principal Risks
As with any fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or long periods of time. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are summarized below.
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”), which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares, which may result in a widening of the bid and ask spread. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
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•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Newer Adviser Risk. The Adviser has not previously served as an adviser to a registered investment company. As a result, there is no long-term track record of the Adviser serving as an adviser to a registered investment company against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies (funds), rather than directly in securities of individual companies. An investment in the Fund will be subject to substantially the same risks as those associated with the Underlying Funds in proportion to the Fund’s allocation to those Underlying Funds, and the value of the Fund’s investment in Underlying Funds will fluctuate in response to the performance of the portfolios of the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund, as a shareholder of the Underlying Funds, will indirectly pay a proportionate share of the fees and expenses charged by the Underlying Funds in addition to the Fund’s unified management fee. Although the Adviser will regularly evaluate the Underlying Funds in which the Fund invests (including operating expenses and management fees) to determine whether an Underlying Fund’s stated investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by an Underlying Fund, and will not have the ability to control or otherwise influence the composition of the investment portfolio of an Underlying Fund. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments may change due to market movements, the investment decisions of the Underlying Fund’s investment adviser or other factors, which could result in the Fund’s desired allocations not being met. There is a risk that you could achieve better returns by investing in an individual fund of funds representing a single broad asset class rather than investing in a fund of funds such as the Fund.
Asset Allocation Risk. The Fund, through its investments in Underlying Funds, may allocate its investments among various asset classes. The Fund’s performance will be affected by the Adviser’s selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments and may cause the Fund to underperform other funds with a similar investment objective. In addition, the Fund’s performance will be affected by the Underlying Funds’ performance and ability to meet their investment objectives.
Common Stock Risk. While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by an Underlying Fund.
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Small- and Mid-Cap Companies Risk. There may be less trading in the stocks of small- and mid-cap companies, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Small- and mid-cap companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company, and may depend upon a relatively small management group.
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Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. REITs may also be adversely affected by failure to qualify as REIT under the Code, poor management, environmental problems, property tax increases or changes in federal, state or local regulation.
Foreign Investments and Emerging Markets Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.
Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price.
Credit Risk. An issuer of debt securities may not make timely payments of principal and interest and may default entirely in its obligations. A decrease in the issuer’s credit rating may lower the value of debt securities.
Debt Securities Risk. Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.
High Yield Debt Securities (“Junk” Bond) Risk. Below investment-grade debt securities (also referred to as high yield debt securities or “junk” bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of high yield debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Cash Position Risk. The ability of the Fund to meet its investment objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
U.S. Government Obligations Risk. The Fund will invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio securities. Investors may lose money. The value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and the spread of infectious illness or other public health issues.
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High Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding asset allocations, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Performance
The Fund commenced operations on or about February 10, 2025 by acquiring substantially all of the assets and liabilities of Elm Partners Portfolio LLC, an unregistered private investment fund (the “Predecessor Fund”), in a tax-free reorganization (the “Reorganization”) in which investors in the Predecessor Fund received shares of the Fund. The Fund was formed to continue the operations of the Predecessor Fund in a registered ETF format.
The investment objectives, policies, and restrictions of the Fund are, in all material respects, equivalent to those of the Predecessor Fund. The Adviser is the same entity that served as investment adviser to the Predecessor Fund, and at least one of the portfolio managers responsible for managing the Predecessor Fund since its inception is one of the portfolio managers for the Fund.
The Fund is newly registered as an ETF and, as of the date of this Prospectus, does not have a full calendar year of performance as an ETF. Prior performance shown below is that of the Predecessor Fund, which commenced operations on December 30, 2011, and that performance information reflects all of the Predecessor Fund’s actual fees and expenses (i.e., the Predecessor Fund’s annual management fees and operating expenses before any fee waivers and/or expense subsidies). The performance of the Predecessor Fund has not been restated to reflect the anticipated expenses of the Fund, which are expected to be higher than those of the Predecessor Fund. If the Predecessor Fund’s performance had been readjusted to reflect the Fund’s expenses, the performance would have been lower. Also, the Predecessor Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Internal Revenue Code, which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. Had the Predecessor Fund been structured as an ETF, its performance may have differed.
The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Predecessor Fund from year to year. The performance table shows how average annual total returns of the Predecessor Fund for different periods compare to those of a broad-based market index. The Predecessor Fund was organized as a Delaware limited liability company, did not qualify as a regulated investment company for federal income tax purposes, and did not pay dividends and distributions. As a result, we are unable to show the after-tax returns for the Predecessor Fund.
Prior performance shown below represents the historical performance of the Predecessor Fund and is not the Fund’s performance, nor is it indicative of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.elmwealth.com or by calling the Fund toll-free at 1-800-617-0004.

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Calendar Year Returns as of December 31

Best Quarter	Q4 2020	13.73%
Worst Quarter	Q4 2020	-18.59%

Average Annual Total Returns for periods ended December 31, 2024
Elm Market Navigator ETF	One Year	Five Years	Ten Years
Return Before Taxes	8.00%	6.35%	6.21%
Return After Taxes on Distributions	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A
MSCI ACWI IMI Index (reflects no deductions for fees expenses and taxes)	16.37%	12.29%	9.01%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees expenses and taxes)	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index (reflects no deductions for fees expenses and taxes)	10.73%	6.16%	6.39%

Management
Investment Adviser
Elm Partners Management LLC (doing business as Elm Wealth) is the Fund’s investment adviser.
Portfolio Managers
Mr. Victor Haghani, founder and Chief Investment Officer of the Adviser, and Mr. James White, Chief Executive Officer of the Adviser, are each portfolio managers responsible for the day-to-day management of the Fund’s portfolio. Mr. Haghani and Mr. White have each managed the Fund since its inception in February 2025. Mr. Haghani was portfolio
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manager of the Predecessor Fund since its inception in December 2011. Mr. White was a portfolio manager of the Predecessor Fund since December 2017.

Purchase and Sale of Fund Shares
Shares of the Fund are listed on the Exchange, and individual shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because shares of the Fund trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems its shares at NAV only in large specified numbers of shares known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.elmwealth.com.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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Additional Information About the Fund

Investment Objective

The Fund seeks long-term, risk-adjusted growth of capital. The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.

Principal Investment Strategies

The Fund is an actively managed “fund of funds” that seeks to achieve its investment objective by investing in a dynamic portfolio of other unaffiliated registered investment companies, including other mutual funds, index-based exchange-traded funds (“ETFs”), and actively managed ETFs (collectively, “Underlying Funds”), that provide exposure to equity markets and US fixed income markets. The Underlying Funds that will comprise the Fund’s portfolio are selected to provide exposure to a number of different asset classes, including equity securities of domestic and foreign companies (including companies located in emerging markets), real estate investment trusts (“REITs”), public, taxable fixed income securities, municipal bonds, and U.S. Treasury bills, notes and bonds. The Fund’s exposure to fixed income instruments, through its investments in the Underlying Funds, will include investments in securities of varying duration, maturity and credit quality, including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (commonly known as “junk bonds” or “high yield bonds”). The Fund, through its investments in the Underlying Funds, may invest in securities of any market capitalization.

To construct the Fund’s portfolio, Elm Partners Management LLC (the “Adviser”), the Fund’s investment adviser, uses Dynamic Index Investing®, the Adviser’s rules-based asset allocation methodology. Dynamic Index Investing® begins with a baseline portfolio of Underlying Funds of approximately 75% global (U.S. and non-U.S.) equity exposure, 25% US Fixed-Income and money-market exposure. For an asset class to be included in the baseline portfolio it needs to be (1) sufficiently large to be viewed as an asset class (for example, a weight of at least 2% of the global market capitalization portfolio); (2) accessible via low cost and liquid vehicles; (3) for equity-like asset classes (equities and other securities whose returns have a relatively high correlation to and similar volatility as broad equity markets), carrying non-diversifiable systematic risk that makes it likely to carry a risk premium (the expected excess return that investing in the stock market provides over long-term TIPS), and that such risk premium preferably should have observable inputs and a correlation to the equity markets that can be estimated prospectively; (4) accessible without requiring specialized skills necessary to make individual stock selections. The Adviser then evaluates each asset class by assessing its expected long-term return relative to the long-term expected inflation-adjusted U.S. Treasury Inflation Protected Securities (TIPS). The Adviser will rebalance the weightings of the Underlying Funds to achieve the desired allocation.

The Adviser’s expected risk premium overlay uses traditional metrics (for example, its internally calculated version of earnings yield for equity asset classes viewed over a full market cycle and adjusted for inflation) to estimate an asset class’s long-term expected excess return. The Adviser sets a long-term expected risk premium for each asset class that would be required for the Fund to hold that asset class at the baseline weight. The Fund will then deviate from the baseline portfolio in proportion to the extent the current expected risk premium of an asset class varies from the required expected risk premium.

The Adviser uses a momentum metric to determine if an asset class is in a state of high or low riskiness. The Adviser measures momentum by comparing the current value of the asset class relative to its average value over some number of past months, taking into account inflation, dividends and risk premium. When momentum for an asset class is positive (negative), the Adviser views that asset class as being in a low risk (high risk) state. The momentum overlay can be viewed as close to a binary, positive or negative measure, with a typically narrow intermediate zone in between. For an asset class that has negative (positive) momentum, the Adviser allocates less to that asset class than its baseline portfolio
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weight. For an asset class that has positive momentum, the Adviser will allocate more to that asset class compared to its baseline portfolio weight. Because the Adviser does not use leverage in constructing the Fund’s portfolio, there may be instances where momentum will have little or no effect on the baseline portfolio weight.

The Adviser will typically rebalance the Fund’s portfolio on at least a bimonthly basis but may adjust the Fund’s portfolio as the Adviser determines necessary. The Adviser will adjust its allocations depending on the attractiveness of each asset class, and may adjust the weights of each to be significantly more than the initial baseline weight. The Adviser may underweight an asset class relative to its baseline weight, and may even set the weight of an asset class to zero.

Non-Principal Investment Strategies; Securities Lending. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Principal Risks
An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The following provides additional information about the Fund’s principal risks. It is important that investors closely review and understand these risks before making an investment decision.
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s NAV, which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Investors buying or selling shares of the Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares of the Fund. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares of the Fund (the “bid” price) and the price at which an investor is willing to sell shares of the Fund (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares of the Fund based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if Fund’s shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of the Fund, including bid/ask spreads, frequent trading of the Fund’s shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times
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when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares of the Fund on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares of the Fund when extraordinary volatility causes sudden, significant swings in the market price of shares of the Fund. There can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV, which may result in a widening of the bid/ask spread.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Newer Adviser Risk. The Adviser has not previously served as an adviser to a registered investment company. As a result, there is no long-term track record of the Adviser serving as an adviser to a registered investment company against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including money market funds, rather than directly in the securities of individual companies. An investment in the Fund will be subject to substantially the same risks as those associated with the Underlying Funds in proportion to the Fund’s allocation to those Underlying Funds. Investments in other funds subjects the Fund to additional operating and management fees and expenses. For instance, investors in the Fund will indirectly pay a proportionate shares of the fees and expenses charged by the Underlying Funds in which the Fund invests, in addition to the Fund’s unified management fee. Because ETFs trade on exchanges, the Fund may also incur brokerage expenses and commissions when it buys or sells ETF shares. The Fund’s performance depends in part upon the performance of the Underlying Funds in which it invests, as well as the strategies and instruments used by the ETFs. Despite the Adviser’s selection and regular evaluation of each Underlying Fund in which the Fund invests to determine whether the funds are consistent with the Fund’s investment objectives, the Adviser cannot control the strategies and/or holdings of these funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. As a result, there is a risk that an Underlying Fund’s portfolio investments will not be consistent with the Fund’s investment objectives, which may influence the Fund’s overall portfolio, especially if the Fund
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maintains a significant position in the Underlying Fund. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments may change due to market movements, the investment decisions of the Underlying Fund’s investment adviser or other factors, which could result in the Fund’s desired allocations not being met. There is a risk that you could achieve better returns by investing in an individual fund of funds representing a single broad asset class rather than investing in a fund of funds such as the Fund. The Fund does not have any control over the investments made by an Underlying Fund, which may change at any time due to the Underlying Fund adviser’s discretion.
The SEC adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 permits more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.
Asset Allocation Risk. The Fund, through its investments in Underlying Funds, may allocate its investments among various asset classes. The Fund’s performance will be affected by the Adviser’s selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments and may cause the Fund to underperform other funds with a similar investment objective. In addition, the Fund’s performance will be affected by the Underlying Funds’ performance and ability to meet their investment objectives.
Common Stock Risk. While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies.
Small- and Mid-Cap Companies Risk. There may be less trading in the stocks of small- and mid-cap companies, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Small- and mid-cap companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company, and may depend upon a relatively small management group.
Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. REITs may also be adversely affected by failure to qualify as REIT under the Code, poor management, environmental problems, property tax increases or changes in federal, state or local regulation.
Foreign Investments and Emerging Markets Risk. The Fund may be subject to the risks of investing in foreign and emerging markets. Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s portfolio securities will be denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S.
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securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation; (iii) certain economic and political risks, including potential exchange control regulations and potential restrictions on non-U.S. investment and repatriation of capital; and (iv) with respect to certain countries, the possibility of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments that could affect investments in those countries.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. Some emerging countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims, and the existence or possible imposition of exchange controls, custodial restrictions or other laws or restrictions applicable to investments differ from those found in more developed markets. Sometimes, they may lack, or be in the relatively early development of, legal structures governing private and foreign investments and private property. There may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to disclosure, accounting, auditing and financial reporting standards and requirements comparable to those which U.S. companies are subject. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.
Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Because some municipal securities may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institution issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
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Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.
Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Debt Securities Risk. Increases in interest rates typically lower the value of debt securities. Investments in debt securities include credit risk, the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.
High Yield Debt Securities (“Junk” Bond) Risk. The Fund is permitted to invest and transact in unrated or lower-rated debt securities and other instruments, sometimes referred to as “high yield” or “junk” bonds. Lower-rated securities may include securities that have the lowest rating or are in default. Investing in lower-rated or unrated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. Lower-rated or unrated securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/issues of lower-rated or unrated securities may be more complex than for issuers/issues of higher quality debt securities. Lower-rated or unrated securities may be more susceptible to losses and real or perceived adverse economic and competitive industry conditions than higher-grade securities. Securities that are in the lowest rating category are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, and to be unlikely to have the capacity to pay interest and repay principal. The secondary markets on which lower-rated or unrated securities are traded may be less liquid than the market for higher-grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the value of such investments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated or unrated securities, especially in a thinly traded market. It is possible that a major economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on the bonds and increase the incidence of default of such securities. Furthermore, with respect to certain residential and commercial mortgage-backed securities, it is difficult to obtain current reliable information regarding delinquency rates, prepayment rates, servicing records, as well as updated cash flows. The use of credit ratings as the sole method of evaluating lower-rated or unrated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was rated.
Cash Position Risk. The ability of the Fund to meet its investment objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
U.S. Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
Market Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including, among other things,
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rapid changes in interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
High Portfolio Turnover Risk. The Fund’s principal investment strategies involve actively trading securities, resulting in a high portfolio turnover rate, which can increase transaction costs (thus lowering performance) and taxable distributions. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund, reducing Fund returns accordingly. The portfolio turnover rate of the Fund may vary from year to year
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding asset allocations and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Securities Lending Risk (non-principal risk). The Fund may lend securities from its portfolio as a non-principal strategy. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Fund.
Portfolio Holdings

Information about the Fund’s daily portfolio holdings is available at www.elmwealth.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser
The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Elm Partners Management LLC, located at 50 South 16th Street, Ste 1700, Philadelphia, Pennsylvania 19102. Elm Partners (doing business as Elm Wealth) is an SEC-registered investment adviser providing investment advisory services to pooled investment vehicles, individuals, high net worth individuals, trusts, estates, charitable organizations and businesses and corporations. As of December 31, 2024, the Adviser had approximately $1.9 billion in assets under management.

Subject to the oversight of the Board, the Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. For the services provided to the Fund by the Adviser, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.22% of the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends, and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).

A discussion regarding the basis for the Board’s initial approval of the Advisory Agreement between the Adviser and the Fund will be available in the Fund’s first Form N-CSR filing with the SEC for the period ending March 31, 2025.

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The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Portfolio Managers

Victor Haghani, Founder and Chief Investment Officer of the Adviser, founded the Adviser in 2011 and has over 40 years’ experience working and innovating in the financial markets. Mr. Haghani has been a prolific contributor to academic and practitioner finance literature. Mr. Haghani began his career at Salomon Brothers in 1984, where he became Managing Director in the bond-arbitrage group. In 1993, he was a co-founding partner of Long-Term Capital Management. In 1999, Mr. Haghani became a founding partner of JWM Partners, where he worked through 2002, after which he has been involved in a variety of activities, including consulting and board assignments. He has also lectured at the London School of Economics. Mr. Haghani received a B.Sc. degree in finance from the London School of Economics.

James White, Principal and Chief Executive Officer of the Adviser, joined the Adviser in 2017 as CEO. Mr. White started his career in 2001 at Nationsbank/CRT where he worked in Quantitative Research before serving as a Principal in Fixed Income Trading, responsible for US Exotic Options trading. From 2005 to 2008 Mr. White worked as a Portfolio Manager for Citadel Investment Group, and from 2009-2017 as a Partner of PAC Partners, a boutique private-equity investment partnership.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

How to Buy and Sell Shares
The Fund issues and redeems its shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire the Fund’s shares directly from the Fund, and only APs may tender their shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute an authorized participant agreement (“Participant Agreement”) that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, the Fund’s shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell the Fund’s shares in secondary market transactions through brokers. Individual shares of the Fund are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling the Fund’s shares through a broker, you will pay or receive the market price. You may incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy the Fund’s shares, and receive less than NAV when you sell those shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a
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beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Investing in the Fund

For more information on how to buy and sell shares of the Fund, visit the Fund’s website at www.elmwealth.com or by calling the Fund toll-free at 1-800-617-0004.

Frequent Purchases and Redemptions of Shares

Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing, such as dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an AP. The Fund may impose transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares. Direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. Although the Fund imposes no restrictions on the frequency of purchases and redemptions of Creation Units, the Fund and the Adviser reserve the right to reject or limit purchases at any time as described in the Fund’s SAI.

Determination of Net Asset Value

The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV is calculated by dividing the Fund’s net assets by its shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. In particular, the Fund generally values equity securities traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under policies and procedures approved by the Board (as described below).

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Fair Value Pricing

Occasionally, market quotations are not readily available, or are unreliable, or there may be events affecting the value of foreign securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Adviser has been designated by the Board as the Fund’s valuation designee to make all fair value determinations with respect to the Fund's portfolio investments, subject to the Board's oversight. Generally, when fair valuing a security, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the procedures adopted by the Adviser in its capacity as valuation designee, Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.

Investments by Other Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into a fund of funds investment agreement with the Fund.

Dividends, Distributions, and Their Taxation
Dividends and Distributions

The Fund intends to pay dividends from net investment income annually and to distribute all net realized capital gains at least annually. The Fund will declare and pay capital gain distributions in cash. Your broker is responsible for distributing the income and capital gain distributions to you.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains
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from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your shares listed on the Exchange; and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in shares and result in a higher capital gain or lower capital loss when the shares are sold. After a shareholder’s basis in shares has been reduced to zero, distributions in excess of earnings and profits in respect of those shares will be treated as gain from the sale of the shares.

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If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Shares are Sold on the Exchange

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be
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currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Foreign Taxes

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund shares. Consult your personal tax adviser about the potential tax consequences of an investment in Fund shares under all applicable tax laws. For more information, please see the section entitled “Tax Information” in the SAI.

Distribution

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in the Fund’s shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Rule 12b-1 Distribution Fees

The Fund has adopted a Rule 12b-1 distribution plan (the “Rule 12b-1 Plan”) under the 1940 Act. Under the terms of the Rule 12b-1 Plan, the Fund is authorized to pay an aggregate fee equal up to 0.25% of its average daily net assets each year for certain distribution related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Premium/Discount Information

Each business day, the following information will be available, free of charge, on the Fund’s website at www.elmwealth.com: (i) information for each portfolio holding that will form the basis of the next calculation of the Fund’s NAV per share; (ii) the Fund’s NAV per share, market price, and premium or discount, each as of the end of the prior business day; (iii) a table showing the number of days the Fund’s shares traded at a premium or discount during the
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most recently completed calendar year and the most recently completed calendar quarter since that year; (iv) a line graph showing Fund share premiums or discounts for the most recently completed calendar year and the most recently completed calendar quarter since that year; (v) the Fund’s median bid-ask spread over the last thirty calendar days; and (vi) if during the past year the Fund’s premium or discount was greater than 2% for more than seven consecutive trading days, a statement that the Fund’s premium or discount, as applicable, was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to the premium or discount.

Additional Notices

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which shares of the Fund are redeemable. The Exchange has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing, or trading of the shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.

Other Information

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator and distributor, who provide services to the Fund. Shareholders of the Fund are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such contractual arrangements against the service providers or to seek any remedy under such contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

The Fund reserves the right to cease operations and liquidate at any time. See “Liquidation of the Fund” in the SAI for additional information.

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Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time. Certain financial statements of the Predecessor Fund are provided in the Fund’s SAI.

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INVESTMENT ADVISER:
Elm Partners Management LLC
50 South 16th Street, Suite 1700
Philadelphia, Pennsylvania 19102

DISTRIBUTOR:
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

CUSTODIAN:
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL:
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington D.C. 20004

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PRIVACY NOTICE

The Fund collects non-public information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Elm Market Navigator ETF
A series of Series Portfolios Trust

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Fund’s investments will be in the Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”) and in Form N-CSR, when available. The annual report, when available, will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal period. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
The SAI and the Shareholder Reports, when available, are available free of charge on the Fund’s website at www.elmwealth.com You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-800-617-0004 or by writing to:

Elm Market Navigator ETF
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-617-0004

Reports and other information about the Fund are also available:

•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-23084)

STATEMENT OF ADDITIONAL INFORMATION

February 10, 2025

Elm Market Navigator ETF

(ELM)

Listed on NYSE Arca, Inc.

Elm Market Navigator ETF
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
800-617-0004

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus of the Elm Market Navigator ETF (the “Fund”), a series of Series Portfolios Trust (the “Trust”), dated February 10, 2025 and as may be supplemented from time to time, which is incorporated by reference into this SAI.

You may obtain a copy of the Prospectus without charge by contacting the Fund c/o U.S. Bank Global Fund Services at the address or telephone number listed above. Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. Since the Fund had not commenced operations prior to the date of this SAI, no financial statements are available. Once available, copies of the Fund’s Annual and Semi-Annual Report to shareholders may be obtained, without charge, upon request by contacting U.S. Bank Global Fund Services at the address or telephone number listed above, or by visiting the Fund’s website at www.elmwealth.com.

THE TRUST

The Trust is a Delaware statutory trust organized on July 27, 2015, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Fund is a series of the Trust. The Fund commenced operations on February 10, 2025 by acquiring substantially all of the assets and liabilities of Elm Partners Portfolio LLC, an unregistered private investment fund (the “Predecessor Fund”) that had commenced operations on December 30, 2011, in a tax-free reorganization in which investors in the Predecessor Fund received shares of the Fund. The Trust’s Declaration of Trust, as amended and/or restated to date (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any Trustee or Trust officer held personally liable for obligations of the Fund or the Trust. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible claims and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Declaration of Trust provides that the Trust shall not in any way be bound or limited by present or future laws or customs in regard to trust investments. The Declaration of Trust provides that a Trustee or officer shall be liable for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees, as trustees of a registered investment company, may have a number of duties ascribed to them under the Investment Company Act of 1940, as amended (the “1940 Act”) and the foregoing provisions are not intended to eliminate or alter those duties.

The Declaration of Trust provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand, including the requirement that 10% of the outstanding shares of the Fund who are eligible to bring such derivative action under the Delaware Statutory Trust Act join in the demand for the Trustees to commence such derivative action and that the shareholder making a pre-suit demand on the Board undertakes to reimburse the Fund for the expense of any advisers that the Board hires in its investigation of the demand, in the event the Board determines not to bring the action. The demand requirements set out in Delaware law and the Declaration of Trust, as described above, do not apply to shareholder actions alleging violations of the federal securities laws.

Additionally, the Declaration of Trust provides that the Court of Chancery of the State of Delaware, to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware shall be the exclusive forum in which certain types of litigation may be brought, which may require shareholders to have to bring an action in an inconvenient or less favorable forum. This exclusive forum provision does not apply to claims arising under the federal securities laws because the Securities Act of 1933 (“Securities Act”) and the 1940 Act allow claims to be brought in state and federal courts and the Securities Exchange Act of 1934 requires claims to be brought exclusively in federal court. The Declaration of Trust provides that shareholders waive any and all right to trial by jury in any claim, suit, action or proceeding.

Pursuant to the Declaration of Trust, to the extent that, at law or in equity, a Trustee or officer of the Trust has duties (including fiduciary duties) and liabilities relating thereto to the Trust, the shareholders or to any other person, such Trustee or officer acting under the Declaration of Trust shall not be liable to the Trust, the shareholders or to any other person for his or her good faith reliance on the provisions of the Declaration of Trust. Notwithstanding the foregoing, nothing in the Declaration of Trust modifying, restricting, or eliminating the duties or liabilities of the Trustees shall apply to or in any way limit the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons of matters arising under the federal securities laws.

The Fund offers and issues shares at its net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). The Fund generally offers and issues shares in exchange for a specified cash payment (“Deposit Cash”). Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the shares’ NAV. Shares are also redeemable only in Creation Unit aggregations. A Creation Unit of the Fund generally consists of a minimum of 25,000 shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares are not redeemable securities.

The Fund is a “diversified company” as that term is defined in the 1940 Act. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Elm Partners Management LLC (doing business as Elm Wealth) (the “Adviser”) serves as the investment adviser to the Fund.

INVESTMENT POLICIES AND RISKS

The Fund’s principal investment strategies utilized by the Adviser and the principal risks associated with the same are set forth in the Fund’s Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to the Fund.

Information Regarding the Fund’s Investment Strategies and Risks

General Market Risks
The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, Custodian (as defined below), Transfer Agent (as defined below), intermediaries, and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such portfolio companies to lose value.
Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme, and in many cases unprecedented, volatility and severe losses due to the pandemic caused by COVID‑19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers experienced particularly large losses. Such disruptions may reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve took extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. In 2022, the Federal Reserve increased the Federal Funds Target Rate, which, among other effects, resulted in higher debt costs for corporate borrowers. In addition, the U.S. economy is experienced a high rate of inflation relative to recent historical periods. The Federal Reserve lowered the Federal Funds Target Rate three times in 2024 and may announce additional rate cuts in 2025. The impact of these events could adversely affect Fund performance.

DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of the Fund’s permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. The Fund’s investments in the following instruments will be through investments in shares of other investment companies, including exchange-traded funds (“ETFs”) (“Underlying Funds”), and the Fund may be subject to the risks described below as a result of its investments in Underlying Funds.

Borrowing
Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its total assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Investments in Other Investment Companies
The Fund is a “fund of funds” and will invest in Underlying Funds. As the shareholder of an Underlying Fund, the Fund would bear, along with other shareholders, its pro rata portion of the Underlying Fund’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. The Fund’s investments in Underlying Funds may be limited by applicable law.

The Fund’s investments in Underlying Funds are subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Additionally, the Fund may rely on Rule 12d1-4 under the 1940 Act to invest in such other funds in excess of the limits of Section 12(d)(1) if the Fund complies with the terms and conditions of such rule.

Rule 12d1-4, among other things, (1) applies to both “acquired funds” and “acquiring funds,” each as defined under the rule; (2) includes limits on control and voting of acquired funds’ shares; (3) requires that the investment advisers of acquired funds and acquiring funds relying on the rule make certain specified findings based on their evaluation of the relevant fund of funds structure; (4) requires acquired funds and acquiring funds that are relying on the rule, and which do not have the same investment adviser, to enter into fund of funds investment agreements, which must include specific terms; and (5) includes general limitations on an acquired fund’s investments in other investment companies and private funds to no more than 10% of the acquired fund’s assets, except in certain circumstances. The limitations placed on acquired funds under Rule 12d1-4 may impact the ability of a fund to invest in an acquired fund or may impact the investments made by the acquired fund.

Exchange Traded Funds. ETFs are funds that are either actively managed or track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000 for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the Exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETF, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

Equity Securities
An equity security represents a proportionate share of the ownership of a company. Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.

Common Stock
Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Foreign Securities
General. The Fund may invest in Underlying Funds that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

The Fund may be subject to foreign taxes and withholding on dividends and interest earned with respect to foreign securities and does not expect to be eligible to elect to pass through to shareholders any credits or deductions with respect to such foreign taxes; accordingly, the net return on such investments may be decreased as compared to the return on income from domestic securities.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

On February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the UK, Germany, and France as well as the EU, issued broad-ranging economic sanctions against Russia. The sanctions consist of prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, official, oligarchs, and the freezing of Russian assets. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions, any future sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments.

The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Emerging Markets Securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

In December 2020, the Holding Foreign Companies Accountable Act (the HFCAA) was signed into law. The HFCAA directs the SEC to prohibit securities of a registrant from being listed on any US stock exchanges if, for three consecutive years, the Public Company Accounting Oversight Board ("PCAOB") determines it was unable to inspect the auditor of the registrant's financial statements. The HFCAA also requires a foreign registrant to provide certain disclosures if the registrant files an annual report that includes an audit report from an auditor that was not subject to PCAOB inspection. In December 2021, the SEC adopted final amendments implementing the disclosure and submission requirements of the HFCAA. The potential impact of the HFCAA is unclear at this time, but it may limit the securities in which the Fund may invest.

Real Estate Investment Trusts
REITs are corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate, and are frequently publicly traded. A REIT is eligible for a dividends paid deduction (and therefore generally does not pay U.S. federal income tax at the entity level to the extent of any dividends it pays) if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with certain other requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for preferential tax treatment of their income under the Internal Revenue Code of 1986, as amended (the “Code”), or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Fixed Income Securities
Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.
Credit Risk. Fixed income securities of issuers with lower credit quality have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities of issuers with higher credit quality.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

High Yield Securities
High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Municipal Government Obligations
In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from U.S. federal income tax that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

U.S. Government Securities
The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration, and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected. In August 2023, Fitch Ratings downgraded its long-term foreign credit issuer default rating on the U.S. to AA+ from AAA, citing expected fiscal deterioration over the next three years.

Illiquid Investments
The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.

The Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid investments may have an adverse impact on NAV.

Securities Lending
The Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers, and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Cybersecurity and Operational Risk
With the increased use of technologies such as the Internet to conduct business, the Fund and its service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. The Fund and its shareholders could be negatively impacted as a result. In addition, work-from-home arrangements by the Fund and its service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund and its service providers susceptible to operational disruptions, any of which could adversely impact their operations. Furthermore, the Fund may be appealing targets for cybersecurity threats such as hackers and malware.

Liquidation of the Fund
The Board may determine to close and liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of the liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees, or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Temporary Defensive Positions
In order to respond to adverse or unstable market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

INVESTMENT RESTRICTIONS

The investment restrictions applicable to the Fund are set forth below and are either fundamental or non-fundamental. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the 1940 Act. Non-fundamental policies or restrictions may be changed by the Board without shareholder approval.

Fundamental Investment Restrictions

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy:

1.The Fund may not lend money or other assets except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.The Fund may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.The Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations of state or municipal governments and their political subdivisions, (iii) securities of other investment companies, and (iv) repurchase agreements collateralized by U.S. government securities.

5.The Fund may not purchase or sell real estate, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs).

6.The Fund may not buy or sell commodities or commodity (futures) contracts, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

8.The Fund may not make investments for the purpose of exercising control or acquiring management of a company.

Percentage and Rating Restrictions

Except with respect to borrowing, all percentage or rating restrictions on an investment or use of assets set forth herein or in the Prospectus are adhered to at the time of investment. Later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions. If the value of the Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions are appropriate to maintain adequate liquidity.

Additional Information Regarding Fundamental Investment Restrictions

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Lending. The 1940 Act does not prohibit a fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

For purposes of the Fund’s fundamental investment restriction with respect to lending, the entry into repurchase agreements, lending securities, and acquiring of debt securities shall not constitute loans by the Fund.

Senior Securities and Borrowing. The 1940 Act prohibits the Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” In addition, Rule 18f-4 under the 1940 Act permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of Rule 18f-4.

Concentration. The SEC staff has defined concentration as investing 25% or more of a fund’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. The SEC staff has further maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance. In this regard, the Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Adviser may, but need not, consider industry classifications provided by third parties.

Underwriting. The 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

Commodities. The 1940 Act neither permits nor prohibits a fund from investing in commodities or commodity (futures) contracts. The Fund does not currently intend to invest in commodities or commodity (futures) contracts.

Diversification. The Fund is diversified. Under applicable federal laws, “diversified company” means that as to 75% of the Fund’s total assets, excluding cash, government securities and securities of other investment companies, (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified Fund under applicable federal laws.

PORTFOLIO TURNOVER

The frequency of the Fund’s portfolio transactions (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. Prior to the date of this SAI, the Fund had not commenced operations and therefore does not have any portfolio turnover information available.

PORTFOLIO HOLDINGS INFORMATION
The Trust’s Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
Greater than daily access to information concerning the Fund’s portfolio holdings will be permitted (i) to certain personnel of service providers to the Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Fund’s service providers who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course, agreements with the Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Fund, including pricing information vendors, and third parties that deliver analytical, statistical, or consulting services to the Fund, and (ii) generally after it has been disseminated to the NSCC.
The Fund will disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.
No person is authorized to disclose any of the Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

EXCHANGE LISTING AND TRADING
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.
The shares of the Fund are listed on the Exchange and trade on the Exchange at market prices. These prices may differ from the Fund’s NAV per share. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met.
The Exchange will consider the suspension of trading in, and will initiate delisting procedures of, the shares of the Fund under any of the following circumstances: (1) if the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) if the Fund no longer complies with the relevant requirements in the Exchange’s rules; (3) if, following the initial twelve-month period beginning upon the commencement of trading of the Fund on the Exchange, there are fewer than 50 record and/or beneficial holders of the shares; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.
The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.
TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years, and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Koji Felton (born 1961)	Trustee	Indefinite Term; Since September 2015.	Retired.	1	Independent Trustee, Listed Funds Trust (63 portfolios) (Since 2019).
Debra McGinty-Poteet (born 1956)	Trustee	Indefinite Term; Since September 2015.	Retired.	1	Lead Independent Trustee, F/m Funds Trust (4 portfolios) (2015 - 2023).
Daniel B. Willey (born 1955)	Trustee	Indefinite Term; Since September 2015.	Retired.	1	None
Interested Trustee
Elaine E. Richards(3) (born 1968)	Chair, Trustee	Indefinite Term; Since July 2021.	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2007).	1	None
Officers of the Trust
Ryan L. Roell (born 1973)	President and Principal Executive Officer	Indefinite Term; Since July 2019.	Vice President, U.S. Bancorp Fund Services, LLC (since 2005).	Not Applicable	Not Applicable
Douglas Schafer (born 1970)	Vice President, Treasurer and Principal Financial Officer	Indefinite Term; Since November 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2002).	Not Applicable	Not Applicable
Donna Barrette (born 1966)	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since November 2019.	Senior Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC (since 2004).	Not Applicable	Not Applicable

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Adam W. Smith (born 1981)	Secretary	Indefinite Term; Since June 2019.	Vice President, U.S. Bancorp Fund Services, LLC (since 2012).	Not Applicable	Not Applicable
Richard E. Grange (born 1982)	Assistant Treasurer	Indefinite Term; Since October 2022.	Officer, U.S. Bancorp Fund Services, LLC (since 2017).	Not Applicable	Not Applicable
Leone Logan (born 1986)	Assistant Treasurer	Indefinite Term; Since November 2023	Officer, U.S. Bancorp Fund Services, LLC (since 2022); Senior Financial Reporting Analyst, BNY Mellon (2014 - 2022).	Not Applicable	Not Applicable
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)As of the date of this SAI, the Trust was comprised of 12 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.
(3)Ms. Richards, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust. Similar to other registered investment companies, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer provides reports as to financial reporting matters and the President provides reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal

“Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established two standing committees: a Governance and Nominating Committee, and an Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), which are discussed in greater detail below under “Trust Committees.” The Board is comprised of one Interested Trustee and three Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Governance and Nominating Committee, Audit Committee and QLCC are comprised entirely of Independent Trustees. The Chair of the Board is an Interested Trustee. The Board has determined not to appoint a lead Independent Trustee; however, the Independent Trustees are advised by independent counsel. The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Chair of the Board positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. The Board reviews its structure and the structure of its committees annually. Given the specific characteristics of the Trust, as described above, the Board has determined that the structure of the Interested Chair, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.
Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the CCO to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.
The Board oversees the Fund’s liquidity risk through, among other things, receiving periodic reporting from the CCO. Additionally, as required by Rule 22e-4 under the 1940 Act, the Trust implemented a Liquidity Program pursuant to the provisions of Rule 22e-4, as it relates to the Fund. The Board, including a majority of the Independent Trustees, approved the designation of a liquidity risk management program administrator (the “Liquidity Program Administrator”) who is responsible for administering the Liquidity Program. The Board reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.
Koji Felton. Mr. Felton has served as a Trustee since the Trust’s inception in 2015 and has substantial experience with the mutual fund industry and familiarity with federal securities laws and regulations. Mr. Felton’s prior experience includes serving as Director and Counsel for KKR Credit Advisors LLC, the asset manager arm of Kohlberg Kravis Roberts & Co. L.P. (2013 – 2015). Prior to that Mr. Felton served as counsel in the Financial Services Group at Dechert LLP from (2011 – 2013), as well as in various capacities, and ultimately as Senior Vice President and Deputy General Counsel for mutual funds, at Charles Schwab & Co., Inc. (1998 – 2011). Mr. Felton also worked as a staff attorney and served as an Enforcement Branch Chief for the San Francisco District Office of the SEC (1992 – 1998). Mr. Felton began his career as a litigation associate specializing in securities and banking litigation at Shearman & Sterling (1986 – 1992).
Debra McGinty-Poteet. Ms. McGinty-Poteet has served as a Trustee since the Trust’s inception in 2015 and has significant mutual fund industry experience, including her current and prior experience on mutual fund boards. Ms. McGinty-Poteet most recently served as Lead Independent Trustee and Chair of the Audit Committee for F/m Funds Trust (2015 – 2023). Prior to becoming a Trustee of the Trust, Ms. McGinty-Poteet served as the President, Chairman of the Board, and Interested Trustee for Brandes Investment Trust where she also oversaw the proprietary and sub-advisory mutual fund business for Brandes Investment Advisors (1999 – 2012). Ms. McGinty-Poteet previously served as Chief Operating Officer of North American Trust Company (1997 – 1998); Global Managing Director of Mutual Funds at Bank of America (1992 – 1996); and in various capacities, and ultimately as Global Head of Mutual Funds, at Security Pacific Bank (1982 – 1992).
Daniel Willey. Mr. Willey has served as a Trustee since the Trust’s inception 2015 and has significant work history and experience in the investment management industry. As a chief compliance officer, Mr. Willey has valuable experience in an oversight role and in working with regulatory compliance matters. Mr. Willey served as the Chief Compliance Officer of the United Nations Joint Staff Pension Fund (2009 - 2017). Prior to this role, Mr. Willey served as the Chief Operating and Chief Compliance Officer of Barrett Associates, Inc. (investment adviser and affiliate of Legg Mason) (2007 – 2009); President and Chief Executive Officer of TIMCO, Citigroup Asset Management (2004 – 2006); Head Equity Trader of TIMCO (1994 – 2004); Vice President, Shawmut National Bank (1992 – 1994); Investment Officer, State of Connecticut (1990 – 1992); Vice President, Bank of New England (Connecticut Bank & Trust) (1981 – 1990); Registered Representative, Tucker Anthony and R.L. Day, Inc. (1979 – 1981); and Assistant Analyst, The Travelers Insurance Company (1977 – 1979).

Elaine Richards. Ms. Richards has served as a Trustee since 2021 and has over 25 years of experience, knowledge, and understanding of the mutual fund industry. Ms. Richards currently serves as a Senior Vice President of U.S. Bank Global Fund Services and has extensive experience in the 1940 Act, securities law in general and SEC compliance and regulatory matters. In addition, Ms. Richards has extensive experience in the oversight of regulatory examinations and providing support and assistance to mutual fund clients implementing new regulatory requirements. Prior to joining U.S. Bank Global Fund Services, Ms. Richards was Vice President and senior counsel at Wells Fargo Funds Management.
Trust Committees

The Trust has two standing committees: the Governance and Nominating Committee and the Audit Committee, which also serves as the QLCC.

The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for making recommendations to the Board regarding various governance-related aspects of the Board’s responsibilities and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust Bylaws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust no less than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Governance and Nominating Committee has not held any meetings with respect to the Fund as of the date of this SAI.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. The Audit Committee has not held any meetings with respect to the Fund as of the date of this SAI.

The function of the QLCC is to receive any reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee, or agent of the Trust.

Trustee Ownership of Fund Shares and Other Interests

No Trustee beneficially owned shares of the Fund as of December 31, 2023, which is prior to the inception date of the Fund. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates as of the same date.

Compensation

The Independent Trustees each receive an annual retainer of $90,000. Independent Trustees will also be reimbursed for expenses in connection with each Board meeting attended. These reimbursements will be allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. Pursuant to the Advisory Agreement (as defined below), the Adviser has agreed to pay all expenses of each Fund, except those specified in the Prospectus. As a result, Independent Trustees are compensated out of the unified management fee paid to the Adviser by the Funds. The Trust does not pay any fees to, or reimburse expenses of, the Interested Trustee.

Because the Fund had not commenced operations prior to the date of this SAI, the following compensation figures represent estimates for the Fund’s current fiscal year ending September 30, 2025:

Name of Person/ Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Koji Felton, Independent Trustee	$16,875	None	None	$16,875
Debra McGinty Poteet, Independent Trustee	$16,875	None	None	$16,875
Daniel Willey, Independent Trustee	$16,875	None	None	$16,875
(1)Trustees’ fees and expenses are allocated among the Fund and all other series comprising the Trust.
(2)As of the date of this SAI, the Trust was comprised of 12 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies to the Fund and not to other series of the Trust. For the period ended September 30, 2025, estimated aggregate Independent Trustees’ fees and expenses amounted to $202,500.

Codes of Ethics

The Trust, the Adviser, and the Distributor have each adopted a separate code of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Trust’s Proxy Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Trust Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted proxy policies, which may be amended from time to time. In voting proxies, the Adviser is guided by fiduciary principles. All proxies are to be voted solely in the best interests of the beneficial owners of the securities. A copy of the Adviser’s proxy voting policies and procedures is attached to this SAI as Appendix A.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 800-617-0004, on the Fund’s website at www.elmwealth.com, and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or is known by the Trust to own beneficially 5% or more of any class of the outstanding shares of any class of the Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

Because the Fund had not commenced operations prior to the date of this SAI, there are no principal shareholders or control persons of the Fund; however, it is anticipated that upon launch of the Fund, Mr. Haghani, one of the Fund’s portfolio managers and control person of the Adviser, will control greater than 25% of the Fund’s outstanding voting shares. The Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of any class of the Fund.

THE FUND’S INVESTMENT ADVISER

As stated in the Prospectus, investment advisory services are provided to the Fund by the Adviser, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).

As compensation, the Fund will pay the Adviser a monthly unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.22%.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Because the Fund commenced operations on or about the date of this SAI, the Fund neither paid nor accrued any management fees during the last three fiscal years.

In addition, the Adviser has contractually agreed to waive a portion of its management fee so that the effective rate of the management fee is 0.20%, instead of 0.22%, of the Fund’s average daily net assets through February 10, 2026. This waiver may not be terminated without the approval of the Board. This waiver should not be construed to be a permanent reduction of the management fees of the Adviser. The Adviser has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this management fee waiver agreement.

Portfolio Managers

Mr. Victor Haghani and Mr. James White are the portfolio managers of the Fund and responsible for the day-to-day management of the Fund. Information regarding other accounts managed by Mr. Haghani and Mr. White, as of December 31, 2024, is set forth below:

Victor Haghani

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$291	0	$0
Other Accounts	680	$1,254	0	$0

James White

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$291	0	$0
Other Accounts	680	$1,254	0	$0

Compensation

Mr. Haghani’s and Mr. White’s compensation is derived from the Adviser’s profits, as they are owners of that entity’s limited liability company general partner. As such, a portion of their overall compensation is based upon the economic performance of the Adviser as a whole.

Conflicts of Interest

Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Fund’s investments and investments of other accounts managed by the portfolio managers include conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed. The Adviser maintains investment, trade allocation, and account valuation (including fair valuation) policies and procedures to address and mitigate such conflicts of interest.

Additional information about potential conflicts of interest is set forth in Part 2A of the Adviser’s Form ADV, which is available on the SEC’s website (adviserinfo.sec.gov).

Ownership of Shares of the Fund

As of the date of this SAI, the portfolio managers do not beneficially own any shares of the Fund. Shares of the Fund cannot be acquired until the Fund’s launch date. However, it is anticipated that upon launch of the Fund, Mr. Haghani will beneficially own in excess of $1 million in Fund shares.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator to the Fund (the “Administrator”). Fund Services provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Fund, a fee based on the Fund’s current average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust. For its services, the Custodian receives a monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction-based fees, and is reimbursed for out of pocket expenses. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. Fund Services, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, is the independent registered public accounting firm for the Fund and performs an annual audit of the Fund’s financial statements.

Kirkland & Ellis LLP, 1301 Pennsylvania Avenue, N.W., Washington D.C. 20004, serves as legal counsel to the Trust and to the independent trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes, and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price. The price of over-the-counter securities usually includes an undisclosed commission or markup.

In selecting brokers or counterparties for the Fund, the Adviser will use its best judgment to choose the brokers most likely to provide “best execution.” Brokers are selected on the basis of an evaluation by the Adviser of the overall value and quality of the brokerage services provide by such firms to clients of the Adviser, including the Fund. Such service and characteristics may include, but are not limited to: commission rates charged by the broker and the ability to minimize overall costs to the Adviser’s clients; possible adverse market impact of the order and/or the Adviser’s opinion of which broker is best able to handle the order to minimize adverse market impact; execution capability and expertise; responsiveness; trading infrastructure; and ability to accommodate any special execution orders or handling requirements. The Adviser’s choice of brokers and best execution is subject to periodic, ongoing review by the Adviser.

In selecting brokers, the Adviser does not have an obligation to seek the lowest available cost, but rather may consider all relevant factors, including those noted above. As a result, the Adviser may pay transaction costs that would be higher than the Adviser may be able to obtain through another broker.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment manager to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The Adviser will limit the use of “soft dollars” to obtain research and brokerage services to services which constitute research and brokerage within the meaning of Section 28(e). Research services within Section 28(e) may include, but are not limited to, research reports (including market research); certain financial newsletters and trade journals; software providing analysis of securities portfolios; corporate governance research and rating services; attendance at certain seminars and conferences; discussions with research analysts; meetings with corporate executives; consultants’ advice on portfolio strategy; data services (including services providing market data, company financial data and economic data); advice from brokers on order execution; and certain proxy services. Brokerage services within Section 28(e) may include, but are not limited to, services related to the execution, clearing and settlement of securities transactions and functions incidental thereto (i.e., connectivity services between an investment manager and a broker-dealer and other relevant parties such as custodians); trading software operated by a broker-dealer to route orders; software that provides trade analytics and trading strategies; software used to transmit orders; clearance and settlement in connection with a trade; electronic communication of allocation instructions; routing settlement instructions; post trade matching of trade information; and services required by the SEC or a self-regulatory organization such as comparison services, electronic confirms or trade affirmations.

The Fund has not paid brokerage commissions as it has not commenced operations as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of the Fund is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of the Fund (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of the Fund. The Trust recognizes DTC or its nominee as the record owner of all shares of the Fund for all purposes. Beneficial Owners of shares of the Fund are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of the Fund.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of the Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of the Fund held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares of the Fund, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Fund offers and issues shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Fund’s shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Deposit Cash Amount. Creation Units are sold at their NAV (the “Cash Purchase Amount”) plus a Transaction Fee, as described below. The Fund may also designate an in-kind deposit of a designated portfolio of securities (the “Deposit Securities”).

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions.

All orders to purchase shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Fund for orders to purchase Creation Units is expected to be 2:00 p.m. Eastern time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

The Cash Purchase Amount transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the Cash Purchase Amount to the account of the Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Cash Purchase Amount by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the Cash Purchase Amount and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The Cash Purchase Amount must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Purchase Amount as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using the new Cash Purchase Amount to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the payment of the Cash Purchase Amount has been completed. When the sub-custodian has confirmed to the Custodian that the required Cash Purchase Amount has been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of Cash Purchase Amount as described below. In these circumstances, the initial deposit will have a value greater than the NAV of shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Cash Purchase Amount delivered by the Participant is not disseminated to the Custodian as described herein; (c) the investor(s), upon obtaining shares ordered, would own 80% or more of the currently outstanding shares; (d) the acceptance of the Cash Purchase Amount would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units, provided that such action does not result in the suspension of sales of creation units in contravention of Rule 6c-11 and the SEC’s positions thereunder.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian, and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $300, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares of the Fund in the secondary market to constitute a Creation Unit to have such shares of the Fund redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares of the Fund to constitute a redeemable Creation Unit.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. The Fund generally redeems Creation Units for cash. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of shares of the Fund being redeemed, as next determined after a receipt of a request in proper form, and the value of the securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the securities have a value greater than the NAV of shares of the Fund, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $300, regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 2:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement, and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of shares of the Fund to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers, or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. The Fund will generally redeem its shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. The investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also provide such redeemer a portfolio of securities that differs from the exact composition of the securities in the Fund but does not differ in NAV.

In connection with taking delivery of securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the securities are customarily traded, to which account such securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

Redemptions of shares for securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares, or to purchase or sell shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of shares or determination of the NAV of shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF SHARE PRICE

The NAV of shares of the Fund will be determined once daily ordinarily as of the scheduled close of public trading on the NYSE (normally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas. The Fund does not expect to determine the NAV of shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.

In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the Nasdaq National Market System (“Nasdaq”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the over-the market and not on Nasdaq are valued at the most recent trade price. All other assets of the Fund are valued in such manner as the Adviser in good faith deems appropriate to reflect their fair value, subject to Board oversight.

Trading in most foreign securities markets located outside North America is normally completed well before the close of the NYSE. In addition, securities trading on foreign markets may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Adviser deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Adviser in good faith deems appropriate to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S.

dollars based on the spot exchange rates, or at such other rates as the Adviser, pursuant to fair value procedures approved by the Board, may determine to be appropriate.

The Advisor has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Advisor performs the fair value determinations relating to any or all Fund investments, subject to Board oversight. The Advisor has established procedures for its fair valuation of the Fund’s investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Adviser’s fair value procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Adviser’s fair value procedures are designed to value a security at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Their Taxation.”

General Policies

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares of the Fund are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains, and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Tax Information

The following summary describes the material U.S. federal income tax consequences to United States Holders (as defined below) of shares in the Fund. This summary is based upon the Code, Treasury regulations promulgated thereunder, administrative pronouncements, and judicial decisions, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. This summary addresses only shares that are held as capital assets within the meaning of Section 1221 of the Code and does not address all of the tax consequences that may be relevant to shareholders in light of their particular circumstances or to certain types of shareholders subject to special treatment under the Code, including, without limitation, certain financial institutions, dealers in securities or commodities, traders in securities who elect to apply a mark-to-market method of accounting, insurance companies, tax-exempt organizations, partnerships or S-corporations (and persons who own their interest in shares through a partnership or S-corporation), expatriates of the United States, persons who are subject to alternative minimum tax, persons that have a “functional currency” other than the United States dollar, persons who hold shares as a position in a “straddle” or as a part of a “hedging,” “conversion” or “constructive sale” transaction for U.S. federal income tax purposes, or persons who received their shares as compensation. This summary also does not address the state, local or foreign tax consequences of an investment in the Fund.

For purposes of this discussion, a “United States Holder” means a holder of shares that for U.S. federal income tax purposes is:

•a citizen or resident of the United States;
•a corporation (or other entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, any State or the District of Columbia;
•an estate, the income of which is included in gross income for U.S. federal income tax purposes, regardless of its source; or
•a trust whose administration is subject to the primary supervision of a United States court and which has one or more United States persons who have the authority to control all of its substantial decisions, or which has a valid election in effect under applicable Treasury regulations to be treated as a United States person.

If a partnership (or other entity treated as a partnership for U.S. federal income tax purposes) holds shares, the tax treatment of a partner will generally depend upon the status of such person and the activities of the limited liability company or partnership. A shareholder that is a partnership should consult its own tax advisors regarding the treatment of its partners.

Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal income tax consequences of an investment in the Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Fund.

Tax Treatment of the Fund

Each series of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Fund intends to elect and qualify and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Code, requiring it to comply with all applicable requirements regarding its income, assets and distributions. Provided that the Fund qualifies as a regulated investment company, it is eligible for a dividends paid deduction, allowing it to offset dividends it pays to shareholders against its taxable income; if the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation.

The Fund’s policy is to distribute to its shareholders all of its taxable income, including any net realized capital gains (taking into account any capital loss carry-forward of the Fund), each year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, and results in the Fund not being subject to any U.S. federal income or excise taxes. In particular, in order to avoid the non-deductible 4% excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all U.S. federal income taxes. The Fund is not required to consider tax consequences in making or disposing of investments.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and which are determined under Treasury regulations to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (as adjusted under Section 852(b)(2) of the Code, but not taking into account the Fund’s dividends paid deduction; in the case of the Fund generally consisting of interest and dividend income, less expenses)) and 90% of the Fund’s net tax-exempt interest, if any.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The Qualified dividend treatment may be eliminated if the Fund shares held by an individual investor are held for less than 61 days, and the corporate-dividends received deduction may be eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions will be taxable to you even if the share price of the Fund has declined.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

Tax Treatment of United States Holders – Taxation of Distributions

Distributions paid out of the Fund’s current and accumulated earnings and profits are generally dividends taxable at ordinary income rates to each shareholder. Dividends will be taxable to you even if the share price of the Fund has declined. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a nontaxable return of capital up to the amount of a shareholder’s tax basis in its shares, and then as capital gain.

For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividends currently eligible for U.S. federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. In the case of corporate shareholders, subject to certain limitations (not all of which are discussed herein), a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. The aggregate amount so reported to either individual or corporate shareholders cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Although no assurances can be provided, the Fund generally expects that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders. Qualified dividend treatment may be eliminated if the Fund shares held by an individual investor are held for less than 61 days, and the corporate dividends-received deduction may be eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends received deduction or as qualified dividend income. The Fund will report Capital Gain Dividends, if any, in written statements furnished to its shareholders.

Tax Treatment of United States Holders - Sales and Dispositions of Shares

A sale, redemption, or exchange of shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of shares may be disallowed if substantially identical shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired shares will be adjusted to reflect the disallowed loss.

The cost basis of shares acquired by purchase will generally be based on the amount paid for shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Shareholders – Net Investment Income Tax

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Tax Treatment of United States Holders - Medicare Tax

A 3.8% Medicare tax is currently imposed on net investment income earned by certain individuals, estates, and trusts. “Net investment income,” for these purposes, means investment income, including ordinary and Capital Gain dividends and net gains from taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income, or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.

Tax Treatment of Non-U.S. Shareholders

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

Backup Withholding

The Fund may be required to withhold 24% of certain payments to a shareholder unless the shareholder has completed and submitted to the Fund a Form W-9 providing the shareholder’s taxpayer identification number and certifying under penalties of perjury: (a)(i) that such number is correct, (ii) that (A) the shareholder is exempt from backup withholding, (B) the shareholder has not been notified by the IRS that the shareholder is subject to backup withholding as a result of an under-reporting of interest or dividends, or (C) the IRS has notified the shareholder that the shareholder is no longer subject to backup withholding, and (iii) the shareholder is a U.S. citizen or other U.S. person (as defined in IRS Form W-9); or (b) an exception applies under applicable law and Treasury regulations. Backup withholding is not an additional tax, and any amounts withheld may be credited against a shareholder’s ultimate U.S. federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

FATCA and Similar Foreign Rules

The Foreign Account Tax Compliance Act, (“FATCA”) provisions of the Code impose a withholding tax of 30% on certain types of U.S. sourced income (e.g., dividends, interest, and other types of passive income) paid, and will be required to impose a 30% withholding tax on proceeds from the sale or other disposition of property producing U.S. sourced income paid effective January 1, 2019 to (i) foreign financial institutions (“FFIs”), including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders, and (ii) certain nonfinancial foreign entities (“NFFEs”), unless they certify certain information regarding their direct and indirect U.S. owners. FATCA withholding will apply to any shareholder that does not properly certify its status as a U.S. person, or, in the case of a non-U.S. shareholder, the basis for its exemption from FATCA withholding. If the Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.

To implement FATCA, the U.S. government has entered into agreements with non-U.S. governments (and is otherwise bound via automatic exchange of information agreements in treaties) to provide reciprocal exchanges of taxpayer information to non-U.S. governments. The Fund will be required to perform due diligence reviews to classify non-U.S. entity investors for FATCA purposes. Shareholders agree to provide information necessary to allow the Fund to comply with the FATCA and similar foreign rules.

THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. Quasar serves as the Fund’s principal underwriter and distributor in a continuous public offering of the Fund’s shares, pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”). Shares of the Fund are continuously offered for sale by Quasar only in Creation Units. Quasar will not distribute shares of the Fund in amounts less than a Creation Unit. Quasar will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. Quasar will also provide certain administrative services pursuant to the Distribution Agreement. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares of the Fund. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” above) or DTC participants (as defined above).

The Distribution Agreement, with respect to the Fund, will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares of the Fund or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of shares of the Fund or the amount received by a shareholder as proceeds from the redemption of shares. Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and educational support (such as through conferences, webinars, and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Fund.

Distribution Plan

As noted in the Prospectus, the Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund pays the Distributor an amount which is accrued daily and paid quarterly. Prior to the date of this SAI, the Plan had not yet been implemented, and there are no current plans to impose these fees.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.

Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” above) with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

While there is no assurance that the expenditures of the Fund’s assets to finance distribution of the Fund will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Securities Lending

The Trust, on behalf of the Fund, may enter into a securities lending agreement with U.S. Bank (the “Securities Lending Agent”) to provide certain services related to the Fund’s securities lending program. Pursuant to the securities lending agreement, the Securities Lending Agent, on behalf of the Fund, will be authorized to enter into securities loan agreements, negotiate loan fees and rebate payments, collect loan fees, deliver securities, manage and hold collateral, invest cash collateral, receive substitute payments, make interest and dividend payments (in cases where a borrower has provided non-cash collateral), and upon termination of a loan, liquidate collateral investments and return collateral to the borrower.

As of the date of this SAI, the Fund has not engaged in any securities lending activities and has not received any income related to securities lending activities.

As of the date of this SAI, the Securities Lending Agent has not provided any services to the Fund or received any fees or compensation from the Fund related to the securities lending program.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Fund’s Annual Report at no charge by calling 800-617-0004 or through the Fund’s website at www.elmwealth.com.

The Predecessor Fund’s audited financial statements, as well as the independent accountants’ report on applying agreed-upon procedures to the schedule of investments, each for the year ended December 31, 2023, are attached to this SAI as Appendix B. The audited financial statements of the Predecessor Fund have been audited by Ryan & Juraska LLP, the independent auditor for the Predecessor Fund. The Predecessor Fund’s unaudited financial statements for the semi-annual period ending June 30, 2024 are included below in Appendix C.

APPENDIX A

Elm Partners Management, LLC

Proxy Voting

The proxy voting policy of the Trust is to delegate the responsibility for voting proxies for securities held by the ETF to Elm Partners. As such, Elm Partners has adopted proxy voting policies and procedures (the “Proxy Guidelines”), as required by Rule 206(4)-6 under the 1940 Act, to ensure that proxies on securities held are voted in the best interests of ETF shareholders.

Proxy Voting Guidelines

Due to the nature of the securities held by the ETF (regulated investment companies or “Underlying Funds”), Elm Partners does not expect to vote a high volume of proxies on an annual basis. However, Elm Partners has adopted the following Proxy Guidelines which establish a consistent philosophy and approach to corporate governance and the exercise of voting rights when proxy voting is necessary. The approach is based on the overarching principles of:

•An empowered and effective board and management team.
•Appropriate checks and balances in company management structures.
•Effective systems of internal control and risk management covering all material risks, including environmental, social and corporate governance (ESG) issues.
•A commitment to promoting throughout the company a culture of transparency and accountability that is grounded in sound business ethics.
•Compensation policies that reward the creation of long-term shareholder value through the achievement of corporate objectives; and
•A commitment to protecting the rights and interests of the ETF’s shareholders.

In all cases, Elm Partners’ goal in the voting of proxies is the preservation and enhancement of long-term shareholder value through management accountability and transparency in reporting. In all cases, proxies will be voted on a case-by-case basis utilizing these sound guidelines.

Elm Partners has designated a Proxy Voting Coordinator, James White, who will be responsible for collecting the proxy information and distributing the voting ballots to the PMs, who are responsible for making voting decisions. When proxy information is received, the Proxy Voting Coordinator reviews the proxy for full execution and returns completed ballots. The Proxy Voting Coordinator will retain all proxy voting decisions along with any supporting rationales which were utilized by the PMs to make the decision of how proxies were voted.

As noted in Section 11.A.9. the Adviser has implemented procedures in order to comply with the exception granted under Section 12(d)(1)(F) with respect to its investments in other registered investment companies.

Under this exception, the ETF is required to vote proxies by either (1) seeking instructions from its security holders with regard to the voting and voting only in accordance with such instructions, or (2) voting the shares held by it in the same proportion as the vote of all other holders of such security (“mirror voting”).
A-1

The ETF intends to conduct mirror voting and vote proxies of its holdings in Underlying Funds in the same proportion as the vote of all other holders of the investment company.

Conflicts of Interest

Because of the limited scope of the securities being invested in by the ETF, the Adviser does not expect conflicts of interest to frequently arise when voting proxies. However, if the Adviser should identify proxies involving a conflict of interest the Adviser shall prepare and retain a separate report to the Trust CCO indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the Fund’s principal underwriter, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of a Fund, other than the obligation the Adviser incurs as investment adviser to that Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

Resolution of Conflicts of Interest. - Where a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter and that of the Fund, the Adviser shall resolve such conflict in the manner described below.

1.Vote in Accordance with a Predetermined Specific Policy - As noted in the above policy, the Adviser will conduct mirror voting and vote proxies of its holdings in Underlying Funds in the same proportion as the vote of all other holders of the investment company.

2.Notify and Obtain Consent of the Board. – If under some unique circumstance that voting is required other that for an Underlying Fund and mirror voting cannot be conducted, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

3.a. Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the relevant Funds.

b. Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Funds’ principal underwriters, or an affiliated person of the Adviser or a principal underwriter and the Fund and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

A-2

Review and Filing

Proxy voting activities will be disclosed to ETF shareholders on an annual basis and will be subject to regular review and monitoring to assess its effectiveness and compliance with regulatory requirements. SEC Form N-PX is used by fund companies to disclose procedures and proxy votes which allows for existing and future shareholders to access information regarding the ETF’s proxy vote rules.

Recordkeeping

The Adviser will maintain in an easily accessible place for a period of six years, the first two years in an easily accessible place, all records relating to proxy voting. These records include the following:

•A copy of the ETF proxy voting policy.
•A copy of each proxy statement received on behalf of the ETF.
•A record of each vote cast on behalf of the ETF.
•A copy of all documents created by Elm Partners that were material in making a decision on a vote or that memorializes the basis for the decision; and
•A copy of each written request by an investor for information on how Elm Partners voted proxies, as well as a copy of any written response.

A-3

APPENDIX B

ELM PARTNERS PORTFOLIO LLC
FINANCIAL STATEMENTS
December 31, 2023
(TOGETHER WITH REPORT OF INDEPENDENT AUDITORS)

ELM PARTNERS PORTFOLIO LLC Table of Contents Year Ended December 31, 2023

Independent Auditors’ Report	1-2
Financial Statements
Statement of Financial Condition	3
Condensed Schedule of Investments	4-5
Statement of Operations	6
Statement of Changes in Members’ Capital	7
Notes to Financial Statements	8-13

R&J	RYAN & JURASKA LLP Certified Public Accountants
141 West Jackson Boulevard Chicago, Illinois 60604
Tel: 312.922.0062 Fax: 312.922.0672

Independent Auditor’s Report
To the Members of
Elm Partners Portfolio LLC

Opinion
We have audited the financial statements of Elm Partners Portfolio LLC, which comprise the statement of financial condition, including the condensed schedule of investments as of December 31, 2023, and the related statements of operations and changes in members’ capital for the year then ended, and the related notes to the financial statements.
In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of Elm Partners Portfolio LLC as of December 31, 2023, and the results of its operations for the year then ended in accordance with accounting principles generally accepted in the United States of America.
Basis for Opinion
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of Elm Partners Portfolio LLC and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about Elm Partners Portfolio LLC’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued.
Auditor’s Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

R&J

In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Elm Partners Portfolio LLC’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events considered in the aggregate, that raise substantial doubt about Elm Partners Portfolio LLC’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ RYAN & JURASKA LLP
Chicago, Illinois
March 26, 2024

ELM PARTNERS PORTFOLIO LLC Statement of Financial Condition December 31. 2023

Assets
Investments, at fair value (cost $244,607,338)	$321,820,681
Cash and cash equivalents	47,731,653
Investment securities sold	10,773,032
Interest receivable	98,699
$380,424,065

Liabilities and Members’ Capital
Liabilities
Investment securities purchased	$42,973,898
Due to broker	2,624,869
Net unrealized loss on open futures contracts	536,430
Interest payable	23,569
Management fee payable	20,952
Accounts payable and accrued expenses	23,488
46,203,206

Members’ Capital	334,220,859
$380,424,065

See accompanying notes.

Elm Partners Portfolio LLC Condensed Schedule of Investments December 31, 2023
Description	Shares/ Contracts	Cost	Fair Value
Investments, at fair value
Government Securities
United States
Bonds - 9.34%
US Treasury Inflation Indexed Bonds-9.34%	22,224,000	$29,973,009	$31,217,767
Total Government Securities		$29,973,009	$31,217,767

Exchange Traded Funds
United States
Bonds - 7.81%
Xtrackers USD High Yield Corp Bond - 5.06%	475,394	$16,455,811	$16,900,257
Other - 2.75%	106,259	8,797,718	9,205,860
Commodities Precious Metals - 2.23%	190,646	7,133,467	7,440,913
Diversified Emerging Markets - 15.26%
iShares Core MSCI EM - 9.79%	646,997	26,888,290	32,725,108
Vanguard Emerging Mkts Stock Index Fund - 5.47%	444,993	16,484,934	18,289,199
Diversified Pacific/Asia - 6.10%
Vanguard FTSE Pacific- 1.93%	89,527	6,277,664	6,448,630
iShares Core MSCI Pacific- 4.17%	234,323	11,102,944	13,944,562
Europe Stock - 9.45%
iShares Core MSCI Europe - 8.10%	492,130	21,469,596	27,076,993
Other - 1.35%	70,016	4,516,373	4,514,630
Foreign Large Value - 1.74%	90,551	4,709,327	5,806,130
Foreign Large Blend - 0.94%	55,912	2,394,262	3,138,917
Foreign Small/Mid Blend - 1.32%	97,660	2,720,396	4,424,554
Global Real Estate - 3.92%	307,489	13,943,839	13,095,965
Large Blend
iShares Core S&P Total US Stock Market - 6.24%	198,250	10,443,623	20,861,848
Vanguard US Total Stock Market - 11.96%	168,505	19,679,046	39,972,755
Other - 1.63%	12,470	3,090,276	5,446,896
Large Value - 0.70%	15,609	2,331,151	2,333,546
Muni National Intermediate - 2.81%	89,673	9,049,088	9,395,588
Real Estate - 3.65%	171,068	11,795,228	12,192,412
Small Blend - 1.02%	16,000	1,287,659	3,413,280
Total Exchange Traded Funds		$200,570,692	$256,628,043

Investments, at fair value, continued
Mutual Funds
United States

Elm Partners Portfolio LLC Condensed Schedule of Investments December 31, 2023
Description	Shares/ Contracts	Cost	Fair Value
Europe Stock - 1.51%	146,241	$3,133,640	$5,032,160
Foreign Large Value - 0.06%	4,666	120,900	188,326
Large Blend - 5.59%
Vanguard Total Stock Market - 5.59%	161,837	6,543,044	18,693,754
Large Value - 1.19%	89,274	2,047,850	3,976,251
Small Blend - 1.82%	59,540	2,218,203	6,084,380
Total Mutual Funds		$14,063,637	$33,974,871
Total Investments, at fair value		$244,607,338	$321,820,681

Unrealized gain (loss) on open futures contracts
Long futures contracts
United States
Oil - 0.02%	108		$67,440
Total long futures contracts			$67,440

Short futures contracts
United States
Index - 0.18%	94		$(603,870)

Total short futures contracts			$(603,870)
Total net unrealized loss on open futures contracts			$(536,430)

See accompanying notes.

ELM PARTNERS PORTFOLIO LLC Statement of Operations Year Ended December 31, 2023

Realized and change in unrealized gain (loss) on investment activities
Net realized loss on securities	$(282,544)
Net realized loss on futures	(6,624,475)
Net change in unrealized gain on securities	27,493,370
Net change in unrealized loss on futures	(2,085,140)

Net gain on investment activities	18,501,211

Investment income
Income
Dividend income	9,507,892
Interest income	79,582
9,587,474

Expenses
Management fee	244,417
Interest expense	325,501
Other expenses	105,365
675,283
Net investment income	8,912,191
Net income available for pro rata allocation	$27,413,402

See accompanying notes.

ELM PARTNERS PORTFOLIO LLC Statement of Changes in Members’ Capital Year Ended December 31, 2023

	Manager	Members	Total
Balance at January 1, 2023	$—	$309,499,456	$309,499,456
Contributions	—	2,392,233	2,392,233
Withdrawals	—	(5,084,232)	(5,084,232)
Allocation of net income	—	27,413,402	27,413,402
Balance at December 31, 2023	$—	$334,220,859	$334,220,859

See accompanying notes.

ELM PARTNERS PORTFOLIO LLC Notes to Financial Statements December 31, 2023
1.Organization and Business
Elm Partners Portfolio LLC (the “Fund”), a Delaware limited liability company established in 2012, provides exposure to U.S. and non-U.S. equities, U.S. government, agency, municipal and corporate bonds, money market instruments, commodities and other assets primarily, but not solely, through investments in low cost mutual funds, exchange traded funds and other products or instruments as selected by the manager. The Fund’s manager is Elm Partners Management LLC (the “Manager”), a Wyoming limited liability company. The Manager is wholly owned by Cygnet Capital LLC (see note 3). The Manager is responsible for all investment decisions and operations of the Fund.
2.Summary of Significant Accounting Policies
The Fund's financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The following is a summary of the significant accounting policies used in preparing the financial statements:
Investment Transactions and Related Income
Investment transactions are recorded on a trade date basis. Realized gains or losses on sales of investments are calculated on the specific identification method. Realized gains and losses on futures contracts are realized when the contracts are liquidated. Unrealized gains and losses on open contracts (the difference between original contract purchase price and market price) at the date of the statement of financial condition are included in investments at fair value in accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurement and Disclosures. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Valuation of Investments in Securities and Derivatives at Fair Value - Definition and Hierarchy
In accordance with GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 Inputs – Valuation is based on quoted prices in active markets for identical assets or liabilities at the reporting date.
Level 2 Inputs – Valuation is based on other than quoted prices included in Level 1 that are observable for substantially the full term of the asset or liability, either directly or indirectly.
Level 3 Inputs – Valuation is based on unobservable inputs for the valuation of the asset or liability. Level 3 assets include investments for which there is little, if any, market activity. These inputs require significant management judgment or estimation.

ELM PARTNERS PORTFOLIO LLC Notes to Financial Statements December 31, 2023
2.Summary of Significant Accounting Policies, Continued
The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, the type of investment, whether the investment is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.
The Fund values its investments based on the following principles and method of valuation:
Investments in securities listed on an exchange, which are freely transferable, are valued at their last sale price on such exchange on the date of valuation. To the extent that these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Preferred and other equities traded on inactive markets or valued by dealer quotations or an alternative pricing source or model supported by observable inputs are classified within Level 2.
Investments exchange-traded positions are valued based on the settlement or closing price determined by the applicable exchange. Other securities for which market quotations are readily available shall be valued at the closing price (or, if the closing price is not readily ascertainable, at the bid price for long positions and at the asked price for short positions) at the close of trading on the date as of which value is being determined, as reported by any reputable source selected by the manager. Investment in mutual fund investments are valued based on the closing price published by the mutual fund manager, which may or may not take into account differences in market closing times or other adjustments.
Investments in derivative instruments such as futures contracts are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded.
U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.
At December 31, 2023, the Fund had investments in exchange traded funds, mutual funds and U.S. government securities totaling $256,628,043, $33,974,871, $31,217,767 respectively, which were all Level 1 investments. At December 31, 2023, the Fund had net unrealized losses on open futures contracts totaling ($536,430), which were Level 1 investments. At December 31, 2023, the Fund did not have any Level 2 or Level 3 investments.

ELM PARTNERS PORTFOLIO LLC Notes to Financial Statements December 31, 2023
2.Summary of Significant Accounting Policies, Continued
Cash and Cash Equivalents
Cash and cash equivalents include amounts held in a financial institution with a maturity of three months or less as well as investments in money market funds. The Fund is at risk to the extent it maintains balances with such institutions in excess of applicable insurance coverage.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompany notes. Management determines that the estimates utilized in preparing its financial statements are reasonable and prudent. Actual results could differ from these estimates.
Statement of Cash Flows
The Fund has elected not to provide a statement of cash flows as permitted by ASC Topic 230, “Statement of Cash Flows – Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale.”
Indemnifications
In the normal course of its operations, the Manager enters into contracts on behalf of the Fund that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Manager that have not yet occurred. However, based on experience, the Manager expects the risk of loss to be remote.
Income Taxes
No provision for Federal income taxes has been made in the accompanying financial statements, as each member is responsible for reporting income or loss based on his or her pro rata share of the profits or losses of the Fund.
In accordance with GAAP, the Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Generally, the Fund is no longer subject to income tax examinations by major taxing authorities for the years before 2020. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities. Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2023.
Financial Instruments
ASC 815, Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit risk related contingent features in derivative agreements. The disclosure requirements of ASC 815 distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives, the Fund reflects derivatives at fair value and recognizes changes in fair value through the statement of operations, and as such do not qualify for ASC 815 hedge accounting treatment.

ELM PARTNERS PORTFOLIO LLC Notes to Financial Statements December 31, 2023
2.Summary of Significant Accounting Policies, Continued
Foreign Currency Transactions
The Fund’s functional currency is the U.S. dollar; however, it transacts business in the U.S. dollar and in currencies other than the U.S. dollar. Trading accounts in non-U.S. currency denominations are susceptible to both movements in the underlying contract markets as well as fluctuations in currency rates. Assets and liabilities denominated in foreign currencies are translated to US dollars at year-end exchange rates, while revenue and expenses are translated to US dollars at prevailing rates during the year. Net gains or losses resulting from foreign currency translations are included in net gain or (loss) on investment in the accompanying statement of operations.
Market and Credit Risk
The Fund will generally have exposure to U.S. and non-U.S. equity securities and hence will be exposed to changes in prices in those equities and changes in future dividend payments, if any, on those equities. Equity securities can lose all or virtually all their value, and historically this has occurred in various markets on multiple occasions.
The Fund will generally have exposure to bond, or fixed income obligations, issued by, among others, the U.S. government, U.S. agencies, U.S. municipalities or U.S. and non-U.S. corporations (investment grade and non-investment grade). Any of these obligations, including the U.S. government, may not be repaid in full, and hence there is substantial risk of loss in all fixed income investments due to credit risk. Fixed income securities can lose all or virtually all their value, and historically this has occurred in various markets on multiple occasions.
Futures contracts provide for the delayed delivery/receipt of securities or money market instruments with the seller/buyer agreeing to make/take delivery at a specified date, at a specified price. Fair value of futures contracts is included in payable or receivable from broker-dealers. The contractual or notional amounts related to these financial instruments reflect the volume and activity and do not reflect the amounts at risk. Futures contracts are executed on an exchange, and cash settlement is generally made on a daily basis for market movements. Accordingly, futures contracts generally do not have credit risk.
Risk arises from the potential inability of counterparties to perform under the terms of the contracts (credit risk) and from changes in the values of the underlying financial instruments (market risk). The Fund is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. The Fund attempts to minimize its exposure to credit risk by monitoring brokers with whom it conducts investment activities. In management’s opinion, market risk is substantially diminished when all financial instruments are aggregated.
3.Agreements and Related Party Transactions
The Manager conducts and manages all aspects of the business of the Fund. The Manager also acts as the Fund’s trading manager and is responsible for all trading decisions. For services rendered in its capacity as trading manager, the Manager receives a 0.01% (0.12% annually) monthly management fee of the Fund’s Assets Under Management “AUM”, as defined in the Fund’s Confidential Private Placement Memorandum and Disclosure Document, payable as of the end of each quarter. The Manager may, in its sole discretion, charge an investor a reduced management fee or waive the management fee. For the year ended December 31, 2023, the management fee totaled $244,417, of which $20,952 was payable at December, 31, 2023.

ELM PARTNERS PORTFOLIO LLC Notes to Financial Statements December 31, 2023
3.Agreements and Related Party Transactions (continued)
At December 31, 2023, Cygnet Capital LLC had a significant investment representing approximately 34% of members’ capital.
The Manager pays all of the Fund’s direct organizational expenses and any and all of the Fund’s direct operating expenses in excess of 3 basis points of Net Asset Value, including, without limitation, all legal fees and expenses, administration fees, audit fees and accounting fees. The Fund pays all trade execution commissions and related fees.
Bolder Fund Services (Curaçao) N.V. (“BFS”) serves as the Fund’s administrator and provides administrative and operational support services, including but not limited to accounting, administration, client servicing, and performance calculation and reporting. For services rendered, BFS receives a monthly administration fee based on the Fund’s net assets, which is paid by the Manager.
The Fund has entered into brokerage agreements with Vanguard Group, Inc. (“VGI”), Fidelity Brokerage Services, LLC (“FBS”) and Interactive Brokers LLC (“IB”). All brokers provide execution and clearing services for the Fund in accordance with orders placed by the Fund's Manager.
Members share in the profits and losses of the Fund in proportion to their respective interest in the Fund. A member’s loss is limited to the amount of his or her investment.
4.Contributions and Withdrawals
Interests in the fund are offered on a continuous basis and contributions are accepted as of the first business day of any month, with a minimum contribution of $2,000,000. The Manager may accept contributions of less than $2,000,000 at its sole discretion. A member may request and receive a withdrawal of interests owned upon notice received and acknowledged by the Manager and the Fund’s administrator no later than 4:00 p.m. EST on the second business day prior to the last day of the month (defined as the last day of a calendar month on which the NYSE is open for business). The minimum withdrawal amount is $100,000 or the balance of the member’s interest if less than $100,000, unless the Manager consents otherwise. At least 95% of a requested withdrawal amount will be paid within five business days following the effective date of the redemption request, but in any case the full withdrawal amount will be paid by the end of the month following the redemption request, subject to general limitations set forth under the Fund’s Confidential Private Placement Memorandum and Disclosure Document. In addition, the Manager may, at any time upon not less than fifteen business days prior written notice to a member, require such member’s interest to be involuntarily withdrawn in whole or in part from the Fund, for any reason or no reason, in the sole discretion of the Manager. The Manager, in its sole discretion, may accelerate or delay any withdrawal based on market liquidity and portfolio considerations. There are no withdrawal charges.
5.Credit Concentration
At December 31, 2023, the Company had significant credit concentrations consisting of approximately $181 million, $111 million, and $42 million representing the fair value of accounts held at three of the Company’s brokers. The Manager does not consider credit risk associated with these receivables to be significant.

ELM PARTNERS PORTFOLIO LLC Notes to Financial Statements December 31, 2023
6.Financial Highlights
The following represents the ratios to average members’ capital for the year ended December 31, 2023:

Ratio to average members’ capital:
Expenses	0.21%
Net investment income	3.36%

Total return	8.87%
Total return is calculated for all members taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions and fee arrangements.
7.Financial Instruments - Credit Losses
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326) (“ASU 2016-13”). The main objective of ASU 2016-13 is to provide financial statement users with more decision-useful information about an entity’s expected credit losses on financial instruments and other commitments to extend credit at each reporting date. To achieve this objective, the amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to develop credit loss estimates. Subsequent to issuing ASU 2016-13, the FASB has issued additional standards for the purpose of clarifying certain aspects of ASU 2016-13, as well as providing codification improvements and targeted transition relief under the standard. The subsequently issued ASUs have the same effective date and transition requirements as ASU 2016-13. The adoption of this standard on January 1, 2023 did not have a material impact on the Company’s financial statements.
8.Subsequent Events
The Manager evaluated events and transactions through March 26, 2024, the date the financial statements were available to be issued, noting no subsequent events requiring disclosure other than those noted below. For the period from January 1, 2024 through March 26, 2024, the Fund had no capital additions and capital withdrawals of $150,000.

ELM PARTNERS PORTFOLIO LLC
INDEPENDENT ACCOUNTANTS’ REPORT ON APPLYING AGREED-UPON PROCEDURES TO THE SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023

R&J	RYAN & JURASKA LLP Certified Public Accountants
141 West Jackson Boulevard Chicago, Illinois 60604
Tel: 312.922.0062 Fax: 312.922.0672
To the Members of
Elm Partners Portfolio LLC
We have performed the procedures enumerated below on the accompanying Schedule of Investments of Elm Partners Portfolio LLC as of December 31, 2023. Management of Elm Partners Portfolio LLC (the Company) is responsible for its presentation of the Schedule of Investments and its content therein.
Management of the Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting users in understanding the portfolio holdings of the Company as of December 31, 2023. This report may not be suitable for any other purpose. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.
The procedures we performed and our findings are as follows:
1)Prepared a full schedule of investments showing all open positions held by the Company as of December 31, 2023;
2)Reconciled total open positions held by the Company at December 31, 2023 to the previously audited statement of financial condition, noting no exceptions;
3)Reconciled open positions held by the Company at December 31, 2023 to underlying books and records of the Company, noting no exceptions.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the AICPA. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on the Company’s Schedule of Investments as of December 31, 2023. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
This report is intended solely for the information and use of the Company and is not intended to be and should not be used by anyone other than these specified parties.

/s/ RYAN & JURASKA LLP
Chicago, Illinois
June 27, 2024

A-2

Elm Partners Portfolio LLC Schedule of Investments December 31, 2023
Description	Shares/ Contracts	Cost	Fair Value
Investments, at fair value
Government Securities
United States
Bonds
US Treasury Inflation Indexed Bonds-9.34%	22,224,000	$29,973,009	$31,217,767
Total Government Securities		$29,973,009	$31,217,767

Exchange Traded Funds
United States
Bonds - 7.81%
Xtrackers USD High Yield Corp Bond - 5.06%	475,394	$16,455,811	$16,900,257
iShares iBoxx $ Inv Grade Corp Bond ETF - 1.24%	37,470	3,989,932	4,146,430
Vanguard Total Bond Market Index Fund - 1.51%	68,789	4,807,786	5,059,430
Commodities Precious Metals - 2.23%
iShares Gold Trust - 2.23%	190,646	7,133,467	7,440,913
Diversified Emerging Markets - 15.26%
iShares Core MSCI EM - 9.79%	646,997	26,888,290	32,725,108
Vanguard Emerging Mkts Stock Index Fund - 5.47%	444,993	16,484,934	18,289,199
Diversified Pacific/Asia - 6.10%
Vanguard FTSE Pacific- 1.93%	89,527	6,277,664	6,448,630
iShares Core MSCI Pacific- 4.17%	234,323	11,102,944	13,944,562
Europe Stock - 9.45%
iShares Core MSCI Europe - 8.10%	492,130	21,469,596	27,076,993
Vanguard FTSE Europe ETF - 1.35%	70,016	4,516,373	4,514,630
Foreign Large Value - 1.74%
JPMorgan BetaBuilders Canada ETF - 1.74%	90,551	4,709,327	5,806,130
Foreign Large Blend - 0.94%
Vanguard FTSE All-World ex-US Index Fund - 0.94%	55,912	2,394,262	3,138,917
Foreign Small/Mid Blend - 1.33%
Schwab International Small-Cap Equity ETF - 0.63%	60,000	1,313,550	2,093,400
iShares MSCI EAFE Small Cap ETF 0.70%	37,660	1,406,846	2,331,154
Global Real Estate - 3.92%
Vanguard Global Ex-US Real Estate - 3.92%	307,489	13,943,839	13,095,965
Large Blend - 19.83%
iShares Core S&P Total US Stock Market - 6.24%	198,250	10,443,623	20,861,848
Vanguard US Total Stock Market - 11.96%	168,505	19,679,046	39,972,755
Vanguard S&P 500 ETF - 1.63%	12,470	3,090,276	5,446,896
Large Value - 0.70%
Vanguard Value Index Fund ETF - 0.70%	15,609	2,331,151	2,333,546
Muni National Intermediate - 2.81%
iShares National Muni Bond ETF - 2.72%	83,992	8,759,154	9,105,573
A-3

Elm Partners Portfolio LLC Schedule of Investments December 31, 2023
Description	Shares/ Contracts	Cost	Fair Value
Vanguard Tax-Exempt-Bond - 0.09%	5,681	289,934	290,015
Real Estate - 3.65%
Vanguard Real Estate ETF - 3.38%	127,858	11,210,380	11,297,533
Schwab U.S. REIT ETF - 0.27%	43,210	584,848	894,879
Small Blend - 1.02%
Vanguard Small-Cap - 1.02%	16,000	1,287,659	3,413,280
Total Exchange Traded Funds		$200,570,692	$256,628,043

Investments, at fair value, continued
Mutual Funds
United States
Europe Stock - 1.51%
Vanguard European Stock Index Fund -1.51%	146,241	$3,133,640	$5,032,160
Foreign Large Value - 0.06%
Vanguard International Value Fund - 0.06%	4,666	120,900	188,326
Large Blend - 5.59%
Vanguard Total Stock Market - 5.59%	161,837	6,543,044	18,693,754
Large Value - 1.19%
DFA US Large Cap Value Portfolio - 1.19%	89,274	2,047,850	3,976,251
Small Blend - 1.82%
Vanguard Small-Cap Index Fund - 1.82%	59,540	2,218,203	6,084,380
Total Mutual Funds		$14,063,637	$33,974,871
Total Investments, at fair value		$244,607,338	$321,820,681

Unrealized gain (loss) on open futures contracts
Long futures contracts
United States
Oil - 0.02%
CLZ4 WTI Crude Oil Futures Dec '24- 0.01%	58		$36,218
COILZ4 Brent Crude Oil Futures Dec '24- 0.01%	50		31,222
Total long futures contracts			$67,440

Short futures contracts
United States
Index - 0.18%
ESH4 E-Mini S&P500 Index Futures Mar '24- 0.12%	68		$(416,670)
RYTH4 E-Mini Russell 2000 Index Futures Mar '24- 0.06%	26		$(187,200)

Total short futures contracts			$(603,870)
Total net unrealized loss on open futures contracts			$(536,430)

A-4

APPENDIX C

ELM PARTNERS PORTFOLIO LLC
COMPARATIVE BALANCE SHEET AS OF JUNE 30, 2024
	June 30, 2024	May 31, 2024
ASSETS	USD	USD
Cost of investment - bonds	43,812,157.29	23,834,740.07
Cost of investment - equities	110,639,317.49	109,097,471.11
Cost of investment - exchange traded funds	87,199,099.06	106,985,371.00
Cost of investment - fund investment	14,063,637.56	14,063,637.56
App/depr bonds	1,103,840.72	928,071.49
App/depr equities	40,371,748.66	38,941,501.69
App/depr ETFs settled	28,864,899.44	29,739,272.87
App/depr fund investment	22,879,566.23	22,756,252.06
App/depr long futures settled	1,275,370.00	748,420.00
Bank accounts	(1,858,130.04)	(733,116.14)
Broker interest receivable	(20,159.49)	(40,415.11)
Coupon interest receivable - bonds	144,734.04	58,441.75
Dividends receivable	395,125.32	—
Interest receivable unsettled bonds	—	7,495.73
Due from broker	—	13,978,326.81
Expense cap receivable	—	4,011.98
ASSETS	348,871,206.28	360,369,482.87

LIABILITIES	USD	USD
Short sale at cost - exchange traded funds	0.01	0.01
Short- Appr/Dep futures - settled	(157,017.50)	232,555.00
Management fee payable	21,807.93	21,635.74
Operating fee payable	17,906.41	9,258.03
Due to broker	—	13,886,447.85
LIABILITIES	(117,303.15)	14,149,896.63

PARTNER CAPITAL	USD	USD
Partnership capital - book value	234,453,344.37	234,453,344.37
Realised gain/loss bonds	(86,569.86)	(86,569.86)
Realised gain/loss equities	(1,137,267.48)	(1,148,991.39)
Realised gain/loss equities (Long-term)	(350,044.62)	(350,044.62)
Realised gain/loss ETFs	(193,247.93)	(211,820.71)
Realised gain/loss ETFs (Long-term)	(1,787.96)	(1,787.96)
Realised gain/loss futures	(3,196,475.00)	(2,076,030.00)
Unrealised p/l futures	1,968,817.50	1,052,295.00
Unrealised p/l settled bonds	(140,916.34)	(316,685.57)
Unrealised p/l settled equities	8,340,350.10	6,910,103.13
Unrealised p/l settled ETFs	4,838,943.53	5,713,316.96
Unrealised p/l settled mutual funds	2,968,332.22	2,845,018.05
Bank interest income	668.13	668.13

ELM PARTNERS PORTFOLIO LLC
COMPARATIVE BALANCE SHEET AS OF JUNE 30, 2024
Coupon interest earned - bonds	92,024.27	72,226.01
Long- Dividends income	3,943,838.02	1,823,865.20
Administration fee expense	(32,930.45)	(32,923.34)
Bank charges	(3,247.20)	(2,340.08)
Broker interest charges	(396,643.50)	(375,835.02)
Operating fee expense	(17,906.41)	(9,258.03)
Management fee expense	(128,286.52)	(106,478.59)
PRIOR PERIOD RETAINED EARNINGS	98,067,514.56	98,067,514.56
PARTNER CAPITAL TOTAL	348,988,509.43	346,219,586.24

	June 30, 2024	May 31, 2024
MEMORANDUM ACCOUNTS	USD	USD
Futures purchased	13,721,698.48	13,510,368.48
Futures short position	(33,697,686.88)	(32,456,744.38)
Contingent balancing	19,975,988.40	18,946,375.90
MEMORANDUM ACCOUNTS TOTAL	0.00	0.00

ELM PARTNERS PORTFOLIO LLC
PROFIT & LOSS STATEMENT FOR THE PERIOD JUNE 1, 2024 TO JUNE 30, 2024
		PERIOD USD	YTD USD
Realised gain/loss	Realised gain/loss bonds	—	(86,569.86)
	Realised gain/loss equities	11,723.91	(1,137,267.48)
	Realised gain/loss equities (Long-term)	—	(350,044.62)
	Realised gain/loss ETFs	18,572.78	(193,247.93)
	Realised gain/loss ETFs (Long-term)	—	(1,787.96)
	Realised gain/loss futures	(1,120,445.00)	(3,196,475.00)
		(1,090,148.31)	(4,965,392.85)
Unrealised gain/loss	Unrealised p/l futures	916,522.50	1,968,817.50
	Unrealised p/l settled bonds	175,769.23	(140,916.34)
	Unrealised p/l settled equities	1,430,246.97	8,340,350.10
	Unrealised p/l settled ETFs	(874,373.43)	4,838,943.53
	Unrealised p/l settled mutual funds	123,314.17	2,968,332.22
		1,771,479.44	17,975,527.01
Interest income	Bank interest income	—	668.13
	Coupon interest earned - bonds	19,798.26	92,024.27
		19,798.26	92,692.40
Dividend income	Long- Dividends income	2,119,972.82	3,943,838.02
		2,119,972.82	3,943,838.02
Other expenses	Administration fee expense	(7.11)	(32,930.45)
	Bank charges	(907.12)	(3,247.20)
	Broker interest charges	(20,808.48)	(396,643.50)
	Operating fee expense	(8,648.38)	(17,906.41)
		(30,371.09)	(450,727.56)
Investment management fee expense	Management fee expense	(21,807.93)	(128,286.52)
		(21,807.93)	(128,286.52)
TOTAL		2,768,923.19	16,467,650.50

PORTFOLIO OVERVIEW

as of 6/30/2024

Elm Partners Portfolio LLC

Security	Cost per Share FCY	Total Position	Total Cost FCY LCY	Cost LCY Historical	Market Price	Market Value FCY LCY	Unrealised FCY LCY	FX Gain LCY	Percent of NAV	Percent of Investment
EA Group: <ALL>										
Counterpart: Fidelity Brokerage Services										
Position: Long										
Security type: Bond										
Currency: USD										
TSY INFL IX N/B Jul 32 .625% - TII FWB2	86.644503	36,494,000.0000	34,118,661.13 34,118,661.13	34,118,661.13	89.531250	35,255,397.06 35,255,397.06	1,136,735.93 1,136,735.93	0.00	10.1022%	10.06%
Total for Long - Bond - USD			34,118,661.13	34,118,661.13		35,255,397.06	1,136,735.93	0.00	10.1022%	10.06%
LCY			34,118,661.13			35,255,397.06	1,136,735.93			
Total for Long - Bond - LCY			34,118,661.13	34,118,661.13		35,255,397.06	1,136,735.93	0.00	10.1022%	10.06%
Security type: Exchange traded fund										
Currency: USD										
FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	1.000000	434,789.5900	434,789.59 434,789.59	434,789.59	1.000000	434,789.59 434,789.59	0.00 0.00	0.00	0.1246%	0.12%
ISHARES 0-3 MONTH TREASURY B - SGOV US	100.319300	18,026.0000	1,808,355.70 1,808,355.70	1,808,355.70	100.710000	1,815,398.46 1,815,398.46	7,042.76 7,042.76	0.00	0.5202%	0.52%
ISHARES BROAD USD HIGH YIELD - USHY US	36.318988	76,512.0000	2,778,838.40 2,778,838.40	2,778,838.40	36.280000	2,775,855.36 2,775,855.36	-2,983.04 -2,983.04	0.00	0.7954%	0.79%
ISHARES CORE MSCI EUROPE - IEUR US	53.166850	202,675.0000	10,775,591.42 10,775,591.42	10,775,591.42	56.950000	11,542,341.25 11,542,341.25	766,749.83 766,749.83	0.00	3.3074%	3.29%
ISHARES CORE MSCI PACIFIC ET - IPAC US	50.105748	165,265.0000	8,280,726.37 8,280,726.37	8,280,726.37	61.220000	10,117,523.30 10,117,523.30	1,836,796.93 1,836,796.93	0.00	2.8991%	2.89%
ISHARES CORE U.S. AGGREGATE - AGG US	96.506962	15,960.0000	1,540,251.12 1,540,251.12	1,540,251.12	97.070000	1,549,237.20 1,549,237.20	8,986.08 8,986.08	0.00	0.4439%	0.44%
JPMORGAN BETABUILDERS CANADA - BBCA US	63.253088	44,267.0000	2,800,024.43 2,800,024.43	2,800,024.43	64.970000	2,876,026.99 2,876,026.99	76,002.56 76,002.56	0.00	0.8241%	0.82%
SCHWAB US REIT ETF - SCHH US	19.600177	391,378.0000	7,671,077.95 7,671,077.95	7,671,077.95	19.970000	7,815,818.66 7,815,818.66	144,740.71 144,740.71	0.00	2.2396%	2.23%
VANGUARD FTSE PACIFIC ETF - VPL US	69.261821	52,219.0000	3,616,783.02 3,616,783.02	3,616,783.02	74.180000	3,873,605.42 3,873,605.42	256,822.40 256,822.40	0.00	1.11%	1.11%
XTRACKERS USD HIGH YIELD COR - HYLB US	34.471622	408,086.0000	14,067,386.43 14,067,386.43	14,067,386.43	35.460000	14,470,729.56 14,470,729.56	403,343.13 403,343.13	0.00	4.1465%	4.13%
Total for Long - Exchange traded fund - USD			53,773,824.43	53,773,824.43		57,271,325.79	3,497,501.36	0.00	16.4107%	16.35%
LCY			53,773,824.43			57,271,325.79	3,497,501.36			
Total for Long - Exchange traded fund - LCY			53,773,824.43	53,773,824.43		57,271,325.79	3,497,501.36	0.00	16.4107%	16.35%
Security type: Equity										
Currency: USD										
ISHARES CORE MSCI EMERGING - IEMG US	52.590668	187,261.0000	9,848,181.11 9,848,181.11	9,848,181.11	53.530000	10,024,081.33 10,024,081.33	175,900.22 175,900.22	0.00	2.8723%	2.86%
ISHARES GOLD TRUST - IAU US	38.838043	100,435.0000	3,900,698.83 3,900,698.83	3,900,698.83	43.930000	4,412,109.55 4,412,109.55	511,410.72 511,410.72	0.00	1.2643%	1.26%
ISHARES IBOXX INVESTMENT GRA - LQD US	105.358239	43,845.0000	4,619,432.01 4,619,432.01	4,619,432.01	107.120000	4,696,676.40 4,696,676.40	77,244.39 77,244.39	0.00	1.3458%	1.34%
ISHARES NATIONAL MUNI BOND E - MUB US	102.124344	44,092.0000	4,502,866.56 4,502,866.56	4,502,866.56	106.550000	4,698,002.60 4,698,002.60	195,136.04 195,136.04	0.00	1.3462%	1.34%
VANGUARD FTSE EMERGING MARKE (US) - VWO US	42.003090	204,969.0000	8,609,331.45 8,609,331.45	8,609,331.45	43.760000	8,969,443.44 8,969,443.44	360,111.99 360,111.99	0.00	2.5701%	2.56%

C-4

PORTFOLIO OVERVIEW as of 6/30/2024 Elm Partners Portfolio LLC Percent of Investment Percent of NAV FX Gain LCYUnrealised FCY LCY Market Value FCY LCY Market PriceCost LCY Historical Total Cost FCY LCY Cost per Share FCY Total PositionSecurity EA Group: &lt;ALL&gt; Counterpart: Fidelity Brokerage Services Position: Long Security type: Bond Currency: USD 10.1022%89.53125086.644503 36,494,000.0000TSY INFL IX N/B Jul 32 .625% - TII FWB2 10.06%35,255,397.06 1,136,735.9334,118,661.13 34,118,661.13 34,118,661.13 35,255,397.06 1,136,735.93 0.00 Total for Long - Bond - USD LCY 10.1022% 10.06%35,255,397.06 1,136,735.9334,118,661.13 34,118,661.13 34,118,661.13 35,255,397.06 1,136,735.93 0.00 Total for Long - Bond - LCY 10.1022% 10.06%34,118,661.13 34,118,661.13 35,255,397.06 1,136,735.93 0.00 Security type: Exchange traded fund Currency: USD 0.1246%1.0000001.000000 434,789.5900FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 0.12%434,789.59 0.00434,789.59 434,789.59 434,789.59 434,789.59 0.00 0.00 0.5202%100.710000100.319300 18,026.0000ISHARES 0-3 MONTH TREASURY B - SGOV US 0.52%1,815,398.46 7,042.761,808,355.70 1,808,355.70 1,808,355.70 1,815,398.46 7,042.76 0.00 0.7954%36.28000036.318988 76,512.0000ISHARES BROAD USD HIGH YIELD - USHY US 0.79%2,775,855.36 -2,983.042,778,838.40 2,778,838.40 2,778,838.40 2,775,855.36 -2,983.04 0.00 3.3074%56.95000053.166850 202,675.0000ISHARES CORE MSCI EUROPE - IEUR US 3.29%11,542,341.25 766,749.8310,775,591.42 10,775,591.42 10,775,591.42 11,542,341.25 766,749.83 0.00 2.8991%61.22000050.105748 165,265.0000ISHARES CORE MSCI PACIFIC ET - IPAC US 2.89%10,117,523.30 1,836,796.938,280,726.37 8,280,726.37 8,280,726.37 10,117,523.30 1,836,796.93 0.00 0.4439%97.07000096.506962 15,960.0000ISHARES CORE U.S. AGGREGATE - AGG US 0.44%1,549,237.20 8,986.081,540,251.12 1,540,251.12 1,540,251.12 1,549,237.20 8,986.08 0.00 0.8241%64.97000063.253088 44,267.0000JPMORGAN BETABUILDERS CANADA - BBCA US 0.82%2,876,026.99 76,002.562,800,024.43 2,800,024.43 2,800,024.43 2,876,026.99 76,002.56 0.00 2.2396%19.97000019.600177 391,378.0000SCHWAB US REIT ETF - SCHH US 2.23%7,815,818.66 144,740.717,671,077.95 7,671,077.95 7,671,077.95 7,815,818.66 144,740.71 0.00 1.11%74.18000069.261821 52,219.0000VANGUARD FTSE PACIFIC ETF - VPL US 1.11%3,873,605.42 256,822.403,616,783.02 3,616,783.02 3,616,783.02 3,873,605.42 256,822.40 0.00 4.1465%35.46000034.471622 408,086.0000XTRACKERS USD HIGH YIELD COR - HYLB US 4.13%14,470,729.56 403,343.1314,067,386.43 14,067,386.43 14,067,386.43 14,470,729.56 403,343.13 0.00 Total for Long - Exchange traded fund - USD LCY 16.4107% 16.35%57,271,325.79 3,497,501.3653,773,824.43 53,773,824.43 53,773,824.43 57,271,325.79 3,497,501.36 0.00 Total for Long - Exchange traded fund - LCY 16.4107% 16.35%53,773,824.43 53,773,824.43 57,271,325.79 3,497,501.36 0.00 Security type: Equity Currency: USD 2.8723%53.53000052.590668 187,261.0000ISHARES CORE MSCI EMERGING - IEMG US 2.86%10,024,081.33 175,900.229,848,181.11 9,848,181.11 9,848,181.11 10,024,081.33 175,900.22 0.00 1.2643%43.93000038.838043 100,435.0000ISHARES GOLD TRUST - IAU US 1.26%4,412,109.55 511,410.723,900,698.83 3,900,698.83 3,900,698.83 4,412,109.55 511,410.72 0.00 1.3458%107.120000105.358239 43,845.0000ISHARES IBOXX INVESTMENT GRA - LQD US 1.34%4,696,676.40 77,244.394,619,432.01 4,619,432.01 4,619,432.01 4,696,676.40 77,244.39 0.00 1.3462%106.550000102.124344 44,092.0000ISHARES NATIONAL MUNI BOND E - MUB US 1.34%4,698,002.60 195,136.044,502,866.56 4,502,866.56 4,502,866.56 4,698,002.60 195,136.04 0.00 2.5701%43.76000042.003090 204,969.0000VANGUARD FTSE EMERGING MARKE (US) - VWO US 2.56%8,969,443.44 360,111.998,609,331.45 8,609,331.45 8,609,331.45 8,969,443.44 360,111.99 0.00 C-4

PORTFOLIO OVERVIEW **as of 6/30/2024**

Elm Partners Portfolio LLC

Security	Cost per Share FCY	Total Position	Total Cost FCY LCY	Cost LCY Historical	Market Price	Market Value FCY LCY	Unrealised FCY LCY	FX Gain LCY	Percent of NAV	Percent of Investment
EA Group: <ALL>										
Counterpart: Fidelity Brokerage Services										
Position: Long										
Security type: Equity										
Currency: USD										
VANGUARD FTSE EUROPE ETF - VGK US	63.828299	54,308.0000	3,466,387.25	3,466,387.25	66.770000	3,626,145.16	159,757.91	0.00	1.039%	1.03%
			3,466,387.25			3,626,145.16	159,757.91			
VANGUARD GLBL EX-US REAL EST - VNQI US	40.408442	173,206.0000	6,998,984.60	6,998,984.60	40.570000	7,026,967.42	27,982.82	0.00	2.0135%	2.01%
			6,998,984.60			7,026,967.42	27,982.82			
VANGUARD REAL ESTATE ETF - VNQ US	84.734713	7,399.0000	626,952.14	626,952.14	83.760000	619,740.24	-7,211.90	0.00	0.1776%	0.18%
			626,952.14			619,740.24	-7,211.90			
VANGUARD TOTAL BOND MARKET - BND US	68.795916	40,386.0000	2,778,391.86	2,778,391.86	72.050000	2,909,811.30	131,419.44	0.00	0.8338%	0.83%
			2,778,391.86			2,909,811.30	131,419.44			
VANGUARD VALUE ETF - VTV US	152.849061	16,094.0000	2,459,952.79	2,459,952.79	160.410000	2,581,638.54	121,685.75	0.00	0.7397%	0.74%
			2,459,952.79			2,581,638.54	121,685.75			
Total for Long - Equity - USD			47,811,178.60	47,811,178.60		49,564,615.98	1,753,437.38	0.00	14.2024%	14.15%
LCY			47,811,178.60			49,564,615.98	1,753,437.38			
Total for Long - Equity - LCY			47,811,178.60	47,811,178.60		49,564,615.98	1,753,437.38	0.00	14.2024%	14.15%
Total for Long - LCY			135,703,664.16	135,703,664.16		142,091,338.83	6,387,674.67	0.00	40.7152%	40.56%
Total for Fidelity Brokerage Services - LCY			135,703,664.16	135,703,664.16		142,091,338.83	6,387,674.67	0.00	40.7152%	40.56%
Counterpart: Interactive Brokers LLC - 1										
Position: Long										
Security type: Exchange traded fund										
Currency: USD										
ISHARES CORE S&P TOTAL U.S. - ITOT US	52.679054	100,000.0000	5,267,905.42	5,267,905.42	118.780000	11,878,000.00	6,610,094.58	0.00	3.4036%	3.39%
			5,267,905.42			11,878,000.00	6,610,094.58			
Total for Long - Exchange traded fund - USD			5,267,905.42	5,267,905.42		11,878,000.00	6,610,094.58	0.00	3.4036%	3.39%
LCY			5,267,905.42			11,878,000.00	6,610,094.58			
Total for Long - Exchange traded fund - LCY			5,267,905.42	5,267,905.42		11,878,000.00	6,610,094.58	0.00	3.4036%	3.39%
Security type: Equity										
Currency: USD										
ISHARES GOLD TRUST - IAU US	37.395469	83,838.0000	3,135,161.37	3,135,161.37	43.930000	3,683,003.34	547,841.97	0.00	1.0553%	1.05%
			3,135,161.37			3,683,003.34	547,841.97			
VANGUARD GLBL EX-US REAL EST - VNQI US	40.592243	23,220.0000	942,551.89	942,551.89	40.570000	942,035.40	-516.49	0.00	0.2699%	0.27%
			942,551.89			942,035.40	-516.49			
VANGUARD TOTAL STOCK MKT ETF - VTI US	125.891880	125,000.0000	15,736,485.01	15,736,485.01	267.510000	33,438,750.00	17,702,264.99	0.00	9.5816%	9.54%
			15,736,485.01			33,438,750.00	17,702,264.99			
Total for Long - Equity - USD			19,814,198.27	19,814,198.27		38,063,788.74	18,249,590.47	0.00	10.9069%	10.86%
LCY			19,814,198.27			38,063,788.74	18,249,590.47			
Total for Long - Equity - LCY			19,814,198.27	19,814,198.27		38,063,788.74	18,249,590.47	0.00	10.9069%	10.86%
Security type: Future										
Currency: USD										
CLZ4 NYM Dec 24 - CLZ24 NYM	71.308437	96.0000	0.00	0.00	78.340000	675,030.00	675,030.00	0.00	0.1934%	0.19%
			0.00			675,030.00	675,030.00			

C-5

PORTFOLIO OVERVIEW as of 6/30/2024 Elm Partners Portfolio LLC Percent of Investment Percent of NAV FX Gain LCYUnrealised FCY LCY Market Value FCY LCY Market PriceCost LCY Historical Total Cost FCY LCY Cost per Share FCY Total PositionSecurity EA Group: &lt;ALL&gt; Counterpart: Fidelity Brokerage Services Position: Long Security type: Equity Currency: USD 1.039%66.77000063.828299 54,308.0000VANGUARD FTSE EUROPE ETF - VGK US 1.03%3,626,145.16 159,757.913,466,387.25 3,466,387.25 3,466,387.25 3,626,145.16 159,757.91 0.00 2.0135%40.57000040.408442 173,206.0000VANGUARD GLBL EX-US REAL EST - VNQI US 2.01%7,026,967.42 27,982.826,998,984.60 6,998,984.60 6,998,984.60 7,026,967.42 27,982.82 0.00 0.1776%83.76000084.734713 7,399.0000VANGUARD REAL ESTATE ETF - VNQ US 0.18%619,740.24 -7,211.90626,952.14 626,952.14 626,952.14 619,740.24 -7,211.90 0.00 0.8338%72.05000068.795916 40,386.0000VANGUARD TOTAL BOND MARKET - BND US 0.83%2,909,811.30 131,419.442,778,391.86 2,778,391.86 2,778,391.86 2,909,811.30 131,419.44 0.00 0.7397%160.410000152.849061 16,094.0000VANGUARD VALUE ETF - VTV US 0.74%2,581,638.54 121,685.752,459,952.79 2,459,952.79 2,459,952.79 2,581,638.54 121,685.75 0.00 Total for Long - Equity - USD LCY 14.2024% 14.15%49,564,615.98 1,753,437.3847,811,178.60 47,811,178.60 47,811,178.60 49,564,615.98 1,753,437.38 0.00 Total for Long - Equity - LCY 14.2024% 14.15%47,811,178.60 47,811,178.60 49,564,615.98 1,753,437.38 0.00 Total for Long - LCY 40.7152% 40.56%135,703,664.16 135,703,664.16 142,091,338.83 6,387,674.67 0.00 Total for Fidelity Brokerage Services - LCY 40.7152% 40.56%135,703,664.16 135,703,664.16 142,091,338.83 6,387,674.67 0.00 Counterpart: Interactive Brokers LLC - 1 Position: Long Security type: Exchange traded fund Currency: USD 3.4036%118.78000052.679054 100,000.0000ISHARES CORE S&P TOTAL U.S. - ITOT US 3.39%11,878,000.00 6,610,094.585,267,905.42 5,267,905.42 5,267,905.42 11,878,000.00 6,610,094.58 0.00 Total for Long - Exchange traded fund - USD LCY 3.4036% 3.39%11,878,000.00 6,610,094.585,267,905.42 5,267,905.42 5,267,905.42 11,878,000.00 6,610,094.58 0.00 Total for Long - Exchange traded fund - LCY 3.4036% 3.39%5,267,905.42 5,267,905.42 11,878,000.00 6,610,094.58 0.00 Security type: Equity Currency: USD 1.0553%43.93000037.395469 83,838.0000ISHARES GOLD TRUST - IAU US 1.05%3,683,003.34 547,841.973,135,161.37 3,135,161.37 3,135,161.37 3,683,003.34 547,841.97 0.00 0.2699%40.57000040.592243 23,220.0000VANGUARD GLBL EX-US REAL EST - VNQI US 0.27%942,035.40 -516.49942,551.89 942,551.89 942,551.89 942,035.40 -516.49 0.00 9.5816%267.510000125.891880 125,000.0000VANGUARD TOTAL STOCK MKT ETF - VTI US 9.54%33,438,750.00 17,702,264.9915,736,485.01 15,736,485.01 15,736,485.01 33,438,750.00 17,702,264.99 0.00 Total for Long - Equity - USD LCY 10.9069% 10.86%38,063,788.74 18,249,590.4719,814,198.27 19,814,198.27 19,814,198.27 38,063,788.74 18,249,590.47 0.00 Total for Long - Equity - LCY 10.9069% 10.86%19,814,198.27 19,814,198.27 38,063,788.74 18,249,590.47 0.00 Security type: Future Currency: USD 0.1934%78.34000071.308437 96.0000CLZ4 NYM Dec 24 - CLZ24 NYM 0.19%675,030.00 675,030.000.00 0.00 0.00 675,030.00 675,030.00 0.00 C-5

PORTFOLIO OVERVIEW

as of 6/30/2024

Elm Partners Portfolio LLC

Security	Cost per Share FCY	Total Position	Total Cost FCY LCY	Cost LCY Historical	Market Price	Market Value FCY LCY	Unrealised FCY LCY	FX Gain LCY	Percent of NAV	Percent of Investment
EA Group: <ALL>										
Counterpart: Interactive Brokers LLC - 1										
Position: Long										
Security type: Future										
Currency: USD										
COZ4 ICE Dec 24 - COZ4 ICE	76.219555	90.0000	0.00	0.00	82.890000	600,340.00	600,340.00	0.00	0.172%	0.17%
			0.00			600,340.00	600,340.00			
Total for Long - Future - USD			0.00	0.00		1,275,370.00	1,275,370.00	0.00	0.3654%	0.36%
LCY			0.00			1,275,370.00	1,275,370.00			
Total for Long - Future - LCY			0.00	0.00		1,275,370.00	1,275,370.00	0.00	0.3654%	0.36%
Total for Long - LCY			25,082,103.69	25,082,103.69		51,217,158.74	26,135,055.05	0.00	14.6759%	14.62%
Position: Short										
Security type: Future										
Currency: USD										
ESU4 CME Sep 24 - ESU4 CME	5,558.073809	-105.0000	0.00	0.00	5,521.500000	192,012.50	192,012.50	0.00	0.055%	0.05%
			0.00			192,012.50	192,012.50			
RTYU4 CME Sep 24 - RTYU4 CME	2,049.093181	-44.0000	0.00	0.00	2,065.000000	-34,995.00	-34,995.00	0.00	-0.01%	-0.01%
			0.00			-34,995.00	-34,995.00			
Total for Short - Future - USD			0.00	0.00		157,017.50	157,017.50	0.00	0.045%	0.04%
LCY			0.00			157,017.50	157,017.50			
Total for Short - Future - LCY			0.00	0.00		157,017.50	157,017.50	0.00	0.045%	0.04%
Total for Short - LCY			0.00	0.00		157,017.50	157,017.50	0.00	0.045%	0.04%
Total for Interactive Brokers LLC - 1 - LCY			25,082,103.69	25,082,103.69		51,374,176.24	26,292,072.55	0.00	14.7209%	14.66%
Counterpart: Vanguard Brokerage Services										
Position: Long										
Security type: Bond										
Currency: USD										
TSY INFL IX N/B Jul 32 .625% - TII FWB2	89.836111	10,000,000.0000	9,693,496.14	9,693,496.14	89.531250	9,660,600.93	-32,895.21	0.00	2.7682%	2.76%
			9,693,496.14			9,660,600.93	-32,895.21			
Total for Long - Bond - USD			9,693,496.14	9,693,496.14		9,660,600.93	-32,895.21	0.00	2.7682%	2.76%
LCY			9,693,496.14			9,660,600.93	-32,895.21			
Total for Long - Bond - LCY			9,693,496.14	9,693,496.14		9,660,600.93	-32,895.21	0.00	2.7682%	2.76%
Security type: Exchange traded fund										
Currency: USD										
ISHARES CORE MSCI EUROPE - IEUR US	33.317432	234,813.0000	7,823,366.12	7,823,366.12	56.950000	13,372,600.35	5,549,234.23	0.00	3.8318%	3.82%
			7,823,366.12			13,372,600.35	5,549,234.23			
ISHARES CORE MSCI PACIFIC ET - IPAC US	45.675744	86,960.0000	3,971,962.71	3,971,962.71	61.220000	5,323,691.20	1,351,728.49	0.00	1.5255%	1.52%
			3,971,962.71			5,323,691.20	1,351,728.49			
ISHARES CORE S&P TOTAL U.S. - ITOT US	52.679054	98,250.0000	5,175,717.08	5,175,717.08	118.780000	11,670,135.00	6,494,417.92	0.00	3.344%	3.33%
			5,175,717.08			11,670,135.00	6,494,417.92			
JPMORGAN BETABUILDERS CANADA - BBCA US	40.961590	46,495.0000	1,904,509.11	1,904,509.11	64.970000	3,020,780.15	1,116,271.04	0.00	0.8656%	0.86%
			1,904,509.11			3,020,780.15	1,116,271.04			
SCHWAB INTL SMALL-CAP EQUITY - SCHC US	21.892500	60,000.0000	1,313,550.00	1,313,550.00	35.580000	2,134,800.00	821,250.00	0.00	0.6117%	0.61%
			1,313,550.00			2,134,800.00	821,250.00			
SCHWAB US REIT ETF - SCHH US	13.535000	43,210.0000	584,847.35	584,847.35	19.970000	862,903.70	278,056.35	0.00	0.2473%	0.25%
			584,847.35			862,903.70	278,056.35			
VANGUARD FED MONEY MARKET - VMFXX US	1.000000	4,293,141.5200	4,293,141.52	4,293,141.52	1.000000	4,293,141.52	0.00	0.00	1.2302%	1.23%
			4,293,141.52			4,293,141.52	0.00			

C-6

PORTFOLIO OVERVIEW as of 6/30/2024 Elm Partners Portfolio LLC Percent of Investment Percent of NAV FX Gain LCYUnrealised FCY LCY Market Value FCY LCY Market PriceCost LCY Historical Total Cost FCY LCY Cost per Share FCY Total PositionSecurity EA Group: &lt;ALL&gt; Counterpart: Interactive Brokers LLC - 1 Position: Long Security type: Future Currency: USD 0.172%82.89000076.219555 90.0000COZ4 ICE Dec 24 - COZ4 ICE 0.17%600,340.00 600,340.000.00 0.00 0.00 600,340.00 600,340.00 0.00 Total for Long - Future - USD LCY 0.3654% 0.36%1,275,370.00 1,275,370.000.00 0.00 0.00 1,275,370.00 1,275,370.00 0.00 Total for Long - Future - LCY 0.3654% 0.36%0.00 0.00 1,275,370.00 1,275,370.00 0.00 Total for Long - LCY 14.6759% 14.62%25,082,103.69 25,082,103.69 51,217,158.74 26,135,055.05 0.00 Position: Short Security type: Future Currency: USD 0.055%5,521.5000005,558.073809 -105.0000ESU4 CME Sep 24 - ESU4 CME 0.05%192,012.50 192,012.500.00 0.00 0.00 192,012.50 192,012.50 0.00 -0.01%2,065.0000002,049.093181 -44.0000RTYU4 CME Sep 24 - RTYU4 CME -0.01%-34,995.00 -34,995.000.00 0.00 0.00 -34,995.00 -34,995.00 0.00 Total for Short - Future - USD LCY 0.045% 0.04%157,017.50 157,017.500.00 0.00 0.00 157,017.50 157,017.50 0.00 Total for Short - Future - LCY 0.045% 0.04%0.00 0.00 157,017.50 157,017.50 0.00 Total for Short - LCY 0.045% 0.04%0.00 0.00 157,017.50 157,017.50 0.00 Total for Interactive Brokers LLC - 1 - LCY 14.7209% 14.66%25,082,103.69 25,082,103.69 51,374,176.24 26,292,072.55 0.00 Counterpart: Vanguard Brokerage Services Position: Long Security type: Bond Currency: USD 2.7682%89.53125089.836111 10,000,000.0000TSY INFL IX N/B Jul 32 .625% - TII FWB2 2.76%9,660,600.93 -32,895.219,693,496.14 9,693,496.14 9,693,496.14 9,660,600.93 -32,895.21 0.00 Total for Long - Bond - USD LCY 2.7682% 2.76%9,660,600.93 -32,895.219,693,496.14 9,693,496.14 9,693,496.14 9,660,600.93 -32,895.21 0.00 Total for Long - Bond - LCY 2.7682% 2.76%9,693,496.14 9,693,496.14 9,660,600.93 -32,895.21 0.00 Security type: Exchange traded fund Currency: USD 3.8318%56.95000033.317432 234,813.0000ISHARES CORE MSCI EUROPE - IEUR US 3.82%13,372,600.35 5,549,234.237,823,366.12 7,823,366.12 7,823,366.12 13,372,600.35 5,549,234.23 0.00 1.5255%61.22000045.675744 86,960.0000ISHARES CORE MSCI PACIFIC ET - IPAC US 1.52%5,323,691.20 1,351,728.493,971,962.71 3,971,962.71 3,971,962.71 5,323,691.20 1,351,728.49 0.00 3.344%118.78000052.679054 98,250.0000ISHARES CORE S&P TOTAL U.S. - ITOT US 3.33%11,670,135.00 6,494,417.925,175,717.08 5,175,717.08 5,175,717.08 11,670,135.00 6,494,417.92 0.00 0.8656%64.97000040.961590 46,495.0000JPMORGAN BETABUILDERS CANADA - BBCA US 0.86%3,020,780.15 1,116,271.041,904,509.11 1,904,509.11 1,904,509.11 3,020,780.15 1,116,271.04 0.00 0.6117%35.58000021.892500 60,000.0000SCHWAB INTL SMALL-CAP EQUITY - SCHC US 0.61%2,134,800.00 821,250.001,313,550.00 1,313,550.00 1,313,550.00 2,134,800.00 821,250.00 0.00 0.2473%19.97000013.535000 43,210.0000SCHWAB US REIT ETF - SCHH US 0.25%862,903.70 278,056.35584,847.35 584,847.35 584,847.35 862,903.70 278,056.35 0.00 1.2302%1.0000001.000000 4,293,141.5200VANGUARD FED MONEY MARKET - VMFXX US 1.23%4,293,141.52 0.004,293,141.52 4,293,141.52 4,293,141.52 0.00 0.00 4,293,141.52 C-6

PORTFOLIO OVERVIEW

as of 6/30/2024

Elm Partners Portfolio LLC

Security	Cost per Share FCY	Total Position	Total Cost FCY LCY	Cost LCY Historical	Market Price	Market Value FCY LCY	Unrealised FCY LCY	FX Gain LCY	Percent of NAV	Percent of Investment
EA Group: <ALL>										
Counterpart: Vanguard Brokerage Services										
Position: Long										
Security type: Exchange traded fund										
Currency: USD										
VANGUARD S&P 500 ETF - VOO US	247.816812	12,470.0000	3,090,275.65 3,090,275.65	3,090,275.65	500.130000	6,236,621.10 6,236,621.10	3,146,345.45 3,146,345.45	0.00	1.7871%	1.78%
Total for Long - Exchange traded fund - USD			28,157,369.54	28,157,369.54		46,914,673.02	18,757,303.48	0.00	13.443%	13.39%
LCY			28,157,369.54			46,914,673.02	18,757,303.48			
Total for Long - Exchange traded fund - LCY			28,157,369.54	28,157,369.54		46,914,673.02	18,757,303.48	0.00	13.443%	13.39%
Security type: Equity										
Currency: USD										
ISHARES CORE MSCI EMERGING - IEMG US	39.711161	516,651.0000	20,516,811.15 20,516,811.15	20,516,811.15	53.530000	27,656,328.03 27,656,328.03	7,139,516.88 7,139,516.88	0.00	7.9247%	7.89%
ISHARES MSCI EAFE SMALL-CAP - SCZ US	37.356495	37,660.0000	1,406,845.61 1,406,845.61	1,406,845.61	61.640000	2,321,362.40 2,321,362.40	914,516.79 914,516.79	0.00	0.6652%	0.66%
VANGUARD FTSE ALL-WORLD EX-U - VEU US	42.821737	55,912.3150	2,394,262.46 2,394,262.46	2,394,262.46	58.640000	3,278,698.16 3,278,698.16	884,435.70 884,435.70	0.00	0.9395%	0.94%
VANGUARD FTSE EMERGING MARKE (US) - VWO US	33.346588	233,015.6749	7,770,277.63 7,770,277.63	7,770,277.63	43.760000	10,196,765.93 10,196,765.93	2,426,488.30 2,426,488.30	0.00	2.9218%	2.91%
VANGUARD GLBL EX-US REAL EST - VNQI US	48.110525	118,384.2190	5,695,526.93 5,695,526.93	5,695,526.93	40.570000	4,802,847.77 4,802,847.77	-892,679.16 -892,679.16	0.00	1.3762%	1.37%
VANGUARD SMALL-CAP ETF - VB US	80.478713	16,000.0000	1,287,659.40 1,287,659.40	1,287,659.40	218.040000	3,488,640.00 3,488,640.00	2,200,980.60 2,200,980.60	0.00	0.9996%	1.00%
VANGUARD TOTAL STOCK MKT ETF - VTI US	90.623167	43,505.0000	3,942,560.86 3,942,560.86	3,942,560.86	267.510000	11,638,022.55 11,638,022.55	7,695,461.69 7,695,461.69	0.00	3.3348%	3.32%
Total for Long - Equity - USD			43,013,944.04	43,013,944.04		63,382,664.84	20,368,720.80	0.00	18.1618%	18.09%
LCY			43,013,944.04			63,382,664.84	20,368,720.80			
Total for Long - Equity - LCY			43,013,944.04	43,013,944.04		63,382,664.84	20,368,720.80	0.00	18.1618%	18.09%
Security type: Fund investment										
Currency: USD										
DFA US LRG CAP VAL PORT-INST MF - DFLVX US	22.939003	89,273.7150	2,047,850.01 2,047,850.01	2,047,850.01	47.590000	4,248,536.10 4,248,536.10	2,200,686.09 2,200,686.09	0.00	1.2174%	1.21%
VANGUARD EUR STK INDX-INST MF - VESIX US	21.427889	146,241.2140	3,133,640.54 3,133,640.54	3,133,640.54	35.500000	5,191,563.10 5,191,563.10	2,057,922.56 2,057,922.56	0.00	1.4876%	1.48%
VANGUARD INTERNATIONAL VALUE MF - VTRIX US	25.910000	4,666.1440	120,899.79 120,899.79	120,899.79	41.440000	193,365.01 193,365.01	72,465.22 72,465.22	0.00	0.0554%	0.06%
VANGUARD SML CAP INDX-INST MF - VSCIX US	37.255759	59,539.8790	2,218,203.41 2,218,203.41	2,218,203.41	104.590000	6,227,275.95 6,227,275.95	4,009,072.54 4,009,072.54	0.00	1.7844%	1.78%
VANGUARD TOT STK MKT-INST MF - VITSX US	40.429920	161,836.6750	6,543,043.82 6,543,043.82	6,543,043.82	130.270000	21,082,463.65 21,082,463.65	14,539,419.83 14,539,419.83	0.00	6.041%	6.02%
Total for Long - Fund investment - USD			14,063,637.57	14,063,637.57		36,943,203.81	22,879,566.24	0.00	10.5858%	10.54%
LCY			14,063,637.57			36,943,203.81	22,879,566.24			
Total for Long - Fund investment - LCY			14,063,637.57	14,063,637.57		36,943,203.81	22,879,566.24	0.00	10.5858%	10.54%
Total for Long - LCY			94,928,447.29	94,928,447.29		156,901,142.60	61,972,695.31	0.00	44.9588%	44.78%
Total for Vanguard Brokerage Services - LCY			94,928,447.29	94,928,447.29		156,901,142.60	61,972,695.31	0.00	44.9588%	44.78%
Total for <ALL>			255,714,215.14	255,714,215.14		350,366,657.67	94,652,442.53	0.00	100.3949%	100.00%
Grand Total - LCY			255,714,215.14	255,714,215.14		350,366,657.67	94,652,442.53	0.00	100.3949%	100.00%

C-7

PORTFOLIO OVERVIEW as of 6/30/2024 Elm Partners Portfolio LLC Percent of Investment Percent of NAV FX Gain LCYUnrealised FCY LCY Market Value FCY LCY Market PriceCost LCY Historical Total Cost FCY LCY Cost per Share FCY Total PositionSecurity EA Group: &lt;ALL&gt; Counterpart: Vanguard Brokerage Services Position: Long Security type: Exchange traded fund Currency: USD 1.7871%500.130000247.816812 12,470.0000VANGUARD S&P 500 ETF - VOO US 1.78%6,236,621.10 3,146,345.453,090,275.65 3,090,275.65 3,090,275.65 6,236,621.10 3,146,345.45 0.00 Total for Long - Exchange traded fund - USD LCY 13.443% 13.39%46,914,673.02 18,757,303.4828,157,369.54 28,157,369.54 28,157,369.54 46,914,673.02 18,757,303.48 0.00 Total for Long - Exchange traded fund - LCY 13.443% 13.39%28,157,369.54 28,157,369.54 46,914,673.02 18,757,303.48 0.00 Security type: Equity Currency: USD 7.9247%53.53000039.711161 516,651.0000ISHARES CORE MSCI EMERGING - IEMG US 7.89%27,656,328.03 7,139,516.8820,516,811.15 20,516,811.15 20,516,811.15 27,656,328.03 7,139,516.88 0.00 0.6652%61.64000037.356495 37,660.0000ISHARES MSCI EAFE SMALL-CAP - SCZ US 0.66%2,321,362.40 914,516.791,406,845.61 1,406,845.61 1,406,845.61 2,321,362.40 914,516.79 0.00 0.9395%58.64000042.821737 55,912.3150VANGUARD FTSE ALL-WORLD EX-U - VEU US 0.94%3,278,698.16 884,435.702,394,262.46 2,394,262.46 2,394,262.46 3,278,698.16 884,435.70 0.00 2.9218%43.76000033.346588 233,015.6749VANGUARD FTSE EMERGING MARKE (US) - VWO US 2.91%10,196,765.93 2,426,488.307,770,277.63 7,770,277.63 7,770,277.63 10,196,765.93 2,426,488.30 0.00 1.3762%40.57000048.110525 118,384.2190VANGUARD GLBL EX-US REAL EST - VNQI US 1.37%4,802,847.77 -892,679.165,695,526.93 5,695,526.93 5,695,526.93 4,802,847.77 -892,679.16 0.00 0.9996%218.04000080.478713 16,000.0000VANGUARD SMALL-CAP ETF - VB US 1.00%3,488,640.00 2,200,980.601,287,659.40 1,287,659.40 1,287,659.40 3,488,640.00 2,200,980.60 0.00 3.3348%267.51000090.623167 43,505.0000VANGUARD TOTAL STOCK MKT ETF - VTI US 3.32%11,638,022.55 7,695,461.693,942,560.86 3,942,560.86 3,942,560.86 11,638,022.55 7,695,461.69 0.00 Total for Long - Equity - USD LCY 18.1618% 18.09%63,382,664.84 20,368,720.8043,013,944.04 43,013,944.04 43,013,944.04 63,382,664.84 20,368,720.80 0.00 Total for Long - Equity - LCY 18.1618% 18.09%43,013,944.04 43,013,944.04 63,382,664.84 20,368,720.80 0.00 Security type: Fund investment Currency: USD 1.2174%47.59000022.939003 89,273.7150DFA US LRG CAP VAL PORT-INST MF - DFLVX US 1.21%4,248,536.10 2,200,686.092,047,850.01 2,047,850.01 2,047,850.01 4,248,536.10 2,200,686.09 0.00 1.4876%35.50000021.427889 146,241.2140VANGUARD EUR STK INDX-INST MF - VESIX US 1.48%5,191,563.10 2,057,922.563,133,640.54 3,133,640.54 3,133,640.54 5,191,563.10 2,057,922.56 0.00 0.0554%41.44000025.910000 4,666.1440VANGUARD INTERNATIONAL VALUE MF - VTRIX US 0.06%193,365.01 72,465.22120,899.79 120,899.79 120,899.79 193,365.01 72,465.22 0.00 1.7844%104.59000037.255759 59,539.8790VANGUARD SML CAP INDX-INST MF - VSCIX US 1.78%6,227,275.95 4,009,072.542,218,203.41 2,218,203.41 2,218,203.41 6,227,275.95 4,009,072.54 0.00 6.041%130.27000040.429920 161,836.6750VANGUARD TOT STK MKT-INST MF - VITSX US 6.02%21,082,463.65 14,539,419.836,543,043.82 6,543,043.82 6,543,043.82 21,082,463.65 14,539,419.83 0.00 Total for Long - Fund investment - USD LCY 10.5858% 10.54%36,943,203.81 22,879,566.2414,063,637.57 14,063,637.57 14,063,637.57 36,943,203.81 22,879,566.24 0.00 Total for Long - Fund investment - LCY 10.5858% 10.54%14,063,637.57 14,063,637.57 36,943,203.81 22,879,566.24 0.00 Total for Long - LCY 44.9588% 44.78%94,928,447.29 94,928,447.29 156,901,142.60 61,972,695.31 0.00 Total for Vanguard Brokerage Services - LCY 44.9588% 44.78%94,928,447.29 94,928,447.29 156,901,142.60 61,972,695.31 0.00 Total for &lt;ALL&gt; 255,714,215.14 255,714,215.14 350,366,657.67 94,652,442.53 0.00 100.3949% 100.00% Grand Total - LCY 100.00%100.3949%255,714,215.14255,714,215.14 350,366,657.67 94,652,442.53 0.00 C-7

GL sub-class classification: CASH
Local currency: USD

CASH MOVEMENT
31-May-24 to 30-Jun-24
Elm Partners Portfolio LLC

Counterpart	Bank Account	Opening Balance FCY	Opening Balance LCY	Movements in FCY: Security Transactions	Investor Transactions	FX Transactions	GL Entries plus Other	Total	Closing Balance FCY	Closing Balance LCY
GL Class: 10 - Cash Assets										
GL Subclass: 100 - Bank accounts										
Currency: USD										
Fidelity Brokerage Services	FIDELITY 628003066	0.00	0.00	-771,419.67	0.00	0.00	771,419.67	0.00	0.00	0.00
Interactive Brokers LLC - 1	INTERACTIVEBROKE	-738,042.16	-738,042.16	-1,120,445.00	0.00	0.00	-25,157.83	-1,145,602.83	-1,883,644.99	-1,883,644.99
The Northern Trust International Banking Corporation	NORTHERN TRUST CASH	4,925.99	4,925.99	0.00	0.00	0.00	-860.87	-860.87	4,065.12	4,065.12
Vanguard Brokerage Services	VANGUARD 43645212	0.00	0.03	-898,394.64	0.00	0.00	919,844.44	21,449.80	21,449.80	21,449.83
	Totals for USD	-733,116.17	-733,116.14	-2,790,259.31	0.00	0.00	1,665,245.41	-1,125,013.90	-1,858,130.07	-1,858,130.04
	Totals for group		-733,116.14							-1,858,130.04
	Totals for company		-733,116.14							-1,858,130.04

C-8

Elm Partners Portfolio LLC Counterpart Bank Account LCYFCY FCYLCY Security Transactions Investor Transactions FX Transactions GL Entries plus Other Total Movements in FCY Closing BalanceOpening Balance 31-May-24 to 30-Jun-24USDLocal currency: CASHGL sub-class classification: CASH MOVEMENT GL Class: 10 - Cash Assets 100 - Bank accountsGL Subclass: USDCurrency: Fidelity Brokerage Services FIDELITY 628003066 0.000.000.00 0.00-771,419.67 0.00 0.00 771,419.67 0.00 Interactive Brokers LLC - 1 INTERACTIVEBROKERSUS1 -1,883,644.99-738,042.16-738,042.16 -1,883,644.99-1,120,445.00 0.00 0.00 -25,157.83 -1,145,602.83 The Northern Trust International Banking Corporation NORTHERN TRUST CASH 4,065.124,925.994,925.99 4,065.120.00 0.00 0.00 -860.87 -860.87 Vanguard Brokerage Services VANGUARD 43645212 21,449.830.030.00 21,449.80-898,394.64 0.00 0.00 919,844.44 21,449.80 -733,116.17 -733,116.14 -1,858,130.07 -1,858,130.04-1,125,013.901,665,245.410.000.00-2,790,259.31Totals for USD -733,116.14 -1,858,130.04Totals for group -733,116.14 -1,858,130.04Totals for company C-8

SECURITIES UNSETTLED DEALS As of 6/30/2024 Elm Partners Portfolio LLC C-9

Elm Partners Portfolio LLC

Clos. Ref.	Close T.D.	Close S.D.	Security	Shares	Close Price	Close Proceeds	Open Ref	Open T.D.	Open S.D.	Open Price	Cost Tr. Ccy	Realized P/L Tr. Ccy	Short term P/L	Long Term P/L
Fidelity Brokerage Services														
Long positions														
Long positions - USD														
S451818	6/27/2024	6/27/2024	FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	6,599.800000	1.000000	6,599.80	4487012	5/31/2024	5/31/2024	1.000000	6,599.80	0.00	0.00	0.00
S451818	6/27/2024	6/27/2024	FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	29,031.030000	1.000000	29,031.03	4518180	6/3/2024	6/3/2024	1.000000	29,031.03	0.00	0.00	0.00
S451818	6/27/2024	6/27/2024	FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	8,843.160000	1.000000	8,843.16	4518180	6/5/2024	6/5/2024	1.000000	8,843.16	0.00	0.00	0.00
S451818	6/27/2024	6/27/2024	FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	114,327.320000	1.000000	114,327.32	4518181	6/7/2024	6/7/2024	1.000000	114,327.32	0.00	0.00	0.00
S451818	6/27/2024	6/27/2024	FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	75,336.760000	1.000000	75,336.76	4518181	6/10/2024	6/10/2024	1.000000	75,336.76	0.00	0.00	0.00
S451818	6/27/2024	6/27/2024	FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	152,070.840000	1.000000	152,070.84	4518181	6/13/2024	6/13/2024	1.000000	152,070.84	0.00	0.00	0.00
S451818	6/27/2024	6/27/2024	FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	448,144.280000	1.000000	448,144.28	4518181	6/17/2024	6/17/2024	1.000000	448,144.28	0.00	0.00	0.00
S451818	6/27/2024	6/27/2024	FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	104,695.680000	1.000000	104,695.68	4518181	6/25/2024	6/25/2024	1.000000	104,695.68	0.00	0.00	0.00
S451818	6/4/2024	6/4/2024	FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	62,847.930000	1.000000	62,847.93	4518180	6/3/2024	6/3/2024	1.000000	62,847.93	0.00	0.00	0.00
S451818	6/26/2024	6/27/2024	ISHARES 0-3 MONTH TREASURY B - SGOV US	34,872.000000	100.657501	3,510,128.39	4390799	3/1/2024	3/5/2024	100.319300	3,498,334.63	11,793.76	11,793.76	0.00
S451818	6/12/2024	6/13/2024	ISHARES 0-3 MONTH TREASURY B - SGOV US	35,898.000000	100.462107	3,606,388.72	4323940	2/5/2024	2/7/2024	100.336100	3,601,865.32	4,523.40	4,523.40	0.00
S451818	6/12/2024	6/13/2024	ISHARES 0-3 MONTH TREASURY B - SGOV US	27,102.000000	100.462107	2,722,724.02	4390799	3/1/2024	3/5/2024	100.319300	2,718,853.67	3,870.35	3,870.35	0.00
S451818	6/3/2024	6/4/2024	ISHARES 0-3 MONTH TREASURY B - SGOV US	9,402.000000	100.328011	943,283.96	4323940	2/5/2024	2/7/2024	100.336100	943,360.01	-76.05	-76.05	0.00
S451818	6/3/2024	6/4/2024	ISHARES 0-3 MONTH TREASURY B - SGOV US	41,598.000000	100.328011	4,173,444.59	4487014	5/3/2024	5/7/2024	100.365000	4,174,983.27	-1,538.68	-1,538.68	0.00
S451818	6/26/2024	6/27/2024	VANGUARD FTSE EMERGING MARKE (US) - VWO US	23,919.000000	43.623068	1,043,420.15	4390799	3/13/2024	3/15/2024	42.012904	1,004,906.65	38,513.50	38,513.50	0.00
S451818	6/12/2024	6/13/2024	VANGUARD GLBL EX-US REAL EST - VNQI US	16,867.000000	41.254782	695,844.40	4487015	5/15/2024	5/17/2024	42.843066	722,633.99	-26,789.59	-26,789.59	0.00
				Total for Long positions - USD		17,697,131.03						30,296.69	30,296.69	0.00
				Total for Long positions									30,296.69	0.00
				Total for counterpart									30,296.69	0.00
Interactive Brokers LLC - 1														
Long positions														
Long positions - USD														
S451817	6/12/2024	6/12/2024	CLZ4 NYM Dec 24 - CLZ24 NYM	1.000000	75.850000	75,850.00	4323835	2/14/2024	2/14/2024	73.040000	73,040.00	2,810.00	2,810.00	0.00
S451817	6/12/2024	6/12/2024	CLZ4 NYM Dec 24 - CLZ24 NYM	1.000000	75.850000	75,850.00	4323835	2/14/2024	2/14/2024	73.040000	73,040.00	2,810.00	2,810.00	0.00
S451817	6/12/2024	6/12/2024	CLZ4 NYM Dec 24 - CLZ24 NYM	1.000000	75.850000	75,850.00	4323835	2/14/2024	2/14/2024	73.040000	73,040.00	2,810.00	2,810.00	0.00
S451817	6/12/2024	6/12/2024	CLZ4 NYM Dec 24 - CLZ24 NYM	1.000000	75.850000	75,850.00	4487005	5/15/2024	5/15/2024	74.250000	74,250.00	1,600.00	1,600.00	0.00
S451816	6/12/2024	6/12/2024	CLZ4 NYM Dec 24 - CLZ24 NYM	1.000000	75.840000	75,840.00	4487005	5/15/2024	5/15/2024	74.250000	74,250.00	1,590.00	1,590.00	0.00
S451816	6/12/2024	6/12/2024	CLZ4 NYM Dec 24 - CLZ24 NYM	1.000000	75.840000	75,840.00	4487005	5/15/2024	5/15/2024	74.250000	74,250.00	1,590.00	1,590.00	0.00
S451817	6/12/2024	6/12/2024	COZ4 ICE Dec 24 - COZ4 ICE	1.000000	80.550000	80,550.00	4323836	2/14/2024	2/14/2024	78.440000	78,440.00	2,110.00	2,110.00	0.00
S451817	6/12/2024	6/12/2024	COZ4 ICE Dec 24 - COZ4 ICE	1.000000	80.550000	80,550.00	4323836	2/14/2024	2/14/2024	78.440000	78,440.00	2,110.00	2,110.00	0.00
S451817	6/12/2024	6/12/2024	COZ4 ICE Dec 24 - COZ4 ICE	1.000000	80.550000	80,550.00	4323836	2/14/2024	2/14/2024	78.440000	78,440.00	2,110.00	2,110.00	0.00

C-10

Period: 6/1/2024 to 6/30/2024 Elm Partners Portfolio LLC Clos. Ref. Close T.D. Close S.D. Close PriceSharesSecurity Long Term P/LShort term P/LRealized P/L Tr. Ccy Open S.D. Open T.D. Open Ref Open PriceClose Proceeds Cost Tr. Ccy SECURITIES REALISED P/L BY MATURITY Fidelity Brokerage Services Long positions Long positions - USD 1.0000005/31/20245/31/2024 6/27/2024 6/27/2024 S44870127 0.000.000.006,599.801.0000006,599.800000FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 6,599.80S45181817 1.0000006/3/20246/3/2024 6/27/2024 6/27/2024 S45181808 0.000.000.0029,031.031.00000029,031.030000FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 29,031.03S45181817 1.0000006/5/20246/5/2024 6/27/2024 6/27/2024 S45181809 0.000.000.008,843.161.0000008,843.160000FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 8,843.16S45181817 1.0000006/7/20246/7/2024 6/27/2024 6/27/2024 S45181810 0.000.000.00114,327.321.000000114,327.320000FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 114,327.32S45181817 1.0000006/10/20246/10/2024 6/27/2024 6/27/2024 S45181811 0.000.000.0075,336.761.00000075,336.760000FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 75,336.76S45181817 1.0000006/13/20246/13/2024 6/27/2024 6/27/2024 S45181812 0.000.000.00152,070.841.000000152,070.840000FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 152,070.84S45181817 1.0000006/17/20246/17/2024 6/27/2024 6/27/2024 S45181813 0.000.000.00448,144.281.000000448,144.280000FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 448,144.28S45181817 1.0000006/25/20246/25/2024 6/27/2024 6/27/2024 S45181814 0.000.000.00104,695.681.000000104,695.680000FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 104,695.68S45181817 1.0000006/3/20246/3/2024 6/4/2024 6/4/2024 S45181808 0.000.000.0062,847.931.00000062,847.930000FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 62,847.93S4518181 100.3193003/5/20243/1/2024 6/26/2024 6/27/2024 S43907994 0.0011,793.7611,793.763,510,128.39100.65750134,872.000000ISHARES 0-3 MONTH TREASURY B - SGOV US 3,498,334.63S45181826 100.3361002/7/20242/5/2024 6/12/2024 6/13/2024 S43239404 0.004,523.404,523.403,606,388.72100.46210735,898.000000ISHARES 0-3 MONTH TREASURY B - SGOV US 3,601,865.32S45181825 100.3193003/5/20243/1/2024 6/12/2024 6/13/2024 S43907994 0.003,870.353,870.352,722,724.02100.46210727,102.000000ISHARES 0-3 MONTH TREASURY B - SGOV US 2,718,853.67S45181825 100.3361002/7/20242/5/2024 6/3/2024 6/4/2024 S43239404 0.00-76.05-76.05943,283.96100.3280119,402.000000ISHARES 0-3 MONTH TREASURY B - SGOV US 943,360.01S45181824 100.3650005/7/20245/3/2024 6/3/2024 6/4/2024 S44870146 0.00-1,538.68-1,538.684,173,444.59100.32801141,598.000000ISHARES 0-3 MONTH TREASURY B - SGOV US 4,174,983.27S45181824 42.0129043/15/20243/13/2024 6/26/2024 6/27/2024 S43907995 0.0038,513.5038,513.501,043,420.1543.62306823,919.000000VANGUARD FTSE EMERGING MARKE (US) - VWO US 1,004,906.65S45181831 42.8430665/17/20245/15/2024 6/12/2024 6/13/2024 S44870152 0.00-26,789.59-26,789.59695,844.4041.25478216,867.000000VANGUARD GLBL EX-US REAL EST - VNQI US 722,633.99S45181828 30,296.69 0.00Total for Long positions - USD 30,296.6917,697,131.03 30,296.69 0.00Total for Long positions 0.0030,296.69Total for counterpart Interactive Brokers LLC - 1 Long positions Long positions - USD 73.0400002/14/20242/14/2024 6/12/2024 6/12/2024 S43238353 0.002,810.002,810.0075,850.0075.8500001.000000CLZ4 NYM Dec 24 - CLZ24 NYM 73,040.00S45181701 73.0400002/14/20242/14/2024 6/12/2024 6/12/2024 S43238353 0.002,810.002,810.0075,850.0075.8500001.000000CLZ4 NYM Dec 24 - CLZ24 NYM 73,040.00S45181700 73.0400002/14/20242/14/2024 6/12/2024 6/12/2024 S43238354 0.002,810.002,810.0075,850.0075.8500001.000000CLZ4 NYM Dec 24 - CLZ24 NYM 73,040.00S45181700 74.2500005/15/20245/15/2024 6/12/2024 6/12/2024 S44870050 0.001,600.001,600.0075,850.0075.8500001.000000CLZ4 NYM Dec 24 - CLZ24 NYM 74,250.00S45181700 74.2500005/15/20245/15/2024 6/12/2024 6/12/2024 S44870051 0.001,590.001,590.0075,840.0075.8400001.000000CLZ4 NYM Dec 24 - CLZ24 NYM 74,250.00S45181699 74.2500005/15/20245/15/2024 6/12/2024 6/12/2024 S44870051 0.001,590.001,590.0075,840.0075.8400001.000000CLZ4 NYM Dec 24 - CLZ24 NYM 74,250.00S45181698 78.4400002/14/20242/14/2024 6/12/2024 6/12/2024 S43238363 0.002,110.002,110.0080,550.0080.5500001.000000COZ4 ICE Dec 24 - COZ4 ICE 78,440.00S45181707 78.4400002/14/20242/14/2024 6/12/2024 6/12/2024 S43238364 0.002,110.002,110.0080,550.0080.5500001.000000COZ4 ICE Dec 24 - COZ4 ICE 78,440.00S45181706 78.4400002/14/20242/14/2024 6/12/2024 6/12/2024 S43238365 0.002,110.002,110.0080,550.0080.5500001.000000COZ4 ICE Dec 24 - COZ4 ICE 78,440.00S45181706 C-10

Elm Partners Portfolio LLC

Clos. Ref.	Close T.D.	Close S.D.	Security	Shares	Close Price	Close Proceeds	Open Ref	Open T.D.	Open S.D.	Open Price	Cost Tr. Ccy	Realized P/L Tr. Ccy	Short term P/L	Long Term P/L
Interactive Brokers LLC - 1														
Long positions														
Long positions - USD														
S451817	6/12/2024	6/12/2024	COZ4 ICE Dec 24 - COZ4 ICE	1.000000	80.550000	80,550.00	4487005	5/15/2024	5/15/2024	78.980000	78,980.00	1,570.00	1,570.00	0.00
S451817	6/12/2024	6/12/2024	COZ4 ICE Dec 24 - COZ4 ICE	1.000000	80.550000	80,550.00	4487005	5/15/2024	5/15/2024	78.980000	78,980.00	1,570.00	1,570.00	0.00
S451817	6/12/2024	6/12/2024	COZ4 ICE Dec 24 - COZ4 ICE	1.000000	80.550000	80,550.00	4487005	5/15/2024	5/15/2024	78.980000	78,980.00	1,570.00	1,570.00	0.00
					Total for Long positions - USD	938,380.00						24,250.00	24,250.00	0.00
					Total for Long positions								24,250.00	0.00
Short positions														
Short positions - USD														
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-24.000000	5,491.000000	-6,589,200.00	4390796	3/13/2024	3/13/2024	5,241.750000	-6,290,100.00	-299,100.00	-299,100.00	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-2.000000	5,491.000000	-549,100.00	4390797	3/28/2024	3/28/2024	5,315.500000	-531,550.00	-17,550.00	-17,550.00	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-4.000000	5,491.000000	-1,098,200.00	4487005	5/31/2024	5/31/2024	5,285.500000	-1,057,100.00	-41,100.00	-41,100.00	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4518171	6/12/2024	6/12/2024	5,425.000000	-271,250.00	-3,300.00	-3,300.00	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-25.000000	5,491.000000	-6,863,750.00	4390796	3/13/2024	3/13/2024	5,241.750000	-6,552,187.50	-311,562.50	-311,562.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-25.000000	5,491.000000	-6,863,750.00	4390796	3/13/2024	3/13/2024	5,241.750000	-6,552,187.50	-311,562.50	-311,562.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-2.000000	5,491.000000	-549,100.00	4390796	3/13/2024	3/13/2024	5,241.750000	-524,175.00	-24,925.00	-24,925.00	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-2.000000	5,491.000000	-549,100.00	4390796	3/13/2024	3/13/2024	5,241.750000	-524,175.00	-24,925.00	-24,925.00	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-1.000000	5,491.000000	-274,550.00	4390796	3/13/2024	3/13/2024	5,241.750000	-262,087.50	-12,462.50	-12,462.50	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-2.000000	5,491.000000	-549,100.00	4390796	3/13/2024	3/13/2024	5,241.750000	-524,175.00	-24,925.00	-24,925.00	0.00
S451817	6/20/2024	6/20/2024	ESM4 CME Jun 24 - ESM4 CME	-3.000000	5,491.000000	-823,650.00	4390797	3/13/2024	3/13/2024	5,232.250000	-784,837.50	-38,812.50	-38,812.50	0.00
S451817	6/26/2024	6/26/2024	ESU4 CME Sep 24 - ESU4 CME	-1.000000	5,547.500000	-277,375.00	4518175	6/20/2024	6/20/2024	5,558.050000	-277,902.50	527.50	527.50	0.00
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-1.000000	2,026.600000	-101,330.00	4390797	3/13/2024	3/13/2024	2,089.550000	-104,477.50	3,147.50	3,147.50	0.00
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-2.000000	2,026.600000	-202,660.00	4390797	3/13/2024	3/13/2024	2,096.500000	-209,650.00	6,990.00	6,990.00	0.00
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-2.000000	2,026.600000	-202,660.00	4390797	3/13/2024	3/13/2024	2,096.600000	-209,660.00	7,000.00	7,000.00	0.00
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-3.000000	2,026.600000	-303,990.00	4390797	3/13/2024	3/13/2024	2,096.400000	-314,460.00	10,470.00	10,470.00	0.00
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-1.000000	2,026.600000	-101,330.00	4390797	3/28/2024	3/28/2024	2,148.000000	-107,400.00	6,070.00	6,070.00	0.00

C-11

Period: 6/1/2024 to 6/30/2024 Elm Partners Portfolio LLC Clos. Ref. Close T.D. Close S.D. Close PriceSharesSecurity Long Term P/LShort term P/LRealized P/L Tr. Ccy Open S.D. Open T.D. Open Ref Open PriceClose Proceeds Cost Tr. Ccy SECURITIES REALISED P/L BY MATURITY Interactive Brokers LLC - 1 Long positions Long positions - USD 78.9800005/15/20245/15/2024 6/12/2024 6/12/2024 S44870053 0.001,570.001,570.0080,550.0080.5500001.000000COZ4 ICE Dec 24 - COZ4 ICE 78,980.00S45181706 78.9800005/15/20245/15/2024 6/12/2024 6/12/2024 S44870054 0.001,570.001,570.0080,550.0080.5500001.000000COZ4 ICE Dec 24 - COZ4 ICE 78,980.00S45181706 78.9800005/15/20245/15/2024 6/12/2024 6/12/2024 S44870055 0.001,570.001,570.0080,550.0080.5500001.000000COZ4 ICE Dec 24 - COZ4 ICE 78,980.00S45181705 24,250.00 0.00Total for Long positions - USD 24,250.00938,380.00 24,250.00 0.00Total for Long positions Short positions Short positions - USD 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-299,100.00-299,100.00-6,589,200.005,491.000000-24.000000ESM4 CME Jun 24 - ESM4 CME -6,290,100.00S45181732 5,315.5000003/28/20243/28/2024 6/20/2024 6/20/2024 S43907971 0.00-17,550.00-17,550.00-549,100.005,491.000000-2.000000ESM4 CME Jun 24 - ESM4 CME -531,550.00S45181732 5,285.5000005/31/20245/31/2024 6/20/2024 6/20/2024 S44870058 0.00-41,100.00-41,100.00-1,098,200.005,491.000000-4.000000ESM4 CME Jun 24 - ESM4 CME -1,057,100.00S45181732 5,425.0000006/12/20246/12/2024 6/20/2024 6/20/2024 S45181710 0.00-3,300.00-3,300.00-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -271,250.00S45181732 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-311,562.50-311,562.50-6,863,750.005,491.000000-25.000000ESM4 CME Jun 24 - ESM4 CME -6,552,187.50S45181731 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-311,562.50-311,562.50-6,863,750.005,491.000000-25.000000ESM4 CME Jun 24 - ESM4 CME -6,552,187.50S45181730 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181729 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181728 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181727 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181726 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181725 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181724 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181723 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181722 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181721 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181720 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-24,925.00-24,925.00-549,100.005,491.000000-2.000000ESM4 CME Jun 24 - ESM4 CME -524,175.00S45181719 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181718 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181717 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181716 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181715 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181714 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-24,925.00-24,925.00-549,100.005,491.000000-2.000000ESM4 CME Jun 24 - ESM4 CME -524,175.00S45181713 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-12,462.50-12,462.50-274,550.005,491.000000-1.000000ESM4 CME Jun 24 - ESM4 CME -262,087.50S45181712 5,241.7500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907969 0.00-24,925.00-24,925.00-549,100.005,491.000000-2.000000ESM4 CME Jun 24 - ESM4 CME -524,175.00S45181711 5,232.2500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907970 0.00-38,812.50-38,812.50-823,650.005,491.000000-3.000000ESM4 CME Jun 24 - ESM4 CME -784,837.50S45181711 5,558.0500006/20/20246/20/2024 6/26/2024 6/26/2024 S45181754 0.00527.50527.50-277,375.005,547.500000-1.000000ESU4 CME Sep 24 - ESU4 CME -277,902.50S45181755 2,089.5500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907973 0.003,147.503,147.50-101,330.002,026.600000-1.000000RTYM4 CME Jun 24 - RTYM4 CME -104,477.50S451817 0 2,096.5000003/13/20243/13/2024 6/20/2024 6/20/2024 S43907974 0.006,990.006,990.00-202,660.002,026.600000-2.000000RTYM4 CME Jun 24 - RTYM4 CME -209,650.00S451817 0 2,096.6000003/13/20243/13/2024 6/20/2024 6/20/2024 S43907975 0.007,000.007,000.00-202,660.002,026.600000-2.000000RTYM4 CME Jun 24 - RTYM4 CME -209,660.00S451817 0 2,096.4000003/13/20243/13/2024 6/20/2024 6/20/2024 S43907976 0.0010,470.0010,470.00-303,990.002,026.600000-3.000000RTYM4 CME Jun 24 - RTYM4 CME -314,460.00S451817 0 2,148.0000003/28/20243/28/2024 6/20/2024 6/20/2024 S43907977 0.006,070.006,070.00-101,330.002,026.600000-1.000000RTYM4 CME Jun 24 - RTYM4 CME -107,400.00S451817 0 C-11

SECURITIES REALISED P/L BY MATURITY

Period: 6/1/2024 to 6/30/2024

Elm Partners Portfolio LLC

Clos. Ref.	Close T.D.	Close S.D.	Security	Shares	Close Price	Close Proceeds	Open Ref	Open T.D.	Open S.D.	Open Price	Cost Tr. Ccy	Realized P/L Tr. Ccy	Short term P/L	Long Term P/L
Interactive Brokers LLC - 1														
Short positions														
Short positions - USD														
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-1.000000	2,026.600000	-101,330.00	4390797	3/28/2024	3/28/2024	2,148.000000	-107,400.00	6,070.00	6,070.00	0.00
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-10.000000	2,026.600000	-1,013,300.00	4390797	3/13/2024	3/13/2024	2,089.550000	-1,044,775.00	31,475.00	31,475.00	0.00
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-10.000000	2,026.600000	-1,013,300.00	4390797	3/13/2024	3/13/2024	2,089.550000	-1,044,775.00	31,475.00	31,475.00	0.00
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-10.000000	2,026.600000	-1,013,300.00	4390797	3/13/2024	3/13/2024	2,089.550000	-1,044,775.00	31,475.00	31,475.00	0.00
S451817	6/20/2024	6/20/2024	RTYM4 CME Jun 24 - RTYM4 CME	-7.000000	2,026.600000	-709,310.00	4487006	5/31/2024	5/31/2024	2,073.400000	-725,690.00	16,380.00	16,380.00	0.00
S451817	6/26/2024	6/26/2024	RTYU4 CME Sep 24 - RTYU4 CME	-3.000000	2,039.800000	-305,970.00	4518176	6/20/2024	6/20/2024	2,049.050000	-307,357.50	1,387.50	1,387.50	0.00
			Total for Short positions - USD			-34,448,155.00						-1,144,695.00	-1,144,695.00	0.00
			Total for Short positions										-1,144,695.00	0.00
			Total for counterpart										-1,120,445.00	0.00
Vanguard Brokerage Services														
Long positions														
Long positions - USD														
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	3,266,075.700000	1.000000	3,266,075.70	3583979	8/19/2022	8/19/2022	1.000000	3,266,075.70	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	595,095.420000	1.000000	595,095.42	3811165	12/20/2022	12/20/2022	1.000000	595,095.42	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	4,584.490000	1.000000	4,584.49	3811165	12/21/2022	12/21/2022	1.000000	4,584.49	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	330,271.590000	1.000000	330,271.59	3811165	12/23/2022	12/23/2022	1.000000	330,271.59	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	200,540.800000	1.000000	200,540.80	3811165	12/27/2022	12/27/2022	1.000000	200,540.80	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	62,595.900000	1.000000	62,595.90	3811165	12/29/2022	12/29/2022	1.000000	62,595.90	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	88,414.580000	1.000000	88,414.58	3811165	12/30/2022	12/30/2022	1.000000	88,414.58	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	2,340,600.720000	1.000000	2,340,600.72	3885350	1/4/2023	1/4/2023	1.000000	2,340,600.72	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	161,142.190000	1.000000	161,142.19	4270808	1/31/2024	1/31/2024	1.000000	161,142.19	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	47,210.250000	1.000000	47,210.25	4323941	2/29/2024	2/29/2024	1.000000	47,210.25	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	1,353,051.470000	1.000000	1,353,051.47	4390801	3/4/2024	3/4/2024	1.000000	1,353,051.47	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	28,882.640000	1.000000	28,882.64	4390801	3/19/2024	3/19/2024	1.000000	28,882.64	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	21,009.020000	1.000000	21,009.02	4390801	3/21/2024	3/21/2024	1.000000	21,009.02	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	11,046.750000	1.000000	11,046.75	4390801	3/25/2024	3/25/2024	1.000000	11,046.75	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	95,840.580000	1.000000	95,840.58	4390801	3/26/2024	3/26/2024	1.000000	95,840.58	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	99,957.200000	1.000000	99,957.20	4390801	3/28/2024	3/28/2024	1.000000	99,957.20	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	56,386.540000	1.000000	56,386.54	4390801	3/28/2024	3/28/2024	1.000000	56,386.54	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	20,649.900000	1.000000	20,649.90	4433582	4/1/2024	4/1/2024	1.000000	20,649.90	0.00	0.00	0.00

C-12

Period: 6/1/2024 to 6/30/2024 Elm Partners Portfolio LLC Clos. Ref. Close T.D. Close S.D. Close PriceSharesSecurity Long Term P/LShort term P/LRealized P/L Tr. Ccy Open S.D. Open T.D. Open Ref Open PriceClose Proceeds Cost Tr. Ccy SECURITIES REALISED P/L BY MATURITY Interactive Brokers LLC - 1 Short positions Short positions - USD 2,148.0000003/28/20243/28/2024 6/20/2024 6/20/2024 S43907978 0.006,070.006,070.00-101,330.002,026.600000-1.000000RTYM4 CME Jun 24 - RTYM4 CME -107,400.00S451817 0 2,089.5500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907973 0.0031,475.0031,475.00-1,013,300.002,026.600000-10.000000RTYM4 CME Jun 24 - RTYM4 CME -1,044,775.00S45181759 2,089.5500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907973 0.0031,475.0031,475.00-1,013,300.002,026.600000-10.000000RTYM4 CME Jun 24 - RTYM4 CME -1,044,775.00S45181758 2,089.5500003/13/20243/13/2024 6/20/2024 6/20/2024 S43907973 0.0031,475.0031,475.00-1,013,300.002,026.600000-10.000000RTYM4 CME Jun 24 - RTYM4 CME -1,044,775.00S45181757 2,073.4000005/31/20245/31/2024 6/20/2024 6/20/2024 S44870064 0.0016,380.0016,380.00-709,310.002,026.600000-7.000000RTYM4 CME Jun 24 - RTYM4 CME -725,690.00S45181756 2,049.0500006/20/20246/20/2024 6/26/2024 6/26/2024 S45181765 0.001,387.501,387.50-305,970.002,039.800000-3.000000RTYU4 CME Sep 24 - RTYU4 CME -307,357.50S451817 6 -1,144,695.00 0.00Total for Short positions - USD -1,144,695.00-34,448,155.00 -1,144,695.00 0.00Total for Short positions 0.00-1,120,445.00Total for counterpart Vanguard Brokerage Services Long positions Long positions - USD 1.0000008/19/20228/19/2022 6/27/2024 6/27/2024 S35839792 0.000.000.003,266,075.701.0000003,266,075.700000VANGUARD FED MONEY MARKET - VMFXX US 3,266,075.70S45181787 1.00000012/20/202212/20/2022 6/27/2024 6/27/2024 S38111654 0.000.000.00595,095.421.000000595,095.420000VANGUARD FED MONEY MARKET - VMFXX US 595,095.42S45181787 1.00000012/21/202212/21/2022 6/27/2024 6/27/2024 S38111655 0.000.000.004,584.491.0000004,584.490000VANGUARD FED MONEY MARKET - VMFXX US 4,584.49S45181787 1.00000012/23/202212/23/2022 6/27/2024 6/27/2024 S38111656 0.000.000.00330,271.591.000000330,271.590000VANGUARD FED MONEY MARKET - VMFXX US 330,271.59S45181787 1.00000012/27/202212/27/2022 6/27/2024 6/27/2024 S38111657 0.000.000.00200,540.801.000000200,540.800000VANGUARD FED MONEY MARKET - VMFXX US 200,540.80S45181787 1.00000012/29/202212/29/2022 6/27/2024 6/27/2024 S38111658 0.000.000.0062,595.901.00000062,595.900000VANGUARD FED MONEY MARKET - VMFXX US 62,595.90S45181787 1.00000012/30/202212/30/2022 6/27/2024 6/27/2024 S38111659 0.000.000.0088,414.581.00000088,414.580000VANGUARD FED MONEY MARKET - VMFXX US 88,414.58S45181787 1.0000001/4/20231/4/2023 6/27/2024 6/27/2024 S38853503 0.000.000.002,340,600.721.0000002,340,600.720000VANGUARD FED MONEY MARKET - VMFXX US 2,340,600.72S45181787 1.0000001/31/20241/31/2024 6/27/2024 6/27/2024 S42708086 0.000.000.00161,142.191.000000161,142.190000VANGUARD FED MONEY MARKET - VMFXX US 161,142.19S45181787 1.0000002/29/20242/29/2024 6/27/2024 6/27/2024 S43239419 0.000.000.0047,210.251.00000047,210.250000VANGUARD FED MONEY MARKET - VMFXX US 47,210.25S45181787 1.0000003/4/20243/4/2024 6/27/2024 6/27/2024 S43908014 0.000.000.001,353,051.471.0000001,353,051.470000VANGUARD FED MONEY MARKET - VMFXX US 1,353,051.47S45181787 1.0000003/19/20243/19/2024 6/27/2024 6/27/2024 S43908015 0.000.000.0028,882.641.00000028,882.640000VANGUARD FED MONEY MARKET - VMFXX US 28,882.64S45181787 1.0000003/21/20243/21/2024 6/27/2024 6/27/2024 S43908016 0.000.000.0021,009.021.00000021,009.020000VANGUARD FED MONEY MARKET - VMFXX US 21,009.02S45181787 1.0000003/25/20243/25/2024 6/27/2024 6/27/2024 S43908017 0.000.000.0011,046.751.00000011,046.750000VANGUARD FED MONEY MARKET - VMFXX US 11,046.75S45181787 1.0000003/26/20243/26/2024 6/27/2024 6/27/2024 S43908018 0.000.000.0095,840.581.00000095,840.580000VANGUARD FED MONEY MARKET - VMFXX US 95,840.58S45181787 1.0000003/28/20243/28/2024 6/27/2024 6/27/2024 S43908019 0.000.000.0099,957.201.00000099,957.200000VANGUARD FED MONEY MARKET - VMFXX US 99,957.20S45181787 1.0000003/28/20243/28/2024 6/27/2024 6/27/2024 S43908013 0.000.000.0056,386.541.00000056,386.540000VANGUARD FED MONEY MARKET - VMFXX US 56,386.54S45181787 1.0000004/1/20244/1/2024 6/27/2024 6/27/2024 S44335829 0.000.000.0020,649.901.00000020,649.900000VANGUARD FED MONEY MARKET - 20,649.90S45181787 VMFXX US C-12

Elm Partners Portfolio LLC

Clos. Ref.	Close T.D.	Close S.D.	Security	Shares	Close Price	Close Proceeds	Open Ref	Open T.D.	Open S.D.	Open Price	Cost Tr. Ccy	Realized P/L Tr. Ccy	Short term P/L	Long Term P/L
Vanguard Brokerage Services														
Long positions														
Long positions - USD														
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	56,325.380000	1.000000	56,325.38	4433583	4/30/2024	4/30/2024	1.000000	56,325.38	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	58,453.770000	1.000000	58,453.77	4487015	5/31/2024	5/31/2024	1.000000	58,453.77	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	679,893.340000	1.000000	679,893.34	4518178	6/18/2024	6/18/2024	1.000000	679,893.34	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	80,476.540000	1.000000	80,476.54	4518178	6/25/2024	6/25/2024	1.000000	80,476.54	0.00	0.00	0.00
S451817	6/27/2024	6/27/2024	VANGUARD FED MONEY MARKET - VMFXX US	65,364.030000	1.000000	65,364.03	4518178	6/26/2024	6/26/2024	1.000000	65,364.03	0.00	0.00	0.00
					Total for Long positions - USD	9,723,868.80						0.00	0.00	0.00
					Total for Long positions								0.00	0.00
					Total for counterpart								0.00	0.00
											Grand Total		-1,090,148.31	0.00

C-13

Period: 6/1/2024 to 6/30/2024 Elm Partners Portfolio LLC Clos. Ref. Close T.D. Close S.D. Close PriceSharesSecurity Long Term P/LShort term P/LRealized P/L Tr. Ccy Open S.D. Open T.D. Open Ref Open PriceClose Proceeds Cost Tr. Ccy SECURITIES REALISED P/L BY MATURITY Vanguard Brokerage Services Long positions Long positions - USD 1.0000004/30/20244/30/2024 6/27/2024 6/27/2024 S44335830 0.000.000.0056,325.381.00000056,325.380000VANGUARD FED MONEY MARKET - VMFXX US 56,325.38S45181787 1.0000005/31/20245/31/2024 6/27/2024 6/27/2024 S44870157 0.000.000.0058,453.771.00000058,453.770000VANGUARD FED MONEY MARKET - VMFXX US 58,453.77S45181787 1.0000006/18/20246/18/2024 6/27/2024 6/27/2024 S45181783 0.000.000.00679,893.341.000000679,893.340000VANGUARD FED MONEY MARKET - VMFXX US 679,893.34S45181787 1.0000006/25/20246/25/2024 6/27/2024 6/27/2024 S45181784 0.000.000.0080,476.541.00000080,476.540000VANGUARD FED MONEY MARKET - VMFXX US 80,476.54S45181787 1.0000006/26/20246/26/2024 6/27/2024 6/27/2024 S45181785 0.000.000.0065,364.031.00000065,364.030000VANGUARD FED MONEY MARKET - VMFXX US 65,364.03S45181787 0.00 0.00Total for Long positions - USD 0.009,723,868.80 0.00 0.00Total for Long positions 0.000.00Total for counterpart Grand Total 0.00-1,090,148.31 C-13

Elm Partners Portfolio LLC

Local currency :USD

Security	Realised	Realised FX Gain	Unrealised	Unrealised FX Gain	Bond Income	Dividend Income /(Expense)	Other Income /(Expense)	Total
EA Group: <ALL>								
Counterpart: FIDELITYBROKERAGESERVICES								
Security Type: Bond								
TSY INFL IX N/B Jul 32 .625% - TII FWB2	0.00	0.00	208,664.44	0.00	19,041.30	0.00	0.00	227,705.74
Total for Bond :	*0.00*	*0.00*	*208,664.44*	*0.00*	*19,041.30*	*0.00*	*0.00*	*227,705.74*
Security Type: Exchange traded fund								
FIDELITY GOVERNMENT CASH RESERVES - FDRXX US	0.00	0.00	0.00	0.00	0.00	3,331.01	0.00	3,331.01
ISHARES 0-3 MONTH TREASURY B - SGOV US	18,572.78	0.00	-62,178.14	0.00	0.00	73,389.06	0.00	29,783.70
ISHARES BROAD USD HIGH YIELD - USHY US	0.00	0.00	-3,825.60	0.00	0.00	15,461.16	0.00	11,635.56
ISHARES CORE MSCI EUROPE - IEUR US	0.00	0.00	-564,881.15	0.00	0.00	219,948.03	0.00	-344,933.12
ISHARES CORE MSCI PACIFIC ET - IPAC US	0.00	0.00	-176,833.55	0.00	0.00	132,788.44	0.00	-44,045.11
ISHARES CORE U.S. AGGREGATE - AGG US	0.00	0.00	1,015.86	0.00	0.00	2,124.09	0.00	3,139.95
JPMORGAN BETABUILDERS CANADA - BBCA US	0.00	0.00	-66,214.69	0.00	0.00	16,741.46	0.00	-49,473.23
SCHWAB US REIT ETF - SCHH US	0.00	0.00	110,191.08	0.00	0.00	60,969.10	0.00	171,160.18
VANGUARD FTSE PACIFIC ETF - VPL US	0.00	0.00	-628.52	0.00	0.00	9,663.60	0.00	9,035.08
XTRACKERS USD HIGH YIELD COR - HYLB US	0.00	0.00	12,242.58	0.00	0.00	75,336.76	0.00	87,579.34
Total for Exchange traded fund :	*18,572.78*	*0.00*	*-751,112.13*	*0.00*	*0.00*	*609,752.71*	*0.00*	*-122,786.64*
Security Type: Equity								
ISHARES CORE MSCI EMERGING - IEMG US	0.00	0.00	176,025.34	0.00	0.00	95,407.79	0.00	271,433.13
ISHARES GOLD TRUST - IAU US	0.00	0.00	-4,724.58	0.00	0.00	0.00	0.00	-4,724.58
ISHARES IBOXX INVESTMENT GRA - LQD US	0.00	0.00	-1,662.37	0.00	0.00	11,997.30	0.00	10,334.93
ISHARES NATIONAL MUNI BOND E - MUB US	0.00	0.00	33,036.40	0.00	0.00	11,355.71	0.00	44,392.11
VANGUARD FTSE EMERGING MARKE (US) - VWO US	38,513.50	0.00	113,855.05	0.00	0.00	39,002.52	0.00	191,371.07
VANGUARD FTSE EUROPE ETF - VGK US	0.00	0.00	-166,740.98	0.00	0.00	56,029.56	0.00	-110,711.42
VANGUARD GLBL EX-US REAL EST - VNQI US	-26,789.59	0.00	-176,442.70	0.00	0.00	0.00	0.00	-203,232.29
VANGUARD REAL ESTATE ETF - VNQ US	0.00	0.00	3,847.48	0.00	0.00	7,641.69	0.00	11,489.17
VANGUARD TOTAL BOND MARKET - BND US	0.00	0.00	16,558.26	0.00	0.00	8,843.16	0.00	25,401.42
VANGUARD VALUE ETF - VTV US	0.00	0.00	-12,327.58	0.00	0.00	16,333.80	0.00	4,006.22
Total for Equity :	*11,723.91*	*0.00*	*-18,575.68*	*0.00*	*0.00*	*246,611.53*	*0.00*	*239,759.76*
Total for FIDELITYBROKERAGESERVICES :	*30,296.69*	*0.00*	*-561,023.37*	*0.00*	*19,041.30*	*856,364.24*	*0.00*	*344,678.86*
Counterpart: INTERACTIVEBROKERSUS1								
Security Type: Exchange traded fund								
ISHARES CORE S&P TOTAL U.S. - ITOT US	0.00	0.00	314,999.99	0.00	0.00	33,583.40	0.00	348,583.39
Total for Exchange traded fund :	*0.00*	*0.00*	*314,999.99*	*0.00*	*0.00*	*33,583.40*	*0.00*	*348,583.39*
Security Type: Equity								
ISHARES GOLD TRUST - IAU US	0.00	0.00	-5,030.28	0.00	0.00	0.00	0.00	-5,030.28
VANGUARD GLBL EX-US REAL EST - VNQI US	0.00	0.00	-26,238.60	0.00	0.00	0.00	0.00	-26,238.60
VANGUARD TOTAL STOCK MKT ETF - VTI US	0.00	0.00	883,749.99	0.00	0.00	118,987.50	0.00	1,002,737.49
Total for Equity :	*0.00*	*0.00*	*852,481.11*	*0.00*	*0.00*	*118,987.50*	*0.00*	*971,468.61*

C-14

Elm Partners Portfolio LLC Local currency :USD SECURITIES PROFIT AND LOSS COMBINED FOR THE PERIOD May 31, 2024 to June 30, 2024 UnrealisedRealised FX Gain RealisedSecurity TotalUnrealised FX Gain Bond Income Dividend Income /(Expense) Other Income /(Expense) EA Group: &lt;ALL&gt; Counterpart: FIDELITYBROKERAGESERVICES Security Type: Bond 227,705.740.00208,664.440.000.00TSY INFL IX N/B Jul 32 .625% - TII FWB2 0.00 19,041.30 0.00 208,664.440.000.00Total for Bond : 227,705.740.00 19,041.30 0.00 0.00 Security Type: Exchange traded fund 3,331.013,331.010.000.000.00FIDELITY GOVERNMENT CASH RESERVES - FDRXX US 0.00 0.00 0.00 29,783.7073,389.06-62,178.140.0018,572.78ISHARES 0-3 MONTH TREASURY B - SGOV US 0.00 0.00 0.00 11,635.5615,461.16-3,825.600.000.00ISHARES BROAD USD HIGH YIELD - USHY US 0.00 0.00 0.00 -344,933.12219,948.03-564,881.150.000.00ISHARES CORE MSCI EUROPE - IEUR US 0.00 0.00 0.00 -44,045.11132,788.44-176,833.550.000.00ISHARES CORE MSCI PACIFIC ET - IPAC US 0.00 0.00 0.00 3,139.952,124.091,015.860.000.00ISHARES CORE U.S. AGGREGATE - AGG US 0.00 0.00 0.00 -49,473.2316,741.46-66,214.690.000.00JPMORGAN BETABUILDERS CANADA - BBCA US 0.00 0.00 0.00 171,160.1860,969.10110,191.080.000.00SCHWAB US REIT ETF - SCHH US 0.00 0.00 0.00 9,035.089,663.60-628.520.000.00VANGUARD FTSE PACIFIC ETF - VPL US 0.00 0.00 0.00 87,579.3475,336.7612,242.580.000.00XTRACKERS USD HIGH YIELD COR - HYLB US 0.00 0.00 0.00 -751,112.130.0018,572.78Total for Exchange traded fund : -122,786.640.00 0.00 609,752.71 0.00 Security Type: Equity 271,433.1395,407.79176,025.340.000.00ISHARES CORE MSCI EMERGING - IEMG US 0.00 0.00 0.00 -4,724.580.00-4,724.580.000.00ISHARES GOLD TRUST - IAU US 0.00 0.00 0.00 10,334.9311,997.30-1,662.370.000.00ISHARES IBOXX INVESTMENT GRA - LQD US 0.00 0.00 0.00 44,392.1111,355.7133,036.400.000.00ISHARES NATIONAL MUNI BOND E - MUB US 0.00 0.00 0.00 191,371.0739,002.52113,855.050.0038,513.50VANGUARD FTSE EMERGING MARKE (US) - VWO US 0.00 0.00 0.00 -110,711.4256,029.56-166,740.980.000.00VANGUARD FTSE EUROPE ETF - VGK US 0.00 0.00 0.00 -203,232.290.00-176,442.700.00-26,789.59VANGUARD GLBL EX-US REAL EST - VNQI US 0.00 0.00 0.00 11,489.177,641.693,847.480.000.00VANGUARD REAL ESTATE ETF - VNQ US 0.00 0.00 0.00 25,401.428,843.1616,558.260.000.00VANGUARD TOTAL BOND MARKET - BND US 0.00 0.00 0.00 4,006.2216,333.80-12,327.580.000.00VANGUARD VALUE ETF - VTV US 0.00 0.00 0.00 -18,575.680.0011,723.91Total for Equity : 239,759.760.00 0.00 246,611.53 0.00 -561,023.370.0030,296.69Total for FIDELITYBROKERAGESERVICES : 344,678.860.00 19,041.30 0.00856,364.24 Counterpart: INTERACTIVEBROKERSUS1 Security Type: Exchange traded fund 348,583.3933,583.40314,999.990.000.00ISHARES CORE S&P TOTAL U.S. - ITOT US 0.00 0.00 0.00 314,999.990.000.00Total for Exchange traded fund : 348,583.390.00 0.00 33,583.40 0.00 Security Type: Equity -5,030.280.00-5,030.280.000.00ISHARES GOLD TRUST - IAU US 0.00 0.00 0.00 -26,238.600.00-26,238.600.000.00VANGUARD GLBL EX-US REAL EST - VNQI US 0.00 0.00 0.00 1,002,737.49118,987.50883,749.990.000.00VANGUARD TOTAL STOCK MKT ETF - VTI US 0.00 0.00 0.00 852,481.110.000.00Total for Equity : 971,468.610.00 0.00 118,987.50 0.00 C-14

Elm Partners Portfolio LLC

Local currency :USD

Security	Realised	Realised FX Gain	Unrealised	Unrealised FX Gain	Bond Income	Dividend Income /(Expense)	Other Income /(Expense)	Total
EA Group: <ALL>								
Counterpart: INTERACTIVEBROKERSUS1								
Security Type: Future								
CLZ4 NYM Dec 24 - CLZ24 NYM	13,210.00	0.00	274,450.00	0.00	0.00	0.00	0.00	287,660.00
COZ4 ICE Dec 24 - COZ4 ICE	11,040.00	0.00	252,500.00	0.00	0.00	0.00	0.00	263,540.00
ESM4 CME Jun 24 - ESM4 CME	-1,297,162.50	0.00	267,487.50	0.00	0.00	0.00	0.00	-1,029,675.00
ESU4 CME Sep 24 - ESU4 CME	527.50	0.00	192,012.50	0.00	0.00	0.00	0.00	192,540.00
RTYM4 CME Jun 24 - RTYM4 CME	150,552.50	0.00	-34,932.50	0.00	0.00	0.00	0.00	115,620.00
RTYU4 CME Sep 24 - RTYU4 CME	1,387.50	0.00	-34,995.00	0.00	0.00	0.00	0.00	-33,607.50
Total for Future :	*-1,120,445.00*	*0.00*	*916,522.50*	*0.00*	*0.00*	*0.00*	*0.00*	*-203,922.50*
Total for INTERACTIVEBROKERSUS1 :	*-1,120,445.00*	*0.00*	*2,084,003.60*	*0.00*	*0.00*	*152,570.90*	*0.00*	*1,116,129.50*
Counterpart: VANGUARDBROKERAGESERVICES								
Security Type: Bond								
TSY INFL IX N/B Jul 32 .625% - TII FWB2	0.00	0.00	-32,895.21	0.00	756.96	0.00	0.00	-32,138.25
Total for Bond :	*0.00*	*0.00*	*-32,895.21*	*0.00*	*756.96*	*0.00*	*0.00*	*-32,138.25*
Security Type: Exchange traded fund								
ISHARES CORE MSCI EUROPE - IEUR US	0.00	0.00	-716,179.65	0.00	0.00	279,936.78	0.00	-436,242.87
ISHARES CORE MSCI PACIFIC ET - IPAC US	0.00	0.00	-93,047.20	0.00	0.00	69,871.32	0.00	-23,175.88
ISHARES CORE S&P TOTAL U.S. - ITOT US	0.00	0.00	309,487.51	0.00	0.00	32,995.69	0.00	342,483.20
JPMORGAN BETABUILDERS CANADA - BBCA US	0.00	0.00	-81,366.25	0.00	0.00	20,018.89	0.00	-61,347.36
SCHWAB INTL SMALL-CAP EQUITY - SCHC US	0.00	0.00	-61,800.00	0.00	0.00	6,462.00	0.00	-55,338.00
SCHWAB US REIT ETF - SCHH US	0.00	0.00	11,234.60	0.00	0.00	8,205.58	0.00	19,440.18
VANGUARD FED MONEY MARKET - VMFXX US	0.00	0.00	0.00	0.00	0.00	52,641.85	0.00	52,641.85
VANGUARD S&P 500 ETF - VOO US	0.00	0.00	193,409.70	0.00	0.00	22,240.25	0.00	215,649.95
Total for Exchange traded fund :	*0.00*	*0.00*	*-438,261.29*	*0.00*	*0.00*	*492,372.36*	*0.00*	*54,111.07*
Security Type: Equity								
ISHARES CORE MSCI EMERGING - IEMG US	0.00	0.00	485,651.94	0.00	0.00	263,229.03	0.00	748,880.97
ISHARES MSCI EAFE SMALL-CAP - SCZ US	0.00	0.00	-108,837.40	0.00	0.00	33,860.52	0.00	-74,976.88
VANGUARD FTSE ALL-WORLD EX-U - VEU US	0.00	0.00	-44,729.86	0.00	0.00	25,658.16	0.00	-19,071.70
VANGUARD FTSE EMERGING MARKE (US) - VWO US	0.00	0.00	158,450.66	0.00	0.00	39,705.87	0.00	198,156.53
VANGUARD GLBL EX-US REAL EST - VNQI US	0.00	0.00	-133,774.15	0.00	0.00	0.00	0.00	-133,774.15
VANGUARD SMALL-CAP ETF - VB US	0.00	0.00	-68,000.00	0.00	0.00	13,545.60	0.00	-54,454.40
VANGUARD TOTAL STOCK MKT ETF - VTI US	0.00	0.00	307,580.35	0.00	0.00	41,412.41	0.00	348,992.76
Total for Equity :	*0.00*	*0.00*	*596,341.54*	*0.00*	*0.00*	*417,411.59*	*0.00*	*1,013,753.13*
Security Type: Fund investment								
DFA US LRG CAP VAL PORT-INST MF - DFLVX US	0.00	0.00	-75,882.65	0.00	0.00	21,449.80	0.00	-54,432.85
VANGUARD EUR STK INDX-INST MF - VESIX US	0.00	0.00	-255,922.13	0.00	0.00	80,476.54	0.00	-175,445.59
VANGUARD INTERNATIONAL VALUE MF - VTRIX US	0.00	0.00	-4,992.77	0.00	0.00	0.00	0.00	-4,992.77
VANGUARD SML CAP INDX-INST MF - VSCIX US	0.00	0.00	-109,553.38	0.00	0.00	24,316.09	0.00	-85,237.29

C-15

Elm Partners Portfolio LLC Local currency :USD SECURITIES PROFIT AND LOSS COMBINED FOR THE PERIOD May 31, 2024 to June 30, 2024 UnrealisedRealised FX Gain RealisedSecurity TotalUnrealised FX Gain Bond Income Dividend Income /(Expense) Other Income /(Expense) EA Group: &lt;ALL&gt; Counterpart: INTERACTIVEBROKERSUS1 Security Type: Future 287,660.000.00274,450.000.0013,210.00CLZ4 NYM Dec 24 - CLZ24 NYM 0.00 0.00 0.00 263,540.000.00252,500.000.0011,040.00COZ4 ICE Dec 24 - COZ4 ICE 0.00 0.00 0.00 -1,029,675.000.00267,487.500.00-1,297,162.50ESM4 CME Jun 24 - ESM4 CME 0.00 0.00 0.00 192,540.000.00192,012.500.00527.50ESU4 CME Sep 24 - ESU4 CME 0.00 0.00 0.00 115,620.000.00-34,932.500.00150,552.50RTYM4 CME Jun 24 - RTYM4 CME 0.00 0.00 0.00 -33,607.500.00-34,995.000.001,387.50RTYU4 CME Sep 24 - RTYU4 CME 0.00 0.00 0.00 916,522.500.00-1,120,445.00Total for Future : -203,922.500.00 0.00 0.00 0.00 2,084,003.600.00-1,120,445.00Total for INTERACTIVEBROKERSUS1 : 1,116,129.500.00 0.00 0.00152,570.90 Counterpart: VANGUARDBROKERAGESERVICES Security Type: Bond -32,138.250.00-32,895.210.000.00TSY INFL IX N/B Jul 32 .625% - TII FWB2 0.00 756.96 0.00 -32,895.210.000.00Total for Bond : -32,138.250.00 756.96 0.00 0.00 Security Type: Exchange traded fund -436,242.87279,936.78-716,179.650.000.00ISHARES CORE MSCI EUROPE - IEUR US 0.00 0.00 0.00 -23,175.8869,871.32-93,047.200.000.00ISHARES CORE MSCI PACIFIC ET - IPAC US 0.00 0.00 0.00 342,483.2032,995.69309,487.510.000.00ISHARES CORE S&P TOTAL U.S. - ITOT US 0.00 0.00 0.00 -61,347.3620,018.89-81,366.250.000.00JPMORGAN BETABUILDERS CANADA - BBCA US 0.00 0.00 0.00 -55,338.006,462.00-61,800.000.000.00SCHWAB INTL SMALL-CAP EQUITY - SCHC US 0.00 0.00 0.00 19,440.188,205.5811,234.600.000.00SCHWAB US REIT ETF - SCHH US 0.00 0.00 0.00 52,641.8552,641.850.000.000.00VANGUARD FED MONEY MARKET - VMFXX US 0.00 0.00 0.00 215,649.9522,240.25193,409.700.000.00VANGUARD S&P 500 ETF - VOO US 0.00 0.00 0.00 -438,261.290.000.00Total for Exchange traded fund : 54,111.070.00 0.00 492,372.36 0.00 Security Type: Equity 748,880.97263,229.03485,651.940.000.00ISHARES CORE MSCI EMERGING - IEMG US 0.00 0.00 0.00 -74,976.8833,860.52-108,837.400.000.00ISHARES MSCI EAFE SMALL-CAP - SCZ US 0.00 0.00 0.00 -19,071.7025,658.16-44,729.860.000.00VANGUARD FTSE ALL-WORLD EX-U - VEU US 0.00 0.00 0.00 198,156.5339,705.87158,450.660.000.00VANGUARD FTSE EMERGING MARKE (US) - VWO US 0.00 0.00 0.00 -133,774.150.00-133,774.150.000.00VANGUARD GLBL EX-US REAL EST - VNQI US 0.00 0.00 0.00 -54,454.4013,545.60-68,000.000.000.00VANGUARD SMALL-CAP ETF - VB US 0.00 0.00 0.00 348,992.7641,412.41307,580.350.000.00VANGUARD TOTAL STOCK MKT ETF - VTI US 0.00 0.00 0.00 596,341.540.000.00Total for Equity : 1,013,753.130.00 0.00 417,411.59 0.00 Security Type: Fund investment -54,432.8521,449.80-75,882.650.000.00DFA US LRG CAP VAL PORT-INST MF - DFLVX US 0.00 0.00 0.00 -175,445.5980,476.54-255,922.130.000.00VANGUARD EUR STK INDX-INST MF - VESIX US 0.00 0.00 0.00 -4,992.770.00-4,992.770.000.00VANGUARD INTERNATIONAL VALUE MF - VTRIX US 0.00 0.00 0.00 -85,237.2924,316.09-109,553.380.000.00VANGUARD SML CAP INDX-INST MF - VSCIX US 0.00 0.00 0.00 C-15

Elm Partners Portfolio LLC

Local currency :USD

Security	Realised	Realised FX Gain	Unrealised	Unrealised FX Gain	Bond Income	Dividend Income /(Expense)	Other Income /(Expense)	Total
EA Group: <ALL>								
Counterpart: VANGUARDBROKERAGESERVICES								
Security Type: Fund investment								
VANGUARD TOT STK MKT-INST MF - VITSX US	0.00	0.00	569,665.10	0.00	0.00	75,011.30	0.00	644,676.40
Total for Fund investment :	*0.00*	*0.00*	*123,314.17*	*0.00*	*0.00*	*201,253.73*	*0.00*	*324,567.90*
Total for VANGUARDBROKERAGESERVICES :	*0.00*	*0.00*	*248,499.21*	*0.00*	*756.96*	*1,111,037.68*	*0.00*	*1,360,293.85*
Total for <ALL> :	*-1,090,148.31*	*0.00*	*1,771,479.44*	*0.00*	*19,798.26*	*2,119,972.82*	*0.00*	*2,821,102.21*
Grand total:	*-1,090,148.31*	*0.00*	*1,771,479.44*	*0.00*	*19,798.26*	*2,119,972.82*	*0.00*	*2,821,102.21*

C-16

Elm Partners Portfolio LLC Local currency :USD SECURITIES PROFIT AND LOSS COMBINED FOR THE PERIOD May 31, 2024 to June 30, 2024 UnrealisedRealised FX Gain RealisedSecurity TotalUnrealised FX Gain Bond Income Dividend Income /(Expense) Other Income /(Expense) EA Group: &lt;ALL&gt; Counterpart: VANGUARDBROKERAGESERVICES Security Type: Fund investment 644,676.4075,011.30569,665.100.000.00VANGUARD TOT STK MKT-INST MF - VITSX US 0.00 0.00 0.00 123,314.170.000.00Total for Fund investment : 324,567.900.00 0.00 201,253.73 0.00 248,499.210.000.00Total for VANGUARDBROKERAGESERVICES : 1,360,293.850.00 756.96 0.001,111,037.68 1,771,479.440.00-1,090,148.31Total for &lt;ALL&gt; : 2,821,102.210.00 19,798.26 0.002,119,972.82 1,771,479.440.00-1,090,148.31Grand total: 2,821,102.210.00 19,798.26 0.002,119,972.82 C-16

SECURITIES DIVIDEND OUTSTANDING AS OF 6/30/2024

Elm Partners Portfolio LLC

Trans. Ref	Security	Payment Method	Reinvestment Price	Reinvestment Preference	Ex Date	Accrual Date	Payable Date	CCY	Gross Amount or Shares	Withholding Tax Amount	Issuance Fee	Net Amount	Net Amount Lcy Equivalent
Long Dividends - <ALL>													
Fidelity Brokerage Services													
Equity													
V89252	VANGUARD REAL ESTATE ETF - VNQ US	Cash		Company pref	6/28/2024	6/28/2024	7/2/2024	USD	7,641.69	0.00	0.00	7,641.69	7,641.69
V89539	VANGUARD VALUE ETF - VTV US	Cash		Cash	6/27/2024	6/27/2024	7/1/2024	USD	16,333.80	0.00	0.00	16,333.80	16,333.80
												Equity Total	23,975.49
Exchange traded fund													
V89534	SCHWAB US REIT ETF - SCHH US	Cash		Cash	6/26/2024	6/26/2024	7/1/2024	USD	60,969.10	0.00	0.00	60,969.10	60,969.10
												Exchange traded fund Total	60,969.10
												Counterpart Total	84,944.59
Interactive Brokers LLC - 1													
Equity													
V89255	VANGUARD TOTAL STOCK MKT ETF - VTI US	Cash		Company pref	6/28/2024	6/28/2024	7/2/2024	USD	118,987.50	0.00	0.00	118,987.50	118,987.50
												Equity Total	118,987.50
												Counterpart Total	118,987.50
Vanguard Brokerage Services													
Equity													
V89254	VANGUARD SMALL-CAP ETF - VB US	Cash		Company pref	6/28/2024	6/28/2024	7/2/2024	USD	13,545.60	0.00	0.00	13,545.60	13,545.60
V89255	VANGUARD TOTAL STOCK MKT ETF - VTI US	Cash		Company pref	6/28/2024	6/28/2024	7/2/2024	USD	41,412.41	0.00	0.00	41,412.41	41,412.41
												Equity Total	54,958.01
Exchange traded fund													
V89253	VANGUARD S&P 500 ETF - VOO US	Cash		Company pref	6/28/2024	6/28/2024	7/2/2024	USD	22,240.25	0.00	0.00	22,240.25	22,240.25
V89534	SCHWAB US REIT ETF - SCHH US	Cash		Cash	6/26/2024	6/26/2024	7/1/2024	USD	8,205.58	0.00	0.00	8,205.58	8,205.58
V89536	SCHWAB INTL SMALL-CAP EQUITY - SCHC US	Cash		Cash	6/26/2024	6/26/2024	7/1/2024	USD	6,462	0.00	0.00	6,462	6,462.00
												Exchange traded fund Total	36,907.83
Fund investment													
V89535	VANGUARD SML CAP INDX-INST MF - VSCIX US	Cash		Cash	6/28/2024	6/28/2024	7/1/2024	USD	24,316.09	0.00	0.00	24,316.09	24,316.09
V89546	VANGUARD TOT STK MKT-INST MF - VITSX US	Cash		Cash	6/28/2024	6/28/2024	7/1/2024	USD	75,011.30	0.00	0.00	75,011.30	75,011.30
												Fund investment Total	99,327.39
												Counterpart Total	191,193.23
												Long Dividends Total	395,125.32
												Company Total	395,125.32

C-17

SECURITIES DIVIDEND OUTSTANDING AS OF 6/30/2024 Elm Partners Portfolio LLC Trans. Ref Security Payment Method Net Amount Lcy Equivalent Net AmountIssuance FeeReinvestment Price Reinvestment Preference Ex Date Payable Date CCY Gross Amount or Shares Withholding Tax Amount Accrual Date Long Dividends - &lt;ALL&gt; Fidelity Brokerage Services Equity V89252 VANGUARD REAL ESTATE ETF - VNQ US Cash 7,641.697,641.690.00Company pref. 6/28/2024 7/2/2024 USD 7,641.69 0.006/28/2024 V89539 VANGUARD VALUE ETF - VTV US Cash 16,333.8016,333.800.00Cash 6/27/2024 7/1/2024 USD 16,333.80 0.006/27/2024 Equity Total 23,975.49 Exchange traded fund V89534 SCHWAB US REIT ETF - SCHH US Cash 60,969.1060,969.100.00Cash 6/26/2024 7/1/2024 USD 60,969.10 0.006/26/2024 Exchange traded fund Total 60,969.10 Counterpart Total 84,944.59 Interactive Brokers LLC - 1 Equity V89255 VANGUARD TOTAL STOCK MKT ETF - VTI US Cash 118,987.50118,987.500.00Company pref. 6/28/2024 7/2/2024 USD 118,987.50 0.006/28/2024 Equity Total 118,987.50 Counterpart Total 118,987.50 Vanguard Brokerage Services Equity V89254 VANGUARD SMALL-CAP ETF - VB US Cash 13,545.6013,545.600.00Company pref. 6/28/2024 7/2/2024 USD 13,545.60 0.006/28/2024 V89255 VANGUARD TOTAL STOCK MKT ETF - VTI US Cash 41,412.4141,412.410.00Company pref. 6/28/2024 7/2/2024 USD 41,412.41 0.006/28/2024 Equity Total 54,958.01 Exchange traded fund V89253 VANGUARD S&P 500 ETF - VOO US Cash 22,240.2522,240.250.00Company pref. 6/28/2024 7/2/2024 USD 22,240.25 0.006/28/2024 V89534 SCHWAB US REIT ETF - SCHH US Cash 8,205.588,205.580.00Cash 6/26/2024 7/1/2024 USD 8,205.58 0.006/26/2024 V89536 SCHWAB INTL SMALL-CAP EQUITY - SCHC US Cash 6,462.006,4620.00Cash 6/26/2024 7/1/2024 USD 6,462 0.006/26/2024 Exchange traded fund Total 36,907.83 Fund investment V89535 VANGUARD SML CAP INDX-INST MF - VSCIX US Cash 24,316.0924,316.090.00Cash 6/28/2024 7/1/2024 USD 24,316.09 0.006/28/2024 V89546 VANGUARD TOT STK MKT-INST MF - VITSX US Cash 75,011.3075,011.300.00Cash 6/28/2024 7/1/2024 USD 75,011.30 0.006/28/2024 Fund investment Total 99,327.39 Counterpart Total 191,193.23 Long Dividends Total 395,125.32 Company Total 395,125.32 C-17

SERIES PORTFOLIOS TRUST (the “Trust”)
PART C

(Elm Market Navigator ETF)

    OTHER INFORMATION

Item 28. Exhibits

(a)	(i)		Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
	(ii)		Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 4 on May 18, 2016.
(b)			Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 18 on October 31, 2016.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(i)		Investment Advisory Agreement between the Trust, on behalf of the Elm Market Navigator ETF, and Elm Partners Management LLC - filed herewith.
	(ii)		Contractual Management Fee waiver Agreement between the Trust, on behalf of the Elm Market Navigator ETF, and Elm Partners Management LLC - filed herewith.
(e)	(i)
ETF Distribution Agreement between the Trust and Quasar Distributors, LLC - Incorporated herein by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No.125 on December 27, 2021.

		(A)	Amendment to the ETF Distribution Agreement between the Trust and Quasar – filed herewith.
	(iii)		Form of Authorized Participant Agreement - Incorporated herein by reference to Registrants Registration Statement filed on Form N-1A as Post-Effective Amendment No.125 on December 27, 2021.
(f)			Bonus or Profit Sharing Contracts – not applicable.
(g)	(i)
Custodian Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)	Amendment to Custodian Agreement – filed herewith.

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)	Amendment to Fund Administration Servicing Agreement – filed herewith.

(ii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)	Amendment to Fund Accounting Servicing Agreement – filed herewith.
1

(iii)
Amended and Restated Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 174 on August 17, 2023.

(A)	Amendment to Transfer Agent Agreement – filed herewith.

	(iv)	Power of Attorney dated October 26, 2023 - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 183 on December 1, 2023.
(i)	(i)	Consent of Counsel by Kirkland & Ellis LLP – filed herewith.
	(ii)	Opinion of Richards, Layton & Finger, P.A. – filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm for the Predecessor Fund – filed herewith.
(k)		Omitted Financial Statements – not applicable.
(l)		Initial Capital Agreement – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on November 20, 2015.
(m)		Rule 12b-1 Plan – filed herewith.
(n)		Rule 18f-3 Plan – not applicable.
(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 150 on November 14, 2022.
	(ii)	Code of Ethics for Elm Partners Management, LLC - filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII, Section 2 of the Registrant’s Amended and Restated Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated Bylaws, and Section 8 of the Distribution Agreement. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the Distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless
2

in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    The response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Ecofin Tax-Exempt Private Credit Fund, Inc.
6.Edgar Lomax Value Fund, Series of Advisors Series Trust
7.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
3

35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
53.AAM Transformers ETF, Series of ETF Series Solutions
54.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
55.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
63.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
64.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
65.BTD Capital Fund, Series of ETF Series Solutions
66.Carbon Strategy ETF, Series of ETF Series Solutions
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.Hoya Capital Housing ETF, Series of ETF Series Solutions
76.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
78.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
79.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
80.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
82.Opus Small Cap Value ETF, Series of ETF Series Solutions
83.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
4

84.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
85.The Acquirers Fund, Series of ETF Series Solutions
86.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
87.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
88.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
89.U.S. Global JETS ETF, Series of ETF Series Solutions
90.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.US Vegan Climate ETF, Series of ETF Series Solutions
92.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
93.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
94.First American Funds Trust
95.FundX Investment Trust
96.The Glenmede Fund, Inc.
97.The GoodHaven Funds Trust
98.Harding, Loevner Funds, Inc.
99. Hennessy Funds Trust
100.Horizon Funds
101.Hotchkis & Wiley Funds
102.Intrepid Capital Management Funds Trust
103.Jacob Funds Inc.
104.The Jensen Quality Growth Fund Inc.
105.Kirr, Marbach Partners Funds, Inc.
106.Leuthold Funds, Inc.
107.Core Alternative ETF, Series of Listed Funds Trust
108.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.LKCM Funds
111.LoCorr Investment Trust
112.MainGate Trust
113.ATAC Rotation Fund, Series of Managed Portfolio Series
114.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
115.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
119.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.Kensington Active Advantage Fund, Series of Managed Portfolio Series
121.Kensington Defender Fund, Series of Managed Portfolio Series
122.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
123.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124.Kensington Managed Income Fund, Series of Managed Portfolio Series
125.LK Balanced Fund, Series of Managed Portfolio Series
126.Muhlenkamp Fund, Series of Managed Portfolio Series
127.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
128.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
129.Olstein All Cap Value Fund, Series of Managed Portfolio Series
130.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
131.Port Street Quality Growth Fund, Series of Managed Portfolio Series
132.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
5

133.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
134.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
135.Reinhart International PMV Fund, Series of Managed Portfolio Series
136.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
137.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
138.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
139.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.Tremblant Global ETF, Series of Managed Portfolio Series
141.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
143.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
145.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
146.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148.SWP Growth & Income ETF, Series of Manager Directed Portfolios
149.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150.Mason Capital Fund Trust
151.Matrix Advisors Funds Trust
152.Matrix Advisors Value Fund, Inc.
153.Monetta Trust
154.Nicholas Equity Income Fund, Inc.
155.Nicholas Fund, Inc.
156.Nicholas II, Inc.
157.Nicholas Limited Edition, Inc.
158.Oaktree Diversified Income Fund Inc.
159.Permanent Portfolio Family of Funds
160.Perritt Funds, Inc.
161.Procure ETF Trust II
162.Professionally Managed Portfolios
163.Prospector Funds, Inc.
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
170.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
173.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
174.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
175.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
176.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
177.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
181.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
6

182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
190.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
191.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
192.SGI Global Equity Fund, Series of The RBB Fund, Inc.
193.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
194.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
195.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
196.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
197.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
198.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
199.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
200.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
201.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
203.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
204.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
205.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
206.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
207.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
208.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
209.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
210.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
211.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
212.The RBB Fund Trust
213.RBC Funds Trust
214.Rockefeller Municipal Opportunities Fund
215.Series Portfolios Trust
216.Thompson IM Funds, Inc.
217.Tortoise Capital Series Trust
218.TrimTabs ETF Trust
219.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
220.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
221.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
222.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
223.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
224.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
225.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
226.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
227.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
228.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
229.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
230.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
7

231.USQ Core Real Estate Fund
232.Wall Street EWM Funds Trust
233.Wisconsin Capital Funds, Inc.

(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100 Portland, Maine 04101:

Name	Address	Positions with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100 Portland, Maine 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, Maine 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, Maine 04101	Vice President	None
Weston Sommers	Three Canal Plaza, Suite 100 Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, Maine 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100 Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None

    (c)    Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Adviser	Elm Partners Management LLC 1430 Walnut St, Ste 200 Philadelphia, Pennsylvania 19102
Item 34. Management Services
    Not applicable.
Item 35. Undertakings
    Not applicable.
8

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Series Portfolios Trust, certifies that it has duly caused this Post-Effective Amendment No. 213 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 6th day of February, 2025.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 213 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	February 6, 2025
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	February 6, 2025
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	February 6, 2025
Koji Felton

/s/ Elaine E. Richards*	Trustee	February 6, 2025
Elaine E. Richards

/s/ Ryan L. Roell	President and Principal	February 6, 2025
Ryan L. Roell	Executive Officer

/s/ Douglas Schafer*	Treasurer, Principal Financial	February 6, 2025
Douglas Schafer	Officer and Principal Accounting
Officer

*By: /s/ Ryan L. Roell		February 6, 2025
Ryan L. Roell Attorney-In Fact pursuant to Power of Attorney
9

EXHIBIT INDEX

Exhibit	Exhibit No.

Investment Advisory Agreement	(d)(i)(A)
Contractual Management Fee waiver Agreement	(d)(ii)
Amendment to the ETF Distribution Agreement	(e)(i)(A)
Amendment to Custodian Agreement	(g)(i)(B)
Amendment to Fund Administration Servicing Agreement	(h)(i)(B)
Amendment to Fund Accounting Servicing Agreement	(h)(ii)(B)
Amendment to Transfer Agent Agreement	(h)(iii)(B)
Consent of Counsel by Kirkland & Ellis LLP	(i)(i)
Opinion of Richards, Layton & Finger, P.A.	(i)(ii)
Consent of Independent Registered Public Accounting Firm for the Predecessor Fund	(j)
Rule 12b-1 Plan	(m)
Elm Partners Code of Ethics	(p)(ii)
10